UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS®
INVESTMENT MANAGEMENT

MFS® Bond Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 97.4%
Aerospace - 1.6%
BE Aerospace, Inc., 8.5%, 2018	$2,258,000	$2,500,735
Bombardier, Inc., 7.75%, 2020 (n)	1,315,000	1,428,419

		$3,929,154

Airlines - 0.6%
American Airlines Pass-Through Trust, 6.817%, 2011	$1,169,000	$1,173,384
Continental Airlines, Inc., 7.25%, 2021	364,640	393,812

		$1,567,196

Asset-Backed & Securitized - 5.6%
Anthracite Ltd., “A”, CDO, FRN, 0.612%, 2019 (z)	$475,873	$433,044
ARCap REIT, Inc., CDO, “G”, 6.076%, 2045 (z)	350,000	32,375
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040 (z)	344,729	193,572
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	56,676	57,243
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	1,530,404	1,544,790
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	514,266	540,535
Commercial Mortgage Acceptance Corp., FRN, 1.408%, 2030 (i)	1,072,500	51,480
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046	397,355	418,943
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	454,000	476,694
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	402,227	373,066
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	4,933	4,242
Falcon Franchise Loan LLC, FRN, 3.002%, 2025 (i)(z)	1,749,045	137,300
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	318,394	329,653
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	712,919	686,184
GMAC LLC, FRN, 6.02%, 2033 (z)	395,295	409,001
GMAC LLC, FRN, 7.808%, 2034 (n)	825,000	820,215
Greenwich Capital Commercial Funding Corp., FRN, 5.889%, 2038	350,000	363,257
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,020,006	1,075,737
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.398%, 2042 (n)	765,072	267,129
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	1,195,039	1,279,906

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.986%, 2051	$2,617,888	$2,777,238
KKR Financial CLO Ltd., “C”, FRN, 1.763%, 2021 (n)	505,395	411,897
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.534%, 2030 (i)	1,492,664	31,703
Merrill Lynch Mortgage Trust, FRN, “C”, 6.02%, 2050	234,000	111,945
Morgan Stanley Capital I, Inc., FRN, 0.598%, 2030 (i)(n)	2,977,811	76,612
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	173,806	173,745
Prudential Securities Secured Financing Corp., FRN, 7.223%, 2013 (z)	567,000	568,641
Spirit Master Funding LLC, 5.05%, 2023 (z)	359,486	312,570

		$13,958,717

Automotive - 0.9%
Ford Motor Credit Co. LLC, 8%, 2014	$1,415,000	$1,573,733
Harley Davidson Financial Services, 3.875%, 2016 (z)	580,000	577,254

		$2,150,987

Biotechnology - 0.2%
Life Technologies Corp., 6%, 2020	$360,000	$387,744

Broadcasting - 2.6%
CBS Corp., 8.875%, 2019	$760,000	$954,334
CBS Corp., 5.75%, 2020	440,000	465,370
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,104,000	1,164,720
News America, Inc., 8.5%, 2025	770,000	938,846
SIRIUS XM Radio, Inc., 13%, 2013 (z)	2,005,000	2,380,936
WPP Finance, 8%, 2014	366,000	426,615

		$6,330,821

Brokerage & Asset Managers - 0.4%
TD Ameritrade Holding Co., 4.15%, 2014	$855,000	$890,064

Building - 1.7%
CEMEX S.A.B. de C.V., 9%, 2018 (n)	$100,000	$104,875
Mohawk Industries, Inc., 6.875%, 2016	2,340,000	2,509,650
Owens Corning, Inc., 6.5%, 2016	1,415,000	1,540,653

		$4,155,178

Cable TV - 3.4%
Cablevision Systems Corp., 8%, 2020	$1,105,000	$1,204,450
CCH II LLC, 13.5%, 2016	1,500,000	1,796,250
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	291,020
DIRECTV Holdings LLC, 7.625%, 2016	570,000	628,425

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
DIRECTV Holdings LLC, 5.875%, 2019	$490,000	$529,775
Myriad International Holdings B.V., 6.375%, 2017 (n)	586,000	618,933
TCI Communications, Inc., 9.8%, 2012	439,000	472,049
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,035,495
Time Warner Cable, Inc., 5%, 2020	354,000	357,901
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	325,390
Virgin Media Finance PLC, 9.5%, 2016	1,000,000	1,137,500

		$8,397,188

Chemicals - 4.0%
Ashland, Inc., 9.125%, 2017	$1,432,000	$1,643,220
Dow Chemical Co., 8.55%, 2019	1,936,000	2,447,189
Lyondell Chemical Co., 11%, 2018	3,115,000	3,496,588
Nalco Co., 8.25%, 2017	2,033,000	2,221,053

		$9,808,050

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$526,000	$548,358

Consumer Products - 2.4%
Clorox Co., 5%, 2013	$700,000	$742,627
Hasbro, Inc., 6.35%, 2040	1,544,000	1,548,001
Newell Rubbermaid, Inc., 5.5%, 2013	1,702,000	1,826,197
Whirlpool Corp., 8%, 2012	1,634,000	1,741,342

		$5,858,167

Consumer Services - 1.0%
Service Corp. International, 7.375%, 2014	$820,000	$899,950
Service Corp. International, 7%, 2019	450,000	472,500
Western Union Co., 5.4%, 2011	1,133,000	1,166,307

		$2,538,757

Containers - 1.9%
Crown Americas LLC, 7.625%, 2017	$2,356,000	$2,573,930
Greif, Inc., 6.75%, 2017	1,136,000	1,198,480
Owens-Illinois, Inc., 7.375%, 2016	850,000	931,813

		$4,704,223

Defense Electronics - 0.6%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,358,000	$1,525,189

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$360,000	$411,986

Emerging Market Quasi-Sovereign - 2.2%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$709,000	$739,133
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	467,283

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - continued
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	$403,000	$504,234
Majapahit Holding B.V., 7.75%, 2020 (n)	589,000	662,625
Petrobras International Finance Co., 3.875%, 2016	1,179,000	1,186,882
PTTEP Canada International Finance Ltd., 5.692%, 2021 (z)	620,000	619,547
VEB Finance Ltd., 6.902%, 2020 (n)	653,000	702,759
VTB Capital S.A., 6.465%, 2015 (n)	153,000	163,894
VTB Capital S.A., 6.551%, 2020 (n)	403,000	408,521

		$5,454,878

Emerging Market Sovereign - 0.3%
Republic of Hungary, 6.375%, 2021	$630,000	$630,630

Energy - Independent - 5.6%
Anadarko Petroleum Corp., 6.375%, 2017	$1,337,000	$1,471,629
Anadarko Petroleum Corp., 6.45%, 2036	804,000	802,962
Anadarko Petroleum Corp., 6.2%, 2040	750,000	724,571
Chesapeake Energy Corp., 6.875%, 2020	1,700,000	1,836,000
Newfield Exploration Co., 6.625%, 2016	1,715,000	1,772,881
Nexen, Inc., 7.5%, 2039	1,400,000	1,576,432
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,193,420
Pioneer Natural Resources Co., 7.5%, 2020	1,518,000	1,709,614
Southwestern Energy Co., 7.5%, 2018	1,851,000	2,098,571
Talisman Energy, Inc., 7.75%, 2019	590,000	719,910

		$13,905,990

Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 2020	$747,000	$741,291
Hess Corp., 8.125%, 2019	440,000	552,354

		$1,293,645

Entertainment - 0.3%
Viacom, Inc., 3.5%, 2017	$800,000	$787,629

Financial Institutions - 2.9%
CIT Group, Inc., 6.625%, 2018 (z)	$1,900,000	$1,928,500
General Electric Capital Corp., 3.75%, 2014	413,000	430,301
General Electric Capital Corp., 5.5%, 2020	1,470,000	1,555,286
International Lease Finance Corp., 9%, 2017 (n)	90,000	101,250
International Lease Finance Corp., 7.125%, 2018 (n)	570,000	612,465
SLM Corp., 6.25%, 2016	1,370,000	1,428,225

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Financial Institutions - continued
SLM Corp., 8%, 2020	$1,090,000	$1,188,100

		$7,244,127

Food & Beverages - 4.0%
Anheuser-Busch InBev S.A, 7.2%, 2014	$1,280,000	$1,454,166
Anheuser-Busch InBev S.A., 7.75%, 2019	610,000	750,488
Kraft Foods, Inc., 6.125%, 2018	920,000	1,028,857
Kraft Foods, Inc., 6.5%, 2040	555,000	592,788
Miller Brewing Co., 5.5%, 2013 (n)	1,724,000	1,873,669
Tyson Foods, Inc., 6.6%, 2016	2,229,000	2,490,906
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	1,797,000	1,826,180

		$10,017,054

Food & Drug Stores - 0.4%
CVS Caremark Corp., 3.25%, 2015	$296,000	$300,681
CVS Caremark Corp., 5.75%, 2017	664,000	731,388

		$1,032,069

Forest & Paper Products - 1.2%
Fibria Overseas Finance, 6.75%, 2021 (n)	$625,000	$645,313
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,000,000	1,061,250
Georgia-Pacific Corp., 5.4%, 2020 (n)	389,000	384,127
Inversiones CMPC S.A., 4.75%, 2018 (n)	788,000	775,342

		$2,866,032

Gaming & Lodging - 1.7%
Host Hotels & Resorts, Inc., 6.75%, 2016	$1,600,000	$1,650,000
Wyndham Worldwide Corp., 6%, 2016	2,530,000	2,680,889

		$4,330,889

Insurance - 3.2%
Aflac, Inc., 6.45%, 2040	$952,000	$955,491
American International Group, Inc., 6.4%, 2020	2,000,000	2,134,588
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,229,000	1,136,825
Metropolitan Life Global Funding, 5.125%, 2013 (n)	600,000	640,294
Metropolitan Life Global Funding, 5.125%, 2014 (n)	370,000	401,003
Prudential Financial, Inc., 4.75%, 2015	631,000	671,852
Unum Group, 7.125%, 2016	500,000	563,667
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,491,475

		$7,995,195

Insurance - Health - 0.3%
Humana, Inc., 7.2%, 2018	$754,000	$856,999

Issuer	Shares/Par	Value ($)
BONDS - continued
Insurance - Property & Casualty - 1.8%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$918,576
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	191,133
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	293,648
CNA Financial Corp., 5.875%, 2020	1,570,000	1,621,041
XL Group PLC, 6.5% to 2017, FRN to 2049	663,000	608,301
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	896,000	898,240

		$4,530,939

Machinery & Tools - 0.9%
Case New Holland, Inc., 7.875%, 2017 (n)	$1,989,000	$2,210,276

Major Banks - 10.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$320,000	$246,400
Bank of America Corp., 5.65%, 2018	580,000	606,148
Bank of America Corp., 7.625%, 2019	990,000	1,146,617
Bank of America Corp., 5.625%, 2020	235,000	241,269
Bank of America Corp., 5.875%, 2021	500,000	522,089
Bank of America Corp., 8% to 2018, FRN to 2049	533,000	573,172
BB&T Corp., 3.95%, 2016	500,000	515,899
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	672,000
Commonwealth Bank of Australia, 5%, 2019 (n)	400,000	413,056
Credit Suisse (USA), Inc., 6%, 2018	180,000	191,178
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,183,429
Goldman Sachs Group, Inc., 7.5%, 2019	1,927,000	2,238,372
HSBC USA, Inc., 4.875%, 2020	1,540,000	1,507,577
JPMorgan Chase & Co., 6%, 2017	1,000,000	1,093,768
JPMorgan Chase Capital XXII, 6.45%, 2037	758,000	762,850
JPMorgan Chase Capital XXVII, 7%, 2039	199,000	205,045
Macquarie Group Ltd., 6%, 2020 (n)	1,000,000	1,006,394
Macquarie Group Ltd., 6.25%, 2021 (z)	580,000	586,098
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	538,610
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	368,854
Morgan Stanley, 5.75%, 2016	906,000	970,032
Morgan Stanley, 6.625%, 2018	701,000	770,480
Morgan Stanley, 7.3%, 2019	1,240,000	1,394,701
Morgan Stanley, 5.75%, 2021	1,000,000	1,009,296
PNC Funding Corp., 5.625%, 2017	1,095,000	1,187,745

3

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
Royal Bank of Scotland PLC, 6.125%, 2021	$1,240,000	$1,274,808
Santander UK PLC, 3.875%, 2014 (n)	413,000	412,493
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,132,161
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	510,000	491,220
Wachovia Corp., 6.605%, 2025	1,270,000	1,316,182
Wells Fargo & Co., 4.6%, 2021	1,200,000	1,186,686
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	348,000	381,060

		$26,145,689

Medical & Health Technology & Services - 0.8%
Hospira, Inc., 6.05%, 2017	$906,000	$1,004,026
McKesson Corp., 5.7%, 2017	770,000	852,782
McKesson Corp., 7.5%, 2019	120,000	145,143

		$2,001,951

Metals & Mining - 4.8%
ArcelorMittal, 6.5%, 2014	$945,000	$1,041,214
ArcelorMittal, 6.125%, 2018	263,000	278,584
ArcelorMittal, 9.85%, 2019	1,655,000	2,099,785
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	927,000	889,584
Peabody Energy Corp., 5.875%, 2016	500,000	506,250
Peabody Energy Corp., 7.375%, 2016	2,670,000	2,963,700
Southern Copper Corp., 6.75%, 2040	1,681,000	1,689,706
Teck Resources Ltd., 10.75%, 2019	940,000	1,200,380
Vale Overseas Ltd., 6.875%, 2039	1,110,000	1,186,473

		$11,855,676

Mortgage-Backed - 0.0%
Fannie Mae, 7.5%, 2030 - 2031	$68,629	$79,691

		$79,691

Natural Gas - Pipeline - 3.9%
El Paso Pipeline Partners LP, 6.5%, 2020	$940,000	$1,033,655
Energy Transfer Partners LP, 8.5%, 2014	1,252,000	1,462,970
Energy Transfer Partners LP, 9.7%, 2019	480,000	626,516
Enterprise Products Operating LP, 5.65%, 2013	354,000	381,581
Enterprise Products Partners LP, 6.3%, 2017	540,000	608,825
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	506,000	546,480
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	267,000	277,013
Kinder Morgan Energy Partners, 6.85%, 2020	370,000	423,908
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	445,176
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	651,549

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Plains All American Pipeline, LP, 3.95%, 2015	$1,290,000	$1,330,307
Rockies Express Pipeline, 5.625%, 2020 (n)	697,000	692,851
Spectra Energy Capital LLC, 8%, 2019	942,000	1,145,359

		$9,626,190

Network & Telecom - 2.5%
AT&T, Inc., 5.35%, 2040 (n)	$600,000	$537,447
Qwest Corp., 7.875%, 2011	1,010,000	1,037,775
Telefonica Emisiones S.A.U., 5.134%, 2020	1,200,000	1,193,950
Telefonica Emisiones S.A.U., 5.462%, 2021	760,000	769,660
Verizon Communications, Inc., 1.95%, 2014	2,500,000	2,502,085
Verizon New York, Inc., 6.875%, 2012	51,000	53,991

		$6,094,908

Oil Services - 1.0%
Ensco PLC, 4.7%, 2021	$1,240,000	$1,230,831
Transocean, Inc., 6%, 2018	490,000	529,041
Transocean, Inc., 6.5%, 2020	610,000	672,550

		$2,432,422

Oils - 0.5%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,199,000	$1,222,980

Other Banks & Diversified Financials - 4.8%
American Express Centurion Bank, 5.55%, 2012	$590,000	$625,242
American Express Co., 8.125%, 2019	320,000	399,255
Banco Bradesco S.A., 6.75%, 2019 (n)	786,000	825,300
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,449,864
Capital One Financial Corp., 8.8%, 2019	1,000,000	1,257,361
Capital One Financial Corp., 10.25%, 2039	510,000	553,350
Citigroup, Inc., 6.125%, 2018	635,000	692,601
Citigroup, Inc., 8.5%, 2019	928,000	1,145,037
Citigroup, Inc., 5.375%, 2020	500,000	514,727
Citigroup, Inc., 8.125%, 2039	500,000	626,757
Discover Bank, 7%, 2020	1,426,000	1,568,888
HSBC Holdings PLC, 5.1%, 2021	1,230,000	1,236,311
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	412,000	398,135
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	540,161

		$11,832,989

Pharmaceuticals - 0.8%
Celgene Corp., 2.45%, 2015	$606,000	$586,483
Mylan Laboratories, Inc., 7.625%, 2017 (n)	1,216,000	1,308,720

		$1,895,203

4

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Pollution Control - 0.8%
Allied Waste North America, Inc., 6.875%, 2017	$1,110,000	$1,209,900
Republic Services, Inc., 5.25%, 2021	860,000	900,293

		$2,110,193

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$278,470

Railroad & Shipping - 0.2%
CSX Corp., 7.375%, 2019	$165,000	$199,413
Kansas City Southern, 7.375%, 2014	330,000	343,200

		$542,613

Real Estate - 2.7%
HCP, Inc., REIT, 5.375%, 2021	$1,369,000	$1,382,528
HRPT Properties Trust, REIT, 6.25%, 2016	1,027,000	1,103,251
Simon Property Group, Inc., REIT, 5.75%, 2015	440,000	489,360
Simon Property Group, Inc., REIT, 10.35%, 2019	1,026,000	1,414,194
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,947,000	2,234,023

		$6,623,356

Retailers - 1.5%
Home Depot, Inc., 5.95%, 2041	$822,000	$819,710
Limited Brands, Inc., 7%, 2020	880,000	931,700
Macy’s, Inc., 6.625%, 2011	1,236,000	1,236,000
Staples, Inc., 7.75%, 2011	370,000	370,000
Staples, Inc., 9.75%, 2014	335,000	402,190

		$3,759,600

Specialty Stores - 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$965,000	$1,010,063

Telecommunications - Wireless - 2.3%
American Tower Corp., 4.625%, 2015	$1,770,000	$1,837,513
American Tower Corp., 4.5%, 2018	1,150,000	1,129,398
Crown Castle International Corp., 7.75%, 2017 (n)	960,000	1,046,400
Crown Castle Towers LLC, 6.113%, 2020 (n)	955,000	1,035,080
Rogers Cable, Inc., 5.5%, 2014	364,000	399,580
Vodafone Group PLC, 5.625%, 2017	201,000	222,088

		$5,670,059

Issuer	Shares/Par	Value ($)
BONDS - continued
Telephone Services - 0.5%
Embarq Corp., 7.082%, 2016	$540,000	$614,083
Embarq Corp., 7.995%, 2036	600,000	676,441

		$1,290,524

Tobacco - 3.1%
Altria Group, Inc., 9.95%, 2038	$1,510,000	$2,106,142
BAT International Finance PLC, 9.5%, 2018 (n)	600,000	793,580
Lorillard Tobacco Co., 8.125%, 2019	2,257,000	2,627,929
Reynolds American, Inc., 7.25%, 2012	881,000	939,950
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,257,907

		$7,725,508

Transportation - Services - 1.0%
Erac USA Finance Co., 6.375%, 2017 (n)	$200,000	$224,216
Erac USA Finance Co., 7%, 2037 (n)	1,979,000	2,156,176

		$2,380,392

Utilities - Electric Power - 2.6%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$610,000	$646,876
CenterPoint Energy, Inc., 5.95%, 2017	800,000	870,687
DPL, Inc., 6.875%, 2011	614,000	629,329
EDP Finance B.V., 6%, 2018 (n)	1,863,000	1,767,493
Enersis S.A., 7.375%, 2014	686,000	763,606
Oncor Electric Delivery Co., 6.8%, 2018	561,000	639,424
PSEG Power LLC, 5.32%, 2016	288,000	310,353
System Energy Resources, Inc., 5.129%, 2014 (z)	254,274	260,633
Waterford 3 Funding Corp., 8.09%, 2017	559,371	560,149

		$6,448,550

Total Bonds		$241,345,158

FLOATING RATE LOANS (g)(r) - 0.3%
Automotive - 0.3%
Ford Motor Co., Term Loan B-1, 3.01%, 2013	$667,213	$666,479

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	2,573,569	$2,573,569

Total Investments		$244,585,206

OTHER ASSETS, LESS LIABILITIES - 1.3%		3,188,174

NET ASSETS - 100.0%		$247,773,380

5

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Bond Portfolio

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,110,353, representing 17.8% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, 6.076%, 2045	9/21/04 - 10/01/09	$330,682	$32,375
Anthracite Ltd., “A”, CDO, FRN, 0.612%, 2019	1/15/10	343,285	433,044
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040	3/01/06	344,729	193,572
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	56,952	57,243
CIT Group, Inc., 6.625%, 2018	3/23/11 - 3/24/11	1,916,906	1,928,500
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/14/10 - 9/16/10	1,531,910	1,544,790
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	329,678	373,066
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	4,685	4,242
Falcon Franchise Loan LLC, FRN, 3.002%, 2025	1/29/03	159,341	137,300
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	691,645	686,184
GMAC LLC, FRN, 6.02%, 2033	3/20/02	254,326	409,001
Harley Davidson Financial Services, 3.875%, 2016	3/01/11	580,280	577,254
Macquarie Group Ltd., 6.25%, 2021	1/06/11	573,953	586,098
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	173,806	173,745
PTTEP Canada International Finance Ltd., 5.692%, 2021	12/06/04	619,443	619,547
Prudential Securities Secured Financing Corp., FRN, 7.223%, 2013	12/06/04	583,433	568,641
SIRIUS XM Radio, Inc., 13%, 2013	2/16/11 - 2/18/11	2,388,603	2,380,936
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	356,101	312,570
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 9/08/04	254,363	260,633

Total Restricted Securities			$11,278,741
% of Net Assets			4.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Bond Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap contracts. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$6,085,508	$—	$6,085,508
Corporate Bonds	—	179,663,370	—	179,663,370
Residential Mortgage-Backed Securities	—	79,691	—	79,691
Commercial Mortgage-Backed Securities	—	10,226,546	—	10,226,546
Asset-Backed Securities (including CDOs)	—	3,732,171	—	3,732,171
Foreign Bonds	—	41,557,872	—	41,557,872
Floating Rate Loans	—	666,479	—	666,479
Mutual Funds	2,573,569	—	—	2,573,569

Total Investments	$2,573,569	$242,011,637	$—	$244,585,206

Other Financial Instruments
Swaps	$—	$(204,426)	$—	$(204,426)

For further information regarding security characteristics, see the Portfolio of Investments.

7

MFS Bond Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$234,904,890

Gross unrealized appreciation	$12,333,959
Gross unrealized depreciation	(2,653,643)

Net unrealized appreciation (depreciation)	$9,680,316

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 3/31/11

Swap Agreements at 3/31/11

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(1)	$(204,426)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event MBIA, Inc., 7.0%, 12/15/25, a B- rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,282,745	32,244,208	(38,953,384)	2,573,569

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,636	$2,573,569

8

MFS INVESTMENT MANAGEMENT

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 100.1%
Aerospace - 2.9%
Boeing Co.	5,430	$401,436
Goodrich Corp.	5,560	475,547
Honeywell International, Inc.	18,050	1,077,766
Precision Castparts Corp.	4,360	641,705
Textron, Inc.	17,010	465,904
United Technologies Corp.	15,650	1,324,773

		$4,387,131

Airlines - 0.2%
Copa Holdings S.A., “A”	2,100	$110,880
United Continental Holdings, Inc. (a)	8,810	202,542

		$313,422

Apparel Manufacturers - 0.6%
NIKE, Inc., “B”	7,830	$592,731
Phillips-Van Heusen Corp.	4,210	273,776

		$866,507

Automotive - 0.7%
General Motors Co. (a)	20,560	$637,977
Magna International, Inc.	7,910	378,968

		$1,016,945

Biotechnology - 1.7%
Amgen, Inc. (a)	28,800	$1,539,360
Anacor Pharmaceuticals, Inc. (a)	28,150	194,798
Gilead Sciences, Inc. (a)	21,580	915,855

		$2,650,013

Broadcasting - 2.0%
CBS Corp., “B”	25,560	$640,022
Discovery Communications, Inc., “A” (a)	7,320	292,068
Viacom, Inc., “B”	14,930	694,544
Walt Disney Co.	32,950	1,419,816

		$3,046,450

Brokerage & Asset Managers - 1.7%
Affiliated Managers Group, Inc. (a)	4,330	$473,572
Blackrock, Inc.	941	189,150
Charles Schwab Corp.	18,810	339,144
CME Group, Inc.	1,270	382,969
Franklin Resources, Inc.	5,500	687,940
GFI Group, Inc.	48,510	243,520
LaBranche & Co., Inc. (a)	36,000	141,480
TradeStation Group, Inc. (a)	19,840	139,277

		$2,597,052

Business Services - 1.6%
Accenture Ltd., “A”	10,210	$561,244
Dun & Bradstreet Corp.	4,530	363,487
FleetCor Technologies, Inc. (a)	24,490	799,843
Paychex, Inc.	24,560	770,202

		$2,494,776

Cable TV - 1.2%
Comcast Corp., “Special A”	42,270	$981,509
DIRECTV, “A” (a)	17,370	812,916

		$1,794,425

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Chemicals - 1.8%
Celanese Corp.	27,670	$1,227,718
Ecolab, Inc.	13,520	689,790
Monsanto Co.	11,230	811,480

		$2,728,988

Computer Software - 4.8%
Autodesk, Inc. (a)	37,570	$1,657,213
Check Point Software Technologies Ltd. (a)	11,090	566,145
Intuit, Inc. (a)	21,120	1,121,472
Nuance Communications, Inc. (a)	13,600	266,016
Oracle Corp.	68,430	2,283,509
Red Hat, Inc. (a)	15,790	716,708
VeriSign, Inc.	18,820	681,472

		$7,292,535

Computer Software - Systems - 7.5%
Apple, Inc. (a)(s)	15,860	$5,526,417
EMC Corp. (a)	94,030	2,496,497
Hewlett-Packard Co.	14,150	579,726
International Business Machines Corp.	14,820	2,416,697
NICE Systems Ltd., ADR (a)	14,680	542,279

		$11,561,616

Construction - 0.6%
Lennox International, Inc.	6,250	$328,625
Owens Corning (a)	15,380	553,526

		$882,151

Consumer Products - 1.0%
Avon Products, Inc.	56,170	$1,518,837

Consumer Services - 0.3%
DeVry, Inc.	4,590	$252,771
Priceline.com, Inc. (a)	390	197,512

		$450,283

Containers - 0.3%
Graham Packaging Co., Inc. (a)	28,930	$504,250

Electrical Equipment - 2.5%
Danaher Corp.	55,590	$2,885,121
Sensata Technologies Holding B.V. (a)	26,690	926,944

		$3,812,065

Electronics - 3.0%
Advanced Micro Devices, Inc. (a)	161,520	$1,389,072
First Solar, Inc. (a)	7,320	1,177,349
Hittite Microwave Corp. (a)	2,620	167,077
Linear Technology Corp.	18,950	637,289
Microchip Technology, Inc.	29,600	1,125,096
Oclaro, Inc. (a)	11,620	133,746

		$4,629,629

Energy - Independent - 3.4%
Alpha Natural Resources, Inc. (a)	3,930	$233,324
Apache Corp.	8,120	1,063,070
Canadian Natural Resources Ltd.	5,360	265,042
CONSOL Energy, Inc.	3,250	174,298

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - continued
EOG Resources, Inc.	5,800	$687,358
Newfield Exploration Co. (a)	7,020	533,590
Occidental Petroleum Corp.	16,940	1,770,061
Peabody Energy Corp.	3,610	259,776
Walter Energy, Inc.	1,620	219,397

		$5,205,916

Energy - Integrated - 5.8%
Chevron Corp.	25,080	$2,694,344
Exxon Mobil Corp. (s)	57,186	4,811,058
Marathon Oil Corp.	12,320	656,779
QEP Resources, Inc.	18,190	737,423

		$8,899,604

Engineering - Construction - 2.0%
Fluor Corp.	40,880	$3,011,221

Food & Beverages - 3.3%
Bunge Ltd.	4,420	$319,699
Coca-Cola Co.	27,630	1,833,251
Dr Pepper Snapple Group, Inc.	18,470	686,345
General Mills, Inc.	21,500	785,825
PepsiCo, Inc. (s)	21,127	1,360,790

		$4,985,910

Food & Drug Stores - 1.0%
CVS Caremark Corp.	29,820	$1,023,422
Whole Foods Market, Inc.	8,480	558,832

		$1,582,254

Gaming & Lodging - 0.9%
Carnival Corp.	4,900	$187,964
Las Vegas Sands Corp. (a)	9,020	380,824
Marriott International, Inc., “A”	17,510	623,006
Royal Caribbean Cruises Ltd. (a)	3,120	128,731

		$1,320,525

General Merchandise - 2.1%
Kohl’s Corp.	25,870	$1,372,145
Target Corp.	38,440	1,922,384

		$3,294,529

Health Maintenance Organizations - 0.9%
Aetna, Inc.	7,730	$289,334
WellPoint, Inc.	16,230	1,132,692

		$1,422,026

Insurance - 4.0%
ACE Ltd.	31,640	$2,047,108
Aflac, Inc.	2,860	150,951
Allied World Assurance Co.	3,980	249,506
Aon Corp.	23,980	1,269,981
Chubb Corp.	10,490	643,142
MetLife, Inc.	19,870	888,785
Prudential Financial, Inc.	8,590	528,972
Willis Group Holdings PLC	9,340	376,962

		$6,155,407

Internet - 1.2%
Google, Inc., “A” (a)	3,020	$1,770,354

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Leisure & Toys - 0.4%
Hasbro, Inc.	13,950	$653,418

Machinery & Tools - 0.9%
Finning International, Inc.	18,460	$545,327
Regal Beloit Corp.	6,660	491,708
WABCO Holdings, Inc. (a)	6,280	387,099

		$1,424,134

Major Banks - 5.7%
Bank of America Corp.	140,660	$1,874,998
Bank of New York Mellon Corp.	26,365	787,523
Comerica, Inc.	8,940	328,277
Goldman Sachs Group, Inc.	9,620	1,524,481
JPMorgan Chase & Co. (s)	62,030	2,859,583
KeyCorp	66,570	591,142
SunTrust Banks, Inc.	26,370	760,511

		$8,726,515

Medical & Health Technology & Services - 1.1%
AmerisourceBergen Corp.	12,580	$497,665
Medco Health Solutions, Inc. (a)	11,710	657,634
Patterson Cos., Inc.	6,940	223,399
Quest Diagnostics, Inc.	4,100	236,652

		$1,615,350

Medical Equipment - 2.6%
Becton, Dickinson & Co.	7,090	$564,506
Covidien PLC	9,910	514,725
Medtronic, Inc.	17,150	674,853
NxStage Medical, Inc. (a)	6,876	151,134
NxStage Medical, Inc. (a)	10,674	234,615
St. Jude Medical, Inc.	15,170	777,614
Thermo Fisher Scientific, Inc. (a)	11,040	613,272
Thoratec Corp. (a)	19,460	504,598

		$4,035,317

Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	6,430	$631,940
Teck Resources Ltd., “B”	15,094	800,083
United States Steel Corp.	3,350	180,699

		$1,612,722

Natural Gas - Distribution - 0.4%
AGL Resources, Inc.	13,960	$556,166

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc. (a)	22,350	$662,454

Network & Telecom - 0.9%
Cisco Systems, Inc.	18,770	$321,906
F5 Networks, Inc. (a)	4,530	464,642
Finisar Corp. (a)	23,070	567,522

		$1,354,070

Oil Services - 2.6%
Cameron International Corp. (a)	19,290	$1,101,459
Dresser-Rand Group, Inc. (a)	5,810	311,532
Halliburton Co.	32,550	1,622,292
Schlumberger Ltd.	10,510	980,163

		$4,015,446

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - 2.6%
American Express Co.	8,930	$403,636
BankUnited, Inc.	12,430	356,865
Citigroup, Inc. (a)	161,250	712,725
EuroDekania Ltd. (a)(z)	100,530	192,080
TCF Financial Corp.	47,500	753,350
Visa, Inc., “A”	12,130	893,011
Zions Bancorporation	31,070	716,474

		$4,028,141

Pharmaceuticals - 4.7%
Abbott Laboratories	51,700	$2,535,885
Johnson & Johnson	29,350	1,738,988
Pfizer, Inc.	107,672	2,186,818
Teva Pharmaceutical Industries Ltd., ADR	15,770	791,181

		$7,252,872

Pollution Control - 0.3%
Republic Services, Inc.	17,760	$533,510

Precious Metals & Minerals - 0.2%
Goldcorp, Inc.	5,450	$271,410

Printing & Publishing - 0.5%
Moody’s Corp.	22,160	$751,446

Railroad & Shipping - 1.4%
Aegean Marine Petroleum Network, Inc.	44,300	$361,488
CSX Corp.	11,670	917,262
Kansas City Southern Co. (a)	14,640	797,148

		$2,075,898

Real Estate - 2.4%
Annaly Mortgage Management, Inc., REIT	41,790	$729,236
Entertainment Properties Trust, REIT	33,620	1,574,088
Kilroy Realty Corp., REIT	17,100	663,993
Mack-Cali Realty Corp., REIT	19,260	652,914

		$3,620,231

Restaurants - 1.2%
McDonald’s Corp.	23,400	$1,780,506

Specialty Chemicals - 1.1%
Airgas, Inc.	19,650	$1,305,153
W. R. Grace & Co. (a)	8,220	314,744

		$1,619,897

Specialty Stores - 1.9%
Abercrombie & Fitch Co., “A”	9,180	$538,866
Amazon.com, Inc. (a)	6,110	1,100,594
Dick’s Sporting Goods, Inc. (a)	7,450	297,851
Tiffany & Co.	9,770	600,269
Urban Outfitters, Inc. (a)	14,000	417,620

		$2,955,200

Telecommunications - Wireless - 0.1%
Rogers Communications, Inc., “B”	5,170	$188,188

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - 2.6%
American Tower Corp., “A” (a)	12,620	$653,968
AT&T, Inc.	50,220	1,536,732
Bezeq - The Israel Telecommunication Corp. Ltd.	135,740	402,510
Qwest Communications International, Inc.	88,750	606,163
Verizon Communications, Inc.	22,100	851,734

		$4,051,107

Tobacco - 2.9%
Altria Group, Inc.	66,010	$1,718,240
Philip Morris International, Inc.	25,210	1,654,532
Reynolds American, Inc.	31,240	1,109,957

		$4,482,729

Trucking - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	4,400	$306,768
Expeditors International of
Washington, Inc.	13,870	695,442
Swift Transportation Co. (a)	27,960	411,012

		$1,413,222

Utilities - Electric Power - 2.3%
American Electric Power Co., Inc.	21,120	$742,157
Calpine Corp. (a)	16,860	267,568
CMS Energy Corp.	35,430	695,845
PG&E Corp.	11,710	517,348
PPL Corp.	15,440	390,632
Public Service Enterprise Group, Inc.	9,650	304,072
Wisconsin Energy Corp.	21,080	642,940

		$3,560,562

Total Common Stocks		$153,435,332

CONVERTIBLE PREFERRED STOCKS - 0.3%
Utilities - Electric Power - 0.3%
PPL Corp., 9.5%	8,010	$426,452

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED - 0.0%
Other Banks & Diversified Financials - 0.0%
Visa, Inc., “A” - May 2011 @ $70	121	$21,175

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market
Portfolio, 0.19%, at Net Asset Value	38,773	$38,773

Total Investments		$153,921,732

SECURITIES SOLD SHORT - (0.7)%
Electrical Equipment - (0.2)%
Emerson Electric Co.	(6,700)	$(391,481)

Electronics - (0.5)%
Vishay Intertechnology, Inc. (a)	(41,730)	$(740,290)

Total Securities Sold Short		$(1,131,771)

OTHER ASSETS, LESS LIABILITIES - 0.3%		480,483

NET ASSETS - 100.0%		$153,270,444

3

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Core Equity Portfolio

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2011, the value of securities pledged amounted to $1,096,808.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07 - 6/25/07	$1,412,164	$192,080

% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$148,232,763	$234,615	$—	$148,467,378
Canada	2,449,018	—	—	2,449,018
Israel	2,302,115	—	—	2,302,115
Greece	361,488	—	—	361,488
United Kingdom	—	—	192,080	192,080
Panama	110,880	—	—	110,880
Mutual Funds	38,773	—	—	38,773

Total Investments	$153,495,037	$234,615	$192,080	$153,921,732

Short Sales	$(1,131,771)	$—	$—	$(1,131,771)

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(1) Investment Valuations - continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/10	$154,875
Change in unrealized appreciation (depreciation)	37,205

Balance as of 3/31/11	$192,080

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2011 is $37,205.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$134,963,774

Gross unrealized appreciation	$24,233,913
Gross unrealized depreciation	(5,275,955)

Net unrealized appreciation (depreciation)	$18,957,958

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	60	5,544,808	(5,506,095)	38,773

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$209	$38,773

6

MFS® INVESTMENT MANAGEMENT

MFS® Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.4%
Aerospace - 3.4%
Goodrich Corp.	13,160	$1,125,569
Honeywell International, Inc.	38,010	2,269,577
Precision Castparts Corp.	17,690	2,603,614

		$5,998,760

Alcoholic Beverages - 0.6%
Diageo PLC	59,038	$1,122,298

Apparel Manufacturers - 0.8%
LVMH Moet Hennessy Louis Vuitton S.A.	3,297	$521,919
NIKE, Inc., “B”	6,120	463,284
Phillips-Van Heusen Corp.	5,550	360,917

		$1,346,120

Automotive - 0.9%
Johnson Controls, Inc.	37,470	$1,557,628

Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	15,040	$1,484,147

Broadcasting - 4.0%
Discovery Communications, Inc., “A” (a)	21,910	$874,209
Interpublic Group of Cos., Inc.	93,910	1,180,449
Viacom, Inc., “B”	55,290	2,572,091
Walt Disney Co.	53,630	2,310,917

		$6,937,666

Brokerage & Asset Managers - 1.9%
Affiliated Managers Group, Inc. (a)	21,860	$2,390,828
Blackrock, Inc.	4,732	951,179

		$3,342,007

Business Services - 4.0%
Accenture Ltd., “A”	32,740	$1,799,718
Cognizant Technology Solutions Corp., “A” (a)	22,100	1,798,940
Concur Technologies, Inc. (a)	8,650	479,643
FleetCor Technologies, Inc. (a)	13,940	455,280
MSCI, Inc., “A” (a)	24,380	897,672
Verisk Analytics, Inc., “A” (a)	44,650	1,462,734

		$6,893,987

Cable TV - 0.4%
Comcast Corp., “Special A”	29,550	$686,151

Chemicals - 2.1%
Celanese Corp.	26,310	$1,167,375
Ecolab, Inc.	13,970	712,749
Monsanto Co.	24,680	1,783,377

		$3,663,501

Computer Software - 7.5%
Ariba, Inc. (a)	6,980	$238,297
Autodesk, Inc. (a)	48,080	2,120,809
Check Point Software Technologies Ltd. (a)	40,000	2,042,000
Informatica Corp. (a)	5,240	273,685
Intuit, Inc. (a)	33,910	1,800,621
Oracle Corp.	131,580	4,390,825

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Red Hat, Inc. (a)	15,330	$695,829
VeriSign, Inc.	40,488	1,466,070

		$13,028,136

Computer Software - Systems - 10.0%
Apple, Inc. (a)(s)	25,170	$8,770,487
EMC Corp. (a)	183,200	4,863,960
International Business Machines Corp.	13,010	2,121,541
MICROS Systems, Inc. (a)	7,440	367,759
Verifone Systems, Inc. (a)	22,850	1,255,608

		$17,379,355

Construction - 1.1%
Owens Corning (a)	27,730	$998,003
Stanley Black & Decker, Inc.	12,230	936,818

		$1,934,821

Consumer Products - 0.2%
Avon Products, Inc.	14,860	$401,814

Consumer Services - 1.3%
Anhanguera Educacional
Participacoes S.A.	11,200	$274,263
Priceline.com, Inc. (a)	1,420	719,145
Sotheby’s	25,310	1,331,306

		$2,324,714

Containers - 0.1%
Graham Packaging Co., Inc. (a)	10,600	$184,758

Electrical Equipment - 3.0%
Danaher Corp. (s)	101,330	$5,259,027

Electronics - 3.8%
Advanced Micro Devices, Inc. (a)	79,101	$680,269
ARM Holdings PLC	58,077	535,711
ASML Holding N.V.	41,850	1,862,325
Broadcom Corp., “A”	24,680	971,898
First Solar, Inc. (a)	3,850	619,234
JDS Uniphase Corp. (a)	13,010	271,128
KLA-Tencor Corp.	11,940	565,598
Microchip Technology, Inc.	15,790	600,178
Teradyne, Inc. (a)	24,690	439,729

		$6,546,070

Energy - Independent - 6.1%
Apache Corp.	7,530	$985,828
Cenovus Energy, Inc.	27,130	1,068,379
Denbury Resources, Inc. (a)	21,390	521,916
EOG Resources, Inc.	13,200	1,564,332
Newfield Exploration Co. (a)	17,140	1,302,811
Noble Energy, Inc.	16,640	1,608,256
Occidental Petroleum Corp.	26,510	2,770,030
Whiting Petroleum Corp. (a)	11,620	853,489

		$10,675,041

Engineering - Construction - 1.7%
Fluor Corp.	39,570	$2,914,726

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Beverages - 2.3%
Coca-Cola Co.	27,680	$1,836,568
Green Mountain Coffee Roasters, Inc. (a)	9,300	600,873
Mead Johnson Nutrition Co., “A”	25,970	1,504,442

		$3,941,883

Food & Drug Stores - 0.3%
Whole Foods Market, Inc.	8,210	$541,039

Gaming & Lodging - 1.3%
Carnival Corp.	37,540	$1,440,034
Las Vegas Sands Corp. (a)	8,380	353,804
Wynn Resorts Ltd.	4,300	547,175

		$2,341,013

General Merchandise - 3.7%
Costco Wholesale Corp.	22,790	$1,670,963
Dollar General Corp. (a)	19,930	624,806
Kohl’s Corp.	38,520	2,043,101
Target Corp.	43,040	2,152,430

		$6,491,300

Health Maintenance Organizations - 0.5%
WellPoint, Inc.	11,230	$783,742

Internet - 3.2%
Baidu, Inc., ADR (a)	3,830	$527,812
Google, Inc., “A” (a)(s)	7,370	4,320,368
OpenTable, Inc. (a)	6,550	696,593

		$5,544,773

Machinery & Tools - 1.6%
Flowserve Corp.	13,670	$1,760,696
Polypore International, Inc. (a)	7,740	445,669
Regal Beloit Corp.	7,280	537,482

		$2,743,847

Major Banks - 2.0%
Goldman Sachs Group, Inc.	6,300	$998,361
JPMorgan Chase & Co.	42,700	1,968,470
SunTrust Banks, Inc.	18,020	519,697

		$3,486,528

Medical & Health Technology & Services - 2.6%
AmerisourceBergen Corp.	37,710	$1,491,808
Cerner Corp. (a)	9,610	1,068,632
Diagnosticos da America S.A.	24,700	317,704
IDEXX Laboratories, Inc. (a)	9,790	755,984
Stericycle, Inc. (a)	10,850	962,070

		$4,596,198

Medical Equipment - 2.2%
Becton, Dickinson & Co.	7,580	$603,520
Edwards Lifesciences Corp. (a)	5,590	486,330
Thermo Fisher Scientific, Inc. (a)	48,060	2,669,733

		$3,759,583

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	3,710	$355,715

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - continued
Teck Resources Ltd., “B”	17,250	$914,595

		$1,270,310

Natural Gas - Pipeline - 0.2%
Kinder Morgan, Inc. (a)	10,610	$314,480

Network & Telecom - 3.4%
Ciena Corp. (a)	10,440	$271,022
Cisco Systems, Inc.	47,810	819,942
F5 Networks, Inc. (a)	3,990	409,254
Juniper Networks, Inc. (a)	34,510	1,452,181
Qualcomm, Inc. (a)	47,130	2,584,138
Trimble Navigation Ltd. (a)	7,170	362,372

		$5,898,909

Oil Services - 5.0%
Cameron International Corp. (a)	42,610	$2,433,031
Dresser-Rand Group, Inc. (a)	8,240	441,829
Halliburton Co.	27,100	1,350,664
National Oilwell Varco, Inc.	17,680	1,401,494
Schlumberger Ltd.	27,910	2,602,887
Weatherford International Ltd. (a)	24,310	549,406

		$8,779,311

Other Banks & Diversified Financials - 2.0%
MasterCard, Inc., “A”	6,910	$1,739,385
TCF Financial Corp.	16,070	254,870
Visa, Inc., “A”	15,540	1,144,055
Zions Bancorporation	18,490	426,379

		$3,564,689

Pharmaceuticals - 1.2%
Allergan, Inc.	12,050	$855,791
Teva Pharmaceutical Industries Ltd., ADR	24,040	1,206,087

		$2,061,878

Pollution Control - 0.3%
Republic Services, Inc.	17,370	$521,795

Printing & Publishing - 1.0%
Lamar Advertising Co., “A” (a)	22,800	$842,232
Moody’s Corp.	25,970	880,643

		$1,722,875

Railroad & Shipping - 1.3%
CSX Corp.	12,980	$1,020,228
Kansas City Southern Co. (a)	22,200	1,208,790

		$2,229,018

Real Estate - 0.7%
Jones Lang LaSalle, Inc.	12,960	$1,292,630

Restaurants - 0.9%
McDonald’s Corp.	11,440	$870,470
Starbucks Corp.	20,920	772,994

		$1,643,464

Specialty Chemicals - 1.2%
Airgas, Inc.	10,720	$712,022

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Chemicals - continued
Praxair, Inc.	14,050	$1,427,480

		$2,139,502

Specialty Stores - 3.2%
Abercrombie & Fitch Co., “A”	19,020	$1,116,474
Amazon.com, Inc. (a)	12,360	2,226,407
Industria de Diseno Textil S.A.	3,156	253,243
PetSmart, Inc.	13,110	536,855
Tiffany & Co.	13,010	799,334
Tractor Supply Co.	3,950	236,447
Urban Outfitters, Inc. (a)	13,210	394,054

		$5,562,814

Telephone Services - 1.9%
American Tower Corp., “A” (a)	64,355	$3,334,876

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Tobacco - 0.7%
Philip Morris International, Inc.	19,850	$1,302,756

Trucking - 1.2%
Expeditors International of Washington, Inc.	27,740	$1,390,884
FedEx Corp.	7,830	732,497

		$2,123,381

Total Common Stocks		$171,673,321

MONEY MARKET FUNDS (v) - 1.7%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	2,863,836	$2,863,836

Total Investments		$174,537,157

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(99,244)

NET ASSETS - 100.0%		$174,437,913

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2011, the value of securities pledged amounted to $565,268. At March 31, 2011, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$171,673,321	$—	$—	$171,673,321
Mutual Funds	2,863,836	—	—	2,863,836

Total Investments	$174,537,157	$—	$—	$174,537,157

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$142,012,113

Gross unrealized appreciation	$33,479,241
Gross unrealized depreciation	(954,197)

Net unrealized appreciation (depreciation)	$32,525,044

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Growth Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,141,242	14,350,489	(12,627,895)	2,863,836

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,542	$2,863,836

5

MFS
INVESTMENT MANAGEMENT

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.2%
Airlines - 0.8%
Copa Holdings S.A., “A”	6,927	$365,746
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	13,360	785,167

		$1,150,913

Alcoholic Beverages - 0.6%
Companhia de Bebidas das Americas, ADR	31,995	$905,778

Apparel Manufacturers - 3.0%
Arezzo Industria e Comercio S.A. (a)	41,550	$578,974
Cia.Hering S.A.	43,200	793,801
Li & Fung Ltd.	300,000	1,536,919
Stella International Holdings	618,500	1,378,765

		$4,288,459

Automotive - 2.2%
Geely Automobile Holdings Ltd.	2,090,000	$776,507
Mando Corp.	14,443	2,284,389

		$3,060,896

Broadcasting - 0.3%
Grupo Televisa S.A., ADR (a)	17,616	$432,120

Brokerage & Asset Managers - 1.5%
BM&F Bovespa S.A.	153,100	$1,111,221
Bolsa Mexicana de Valores S.A. de C.V.	133,100	279,864
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	40,800	674,731

		$2,065,816

Business Services - 3.8%
Cielo S.A.	92,990	$788,278
Infosys Technologies Ltd., ADR	45,909	3,291,675
LPS Brasil - Consultoria de Imoveis S.A.	33,200	778,832
Redecard S.A.	33,700	496,423

		$5,355,208

Cable TV - 1.3%
Naspers Ltd.	35,128	$1,890,110

Computer Software - 0.3%
Totvs S.A.	21,400	$410,921

Computer Software - Systems - 2.2%
Acer, Inc.	507,947	$1,036,397
Hon Hai Precision Industry Co. Ltd.	402,960	1,411,419
NICE Systems Ltd., ADR (a)	18,720	691,517

		$3,139,333

Conglomerates - 1.6%
Alfa S.A de C.V., “A” (a)	26,710	$347,953
First Pacific Co. Ltd.	2,178,800	1,949,521

		$2,297,474

Construction - 3.1%
Anhui Conch Cement Co. Ltd.	384,000	$2,401,682
Corporacion GEO S.A.B. de C.V., “B” (a)	119,170	333,832

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Construction - continued
Corporacion Moctezuma S.A. de C.V.	189,200	$475,766
Duratex S.A.	55,989	591,560
Urbi Desarrollos Urbanos S.A. de C.V. (a)	231,779	540,940

		$4,343,780

Consumer Products - 1.8%
Dabur India Ltd.	669,700	$1,443,170
Hengan International Group Co. Ltd.	107,500	797,417
Kimberly-Clark de Mexico S.A. de C.V., “A”	40,470	250,759

		$2,491,346

Consumer Services - 1.0%
Anhanguera Educacional Participacoes S.A.	38,200	$935,434
Kroton Educacional S.A., IEU (a)	34,196	440,685

		$1,376,119

Electronics - 8.3%
Samsung Electronics Co. Ltd.	6,707	$5,698,458
Seoul Semiconductor Co. Ltd.	16,920	660,944
Siliconware Precision Industries Co. Ltd.	1,642,000	2,054,838
Taiwan Semiconductor Manufacturing Co. Ltd.	1,256,258	3,016,062
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,061	353,963

		$11,784,265

Energy - Independent - 5.9%
Bankers Petroleum Ltd. (a)	101,100	$907,241
China Shenhua Energy Co. Ltd.	256,500	1,208,545
CNOOC Ltd.	522,000	1,315,309
INPEX Corp.	162	1,228,925
PTT Exploration & Production Ltd.	209,000	1,257,662
Reliance Industries Ltd.	70,275	1,653,224
Turkiye Petrol Rafinerileri AS	28,493	837,785

		$8,408,691

Energy - Integrated - 5.2%
LUKOIL, ADR	13,303	$949,701
OAO Gazprom, ADR	94,282	3,051,908
Petroleo Brasileiro S.A., ADR	84,292	3,407,926

		$7,409,535

Food & Beverages - 1.1%
Grupo Continental S.A.	72,605	$248,864
M. Dias Branco S.A. Industria e Comercio de Alimentos	25,000	597,189
Tiger Brands Ltd.	27,063	700,118

		$1,546,171

Food & Drug Stores - 0.6%
Dairy Farm International Holdings Ltd.	71,100	$591,552
Shoprite Group PLC	19,765	303,180

		$894,732

Forest & Paper Products - 0.2%
Suzano Papel E Celulose S.A., IPS	27,875	$256,956

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 0.8%
Sands China Ltd. (a)	485,600	$1,083,752

General Merchandise - 1.9%
Bim Birlesik Magazalar A.S.	9,161	$308,521
Lojas Renner S.A.	18,100	586,353
Shinsegae Co. Ltd.	7,906	1,881,094

		$2,775,968

Insurance - 2.1%
Brazil Insurance Participacoes e Administracao S.A. (a)	1,000	$1,102,502
China Pacific Insurance Co. Ltd.	444,800	1,869,881

		$2,972,383

Machinery & Tools - 1.5%
BEML Ltd.	18,011	$275,426
Sinotruk Hong Kong Ltd.	1,223,500	1,047,562
TK Corp. (a)	43,378	777,043

		$2,100,031

Major Banks - 4.1%
Bank of China Ltd.	4,524,000	$2,518,325
Erste Group Bank AG	20,525	1,035,679
Standard Chartered PLC	63,343	1,675,889
Standard Chartered PLC	26,046	675,631

		$5,905,524

Medical & Health Technology & Services - 1.3%
Diagnosticos da America S.A.	86,700	$1,115,181
Fleury S.A.	47,400	704,039

		$1,819,220

Metals & Mining - 7.8%
Companhia Siderurgica Nacional S.A., ADR	20,450	$340,697
Grupo Mexico S.A.B. de C.V., “B”	171,442	640,973
Maanshan Iron & Steel Co. Ltd.	868,000	469,789
Magnitogorsk Iron & Steel Works, GDR	55,250	808,308
Mining & Metallurgical Co. Norilsk Nickel, ADR	48,650	1,286,306
MOIL Ltd.	46,310	409,931
Novolipetsk Steel, GDR (a)	19,600	862,400
POSCO	1,609	740,731
Steel Authority of India Ltd.	381,719	1,451,722
Ternium S.A., ADR	15,140	544,132
Usinas Siderurgicas de Minas Gerais S.A., IPS	29,750	359,883
Vale S.A., ADR	96,318	3,212,205

		$11,127,077

Network & Telecom - 1.4%
HTC Corp.	37,813	$1,478,753
Vtech Holdings Ltd.	42,700	484,444

		$1,963,197

Oil Services - 0.3%
Tenaris S.A., ADR	9,669	$478,229

Other Banks & Diversified Financials - 15.5%
Banco Santander Chile, ADR	3,400	$294,950

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - continued
Banco Santander S.A., IEU	74,900	$908,351
Bancolombia S.A., ADR	5,291	331,534
Bangkok Bank Public Co. Ltd.	202,800	1,163,359
Bank Negara Indonesia PT	216,000	98,605
Bumiputra-Commerce Holdings Berhad	417,000	1,128,981
China Construction Bank	3,661,670	3,431,690
Chinatrust Financial Holding Co. Ltd.	1,326,000	1,127,302
Commercial International Bank, GDR	148,200	813,618
Compartamos S.A.B. de C.V. (a)	207,460	373,428
Credicorp Ltd.	4,390	460,643
CSU Cardsystem S.A.	171,805	513,526
Hana Financial Group, Inc.	42,210	1,825,848
Housing Development Finance Corp. Ltd.	133,036	2,091,823
ICICI Bank Ltd.	45,998	1,151,317
Itau Unibanco Multiplo S.A., ADR	27,082	651,322
Komercni Banka A.S.	5,163	1,302,899
Sberbank of Russia	558,240	2,097,866
Turkiye Garanti Bankasi A.S.	482,910	2,258,094

		$22,025,156

Pharmaceuticals - 0.8%
Genomma Lab Internacional S.A., “B” (a)	168,600	$381,724
Teva Pharmaceutical Industries Ltd., ADR	16,010	803,222

		$1,184,946

Precious Metals & Minerals - 1.4%
Anglo American Platinum Corp. Ltd.	10,509	$1,082,745
Gold Fields Ltd.	50,543	884,969

		$1,967,714

Real Estate - 1.6%
Brasil Brokers Participacoes	164,400	$855,909
China Overseas Land & Investment Ltd.	436,000	886,736
Hang Lung Properties Ltd.	138,000	604,084

		$2,346,729

Specialty Chemicals - 1.7%
Chugoku Marine Paints Ltd.	60,000	$502,765
Formosa Plastics Corp.	400,000	1,407,852
Mexichem S.A.B de C.V.	120,800	452,348

		$2,362,965

Specialty Stores - 2.1%
Lewis Group Ltd.	97,283	$1,071,335
Truworths International Ltd.	184,103	1,918,590

		$2,989,925

Telecommunications - Wireless - 4.6%
America Movil S.A.B. de C.V., “L”, ADR	34,627	$2,011,829
China Mobile Ltd.	100,000	921,123
Mobile TeleSystems OJSC, ADR	35,512	753,920
MTN Group Ltd.	120,841	2,439,506
Vivo Participacoes S.A., ADR	10,666	430,693

		$6,557,071

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - 2.9%
China Unicom Ltd.	264,000	$438,498
China Unicom Ltd., ADR	86,960	1,443,536
Empresa Nacional de Telecomunicaciones S.A.	18,888	308,836
PT XL Axiata Tbk (a)	3,107,000	1,944,663

		$4,135,533

Tobacco - 0.6%
KT&G Corp.	17,211	$895,891

Utilities - Electric Power - 2.0%
CPFL Energia S.A.	12,200	$346,650

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Eletropaulo Metropolitana S.A., IPS	34,220	$756,648
Enersis S.A., ADR	21,612	449,962
Equatorial Energia S.A.	25,300	196,958
Manila Water Co., Inc.	1,416,000	592,501
Tractebel Energia S.A.	31,780	537,242

		$2,879,961

Total Common Stocks		$141,079,895

MONEY MARKET FUNDS (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	1,182,065	$1,182,065

Total Investments		$142,261,960

OTHER ASSETS, LESS LIABILITIES - 0.0%		54,106

NET ASSETS - 100.0%		$142,316,066

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$141,079,895	$—	$—	$141,079,895
Mutual Funds	1,182,065	—	—	1,182,065

Total Investments	$142,261,960	$—	$—	$142,261,960

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$116,042,276

Gross unrealized appreciation	$28,839,871
Gross unrealized depreciation	(2,620,187)

Net unrealized appreciation (depreciation)	$26,219,684

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	717,813	11,441,456	(10,977,204)	1,182,065

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$764	$1,182,065

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

Brazil	17.8%
China	13.7%
South Korea	10.4%
Taiwan	8.3%
India	8.3%
South Africa	7.2%
Russia	6.9%
Hong Kong	5.4%
Mexico	5.3%
Other Countries	16.7%

5

MFS INVESTMENT MANAGEMENT

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Global Governments Portfolio

Issuer		Shares/Par	Value ($)
BONDS - 94.3%
Foreign Bonds - 67.2%
Australia - 0.6%
Commonwealth of Australia, 5.75%, 2021	AUD	193,000	$203,528

Austria - 1.0%
Republic of Austria, 4.65%, 2018	EUR	206,000	$313,518

Belgium - 0.5%
Kingdom of Belgium, 5.5%, 2017	EUR	98,000	$151,719

Canada - 2.4%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	280,000	$293,285
Government of Canada, 4.25%, 2018	CAD	367,000	407,236
Government of Canada, 5.75%, 2033	CAD	47,000	62,877

			$763,398

Finland - 2.7%
Republic of Finland, 3.875%, 2017	EUR	591,000	$869,979

France - 2.5%
Republic of France, 6%, 2025	EUR	260,000	$450,656
Republic of France, 4.75%, 2035	EUR	225,000	345,677

			$796,333

Germany - 12.3%
Federal Republic of Germany, 3.75%, 2013	EUR	1,043,000	$1,539,127
Federal Republic of Germany, 3.75%, 2015	EUR	1,167,000	1,736,880
Federal Republic of Germany, 4.25%, 2018	EUR	138,000	210,071
Federal Republic of Germany, 6.25%, 2030	EUR	219,000	409,038

			$3,895,116

Italy - 11.4%
Buoni Poliennali del Tes, 3.75%, 2021	EUR	315,000	$411,017
Republic of Italy, 4.75%, 2013	EUR	1,212,000	1,780,683
Republic of Italy, 5.25%, 2017	EUR	949,000	1,420,816

			$3,612,516

Japan - 22.9%
Government of Japan, 1.7%, 2017	JPY	282,500,000	$3,608,324
Government of Japan, 1.1%, 2020	JPY	13,000,000	155,733
Government of Japan, 2.1%, 2024	JPY	110,000,000	1,398,687
Government of Japan, 2.2%, 2027	JPY	127,800,000	1,608,049
Government of Japan, 2.4%, 2037	JPY	41,000,000	517,336

			$7,288,129

Netherlands - 4.3%
ABN Amro Bank N.V., FRN, 2.071%, 2014 (n)	$	200,000	$200,109
Kingdom of the Netherlands, 3.75%, 2014	EUR	658,000	974,201

Issuer		Shares/Par	Value ($)
BONDS - continued
Foreign Bonds - continued
Netherlands - continued
Kingdom of the Netherlands, 5.5%, 2028	EUR	113,000	$191,227

			$1,365,537

Norway - 0.6%
Eksportfinans A.S.A., 1.875%, 2013	$	170,000	$172,403

Spain - 1.0%
Kingdom of Spain, 4.6%, 2019	EUR	238,000	$327,402

Sweden - 0.5%
Kingdom of Sweden, 5%, 2020	SEK	915,000	$164,332

United Kingdom - 4.5%
United Kingdom Treasury, 8%, 2015	GBP	187,000	$373,347
United Kingdom Treasury, 8%, 2021	GBP	72,000	157,505
United Kingdom Treasury, 4.25%, 2027	GBP	259,000	417,519
United Kingdom Treasury, 4.25%, 2036	GBP	313,000	493,267

			$1,441,638

Total Foreign Bonds			$21,365,548

U.S. Bonds - 27.1%
Asset-Backed & Securitized - 1.6%
Bayview Commercial Asset Trust, FRN, 1.701%, 2023 (z)	CAD	150,000	$130,474
Commercial Mortgage Asset Trust, FRN, 0.748%, 2032 (i)(z)	$	4,613,174	58,248
Commercial Mortgage Pass-Through Certificates, FRN, 0.445%, 2017 (n)		331,000	320,712
First Union National Bank Commercial Mortgage Trust, FRN, 0.914%, 2043 (i)(n)		816,825	663

			$510,097

Mortgage-Backed - 3.4%
Fannie Mae, 4.77%, 2012	$	168,193	$173,929
Fannie Mae, 5.37%, 2013		93,101	97,246
Fannie Mae, 4.78%, 2015		68,435	73,239
Fannie Mae, 4.856%, 2015		43,872	46,830
Fannie Mae, 5.5%, 2015		39,492	41,577
Fannie Mae, 5.09%, 2016		59,000	63,361
Fannie Mae, 5.424%, 2016		67,726	73,605
Fannie Mae, 5.05%, 2017		53,173	57,093
Fannie Mae, 5.16%, 2018		116,865	126,214
Fannie Mae, 5.1%, 2019		52,760	56,203
Fannie Mae, 5.18%, 2019		52,780	56,369
Fannie Mae, 6.16%, 2019		43,877	48,483
Freddie Mac, 3.882%, 2017		79,000	80,414
Freddie Mac, 5.085%, 2019		33,000	34,424
Freddie Mac, 5%, 2028		57,059	58,185

			$1,087,172

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Governments Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Government Agencies and Equivalents - 2.2%
Aid-Egypt, 4.45%, 2015	$252,000	$274,317
Small Business Administration, 5.09%, 2025	35,022	37,318
Small Business Administration, 5.21%, 2026	373,095	397,880

		$709,515

U.S. Treasury Obligations - 19.9%
U.S. Treasury Bonds, 6.875%, 2025	$448,000	$589,680
U.S. Treasury Bonds, 5.25%, 2029	526,000	592,408
U.S. Treasury Bonds, 4.5%, 2039	86,300	86,273

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.375%, 2013	$565,000	$571,554
U.S. Treasury Notes, 4.125%, 2015	991,000	1,082,048
U.S. Treasury Notes, 4.75%, 2017	981,000	1,099,640
U.S. Treasury Notes, 3.5%, 2020	967,000	980,075
U.S. Treasury Notes, TIPS, 1.25%, 2020	1,279,417	1,321,297

		$6,322,975

Total U.S. Bonds		$8,629,759

Total Bonds		$29,995,307

SHORT-TERM OBLIGATIONS (y) - 4.3%
Abbey National North America LLC, 0.15%, due 4/01/11	$953,000	$953,000
Barclays U.S. Funding Corp., 0.1%, due 4/01/11	417,000	417,000

Total Short-Term Obligations		$1,370,000

Total Investments		$31,365,307

OTHER ASSETS, LESS LIABILITIES - 1.4%		454,966

NET ASSETS - 100.0%		$31,820,273

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $814,769, representing 2.6% of net assets.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.701%, 2023	5/25/06	$150,218	$130,474
Commercial Mortgage Asset Trust, FRN, 0.748%, 2032	8/25/03	96,576	58,248

Total Restricted Securities			$188,722
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically
and may not be the rate reported at period end.
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Governments Portfolio

JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forwards. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$7,032,490	$—	$7,032,490
Non-U.S. Sovereign Debt	—	21,165,439	—	21,165,439
Residential Mortgage-Backed Securities	—	1,087,172	—	1,087,172
Commercial Mortgage-Backed Securities	—	510,097	—	510,097
Foreign Bonds	—	200,109	—	200,109
Short Term Securities	—	1,370,000	—	1,370,000

Total Investments	$—	$31,365,307	$—	$31,365,307

Other Financial Instruments
Forward Currency Contracts	$—	$1,246	$—	$1,246

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$30,150,868

Gross unrealized appreciation	$1,760,467
Gross unrealized depreciation	(546,028)

Net unrealized appreciation (depreciation)	$1,214,439

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 3/31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	WestPac Banking Corp.	363,866	4/12/11	$360,553	$375,993	$15,440
BUY	CAD	Barclays Bank PLC	50,000	4/12/11	51,168	51,561	393
BUY	CAD	Brown Brothers Harriman & Co.	8,000	4/12/11	8,086	8,250	164
BUY	CHF	Deutsche Bank AG	250,000	4/12/11	265,666	272,196	6,530
BUY	CNY	HSBC Bank	76,000	4/18/11	11,598	11,614	16
BUY	CNY	JPMorgan Chase Bank N.A.	468,000	4/18/11	70,770	71,520	750
BUY	DKK	Credit Suisse Group	1,124,922	4/12/11	197,869	213,788	15,919
BUY	EUR	Barclays Bank PLC	225,000	4/12/11	306,044	318,822	12,778
BUY	EUR	Brown Brothers Harriman & Co.	140,000	4/12/11	194,324	198,378	4,054
BUY	EUR	Citibank N.A.	72,000	4/12/11	97,654	102,023	4,369
BUY	EUR	Deutsche Bank AG	788,642	4/12/11	1,022,979	1,117,497	94,518
BUY	EUR	HSBC Bank	231,000	4/12/11	311,991	327,324	15,333
BUY	EUR	JPMorgan Chase Bank N.A.	135,000	4/12/11	185,476	191,293	5,817
BUY	EUR	UBS AG	29,000	4/12/11	39,137	41,093	1,956
SELL	EUR	UBS AG	28,000	4/12/11	39,735	39,676	59
BUY	GBP	Barclays Bank PLC	150,984	4/12/11	233,714	242,188	8,474
BUY	GBP	Brown Brothers Harriman & Co.	2,000	4/12/11	3,196	3,208	12
BUY	GBP	Deutsche Bank AG	150,984	4/12/11	233,665	242,188	8,523
SELL	GBP	Brown Brothers Harriman & Co.	33,000	4/12/11	53,754	52,934	820
SELL	GBP	UBS AG	49,000	4/12/11	78,739	78,599	140
BUY	IDR	Barclays Bank PLC	773,536,000	4/01/11	85,286	88,836	3,550
BUY	IDR	HSBC Bank	710,681,000	5/11/11	78,877	81,128	2,251
BUY	IDR	JPMorgan Chase Bank N.A.	772,765,000	4/01/11	88,691	88,747	56
BUY	JPY	HSBC Bank	12,771,450	4/12/11	149,620	153,546	3,926
SELL	JPY	Barclays Bank PLC	16,511,000	4/12/11	199,874	198,506	1,368
SELL	JPY	Brown Brothers Harriman & Co.	2,640,000	4/12/11	32,265	31,740	525
SELL	JPY	Citibank N.A.	2,625,000	4/12/11	31,907	31,559	348
SELL	JPY	Deutsche Bank AG	13,440,000	4/12/11	164,666	161,584	3,082

5

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Derivative Contracts at 3/31/11 - continued

Forward Foreign Currency Exchange Contracts at 3/31/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	JPY	HSBC Bank	15,334,459	4/12/11	187,199	184,360	2,839
SELL	JPY	JPMorgan Chase Bank N.A.	11,943,896	4/12/11	146,436	143,597	2,839
SELL	JPY	UBS AG	20,215,000	4/12/11	250,034	243,037	6,997
BUY	MXN	JPMorgan Chase Bank N.A.	1,025,000	4/11/11	83,181	86,118	2,937
BUY	NOK	Barclays Bank PLC	449,000	4/12/11	76,342	81,156	4,814
BUY	NOK	Deutsche Bank AG	511,000	4/12/11	86,843	92,363	5,520
BUY	NZD	Barclays Bank PLC	1,000	4/12/11	756	763	7
BUY	NZD	WestPac Banking Corp.	145,000	4/12/11	107,054	110,578	3,524
SELL	NZD	WestPac Banking Corp.	146,000	4/12/11	113,201	111,341	1,860
SELL	PHP	Barclays Bank PLC	3,723,000	5/03/11	85,804	85,655	149
BUY	SEK	Credit Suisse Group	2,367,650	4/12/11	346,873	374,964	28,091
BUY	SGD	Deutsche Bank AG	109,000	4/12/11	84,253	86,475	2,222
BUY	SGD	JPMorgan Chase Bank N.A.	107,000	5/06/11	84,113	84,891	778
BUY	ZAR	Barclays Bank PLC	500	6/14/11	71	73	2
BUY	ZAR	Deutsche Bank AG	500	6/14/11	71	73	2

							$273,752

Liability Derivatives
SELL	AUD	Citibank N.A.	6,047	4/12/11	$6,000	$6,248	$(248)
SELL	AUD	WestPac Banking Corp.	305,327	4/12/11	301,796	315,503	(13,707)
BUY	CAD	Barclays Bank PLC	15,000	4/12/11	15,485	15,468	(17)
SELL	CAD	Barclays Bank PLC	23,000	4/12/11	23,083	23,718	(635)
SELL	CAD	Goldman Sachs International	310,058	4/12/11	312,280	319,738	(7,458)
SELL	CHF	Citibank N.A.	95,000	4/12/11	99,246	103,435	(4,189)
SELL	CHF	HSBC Bank	155,000	4/12/11	160,598	168,762	(8,163)
SELL	DKK	Credit Suisse Group	29,000	4/12/11	5,240	5,511	(272)
SELL	DKK	Royal Bank Of Scotland Group PLC	30,000	4/12/11	5,464	5,701	(237)
SELL	DKK	UBS AG	20,000	4/12/11	3,471	3,801	(330)
BUY	EUR	UBS AG	278,506	4/12/11	395,917	394,640	(1,277)
SELL	EUR	Barclays Bank PLC	17,000	4/12/11	22,907	24,089	(1,182)
SELL	EUR	Brown Brothers Harriman & Co.	58,000	4/12/11	79,031	82,185	(3,155)
SELL	EUR	Citibank N.A.	221,000	4/12/11	300,810	313,154	(12,344)
SELL	EUR	Deutsche Bank AG	1,600,091	4/12/11	2,169,755	2,267,311	(97,556)
SELL	EUR	HSBC Bank	333,000	4/12/11	447,440	471,857	(24,417)
SELL	EUR	UBS AG	1,559,262	4/12/11 - 6/15/11	2,150,538	2,206,765	(56,228)
BUY	GBP	Barclays Bank PLC	123,062	4/12/11	201,008	197,399	(3,608)
SELL	GBP	Barclays Bank PLC	31,000	4/12/11	49,147	49,726	(579)
SELL	GBP	UBS AG	8,000	4/12/11	12,794	12,832	(38)
SELL	IDR	Barclays Bank PLC	773,536,000	4/01/11	88,780	88,836	(56)
SELL	IDR	JPMorgan Chase Bank N.A.	772,765,000	4/01/11	86,246	88,747	(2,501)
BUY	JPY	Barclays Bank PLC	18,571,000	4/12/11	227,760	223,272	(4,488)

6

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Derivative Contracts at 3/31/11 - continued

Forward Foreign Currency Exchange Contracts at 3/31/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	JPY	Credit Suisse Group	222,745,592	4/12/11	2,679,678	2,677,987	(1,691)
BUY	JPY	Deutsche Bank AG	1,373,000	4/12/11	16,600	16,507	(93)
BUY	JPY	HSBC Bank	6,574,000	4/12/11	80,367	79,037	(1,330)
BUY	JPY	UBS AG	26,160,522	4/12/11	323,821	314,518	(9,303)
SELL	JPY	JPMorgan Chase Bank N.A.	2,508,000	4/12/11	29,889	30,153	(264)
SELL	MXN	Royal Bank Of Scotland Group PLC	1,024,000	4/11/11	84,456	86,034	(1,578)
SELL	NOK	Barclays Bank PLC	27,000	4/12/11	4,643	4,880	(237)
SELL	NOK	Deutsche Bank AG	14,000	4/12/11	2,338	2,530	(193)
BUY	PHP	Barclays Bank PLC	3,721,000	5/03/11	85,826	85,609	(218)
SELL	SEK	Barclays Bank PLC	252,000	4/12/11	38,052	39,909	(1,857)
SELL	SEK	Credit Suisse Group	1,054,748	4/12/11	158,680	167,040	(8,360)
SELL	SEK	HSBC Bank	1,055,000	4/12/11	162,604	167,080	(4,477)
SELL	SEK	Royal Bank Of Scotland Group PLC	53,000	4/12/11	8,173	8,394	(220)

							$272,506

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United States	31.8%
Japan	22.9%
Germany	12.4%
Italy	11.4%
United Kingdom	4.6%
Netherlands	4.4%
Canada	2.8%
Finland	2.8%
France	2.6%
Other Countries	4.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

M F S®
INVESTMENT MANAGEMENT

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Aerospace - 1.4%
United Technologies Corp.	11,580	$980,247

Alcoholic Beverages - 3.8%
Diageo PLC	53,057	$1,008,601
Heineken N.V.	9,285	507,334
Pernod Ricard S.A.	13,204	1,233,167

		$2,749,102

Apparel Manufacturers - 4.0%
Compagnie Financiere Richemont S.A.	9,461	$546,441
Li & Fung Ltd.	101,800	521,528
LVMH Moet Hennessy Louis Vuitton S.A.	8,229	1,302,660
NIKE, Inc., “B”	6,960	526,872

		$2,897,501

Automotive - 0.5%
Johnson Controls, Inc.	8,780	$364,985

Broadcasting - 1.1%
Publicis Groupe S.A.	14,764	$828,049

Brokerage & Asset Managers - 4.9%
BM&F Bovespa S.A.	60,700	$440,569
Charles Schwab Corp.	24,160	435,605
CME Group, Inc.	1,070	322,658
Deutsche Boerse AG	9,760	740,696
Franklin Resources, Inc.	6,940	868,055
ICAP PLC	39,802	337,130
Nomura Holdings, Inc.	86,300	451,316

		$3,596,029

Business Services - 7.8%
Accenture Ltd., “A”	17,820	$979,565
Cognizant Technology Solutions Corp., “A” (a)	4,490	365,486
Compass Group PLC	76,710	689,741
Dun & Bradstreet Corp.	12,710	1,019,850
Hays PLC	197,989	369,385
Intertek Group PLC	14,786	482,458
LPS Brasil - Consultoria de Imoveis S.A.	9,300	218,167
Michael Page International	43,629	359,747
MSCI, Inc., “A” (a)	22,240	818,877
Verisk Analytics, Inc., “A” (a)	12,400	406,224

		$5,709,500

Chemicals - 0.6%
Monsanto Co.	6,040	$436,450

Computer Software - 4.4%
Autodesk, Inc. (a)	10,940	$482,563
Check Point Software Technologies Ltd. (a)	7,370	376,239
Dassault Systems S.A.	10,027	770,622
Oracle Corp.	47,820	1,595,753

		$3,225,177

Computer Software - Systems - 5.1%
Acer, Inc.	175,250	$357,574

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
Apple, Inc. (a)	3,500	$1,219,575
EMC Corp. (a)	30,140	800,217
International Business Machines Corp.	8,010	1,306,191

		$3,683,557

Consumer Products - 4.6%
Church & Dwight Co., Inc.	6,490	$514,917
Colgate-Palmolive Co.	11,310	913,396
Procter & Gamble Co.	13,280	818,048
Reckitt Benckiser Group PLC	21,148	1,086,298

		$3,332,659

Electrical Equipment - 5.8%
Danaher Corp.	35,090	$1,821,171
Legrand S.A.	16,665	693,295
Schneider Electric S.A.	7,805	1,333,986
Sensata Technologies Holding B.V. (a)	11,020	382,725

		$4,231,177

Electronics - 5.4%
ASML Holding N.V.	14,890	$662,605
Hoya Corp.	15,500	353,679
Microchip Technology, Inc.	21,130	803,151
Samsung Electronics Co. Ltd.	920	781,658
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	108,108	1,316,755

		$3,917,848

Energy - Independent - 0.6%
INPEX Corp.	57	$432,400

Energy - Integrated - 2.8%
Chevron Corp.	5,870	$630,614
Hess Corp.	7,480	637,371
Suncor Energy, Inc.	16,474	738,824

		$2,006,809

Food & Beverages - 4.5%
Groupe Danone	21,985	$1,436,188
Mead Johnson Nutrition Co., “A”	5,820	337,153
Nestle S.A.	12,169	697,548
PepsiCo, Inc.	12,420	799,972

		$3,270,861

Food & Drug Stores - 1.3%
Tesco PLC	154,809	$946,192

General Merchandise - 2.1%
Kohl’s Corp.	8,910	$472,586
Lojas Renner S.A.	16,700	541,000
Target Corp.	9,530	476,595

		$1,490,181

Internet - 1.1%
Google, Inc., “A” (a)	930	$545,175
Yahoo Japan Corp.	790	282,645

		$827,820

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - 0.9%
Schindler Holding AG	5,628	$676,463

Major Banks - 5.1%
Bank of New York Mellon Corp.	13,770	$411,310
Credit Suisse Group AG	17,769	755,062
HSBC Holdings PLC	74,626	767,373
Julius Baer Group Ltd.	18,126	786,611
Standard Chartered PLC	39,240	1,017,882

		$3,738,238

Medical & Health Technology & Services - 2.2%
Diagnosticos da America S.A.	40,900	$526,077
Fresenius Medical Care AG & Co. KGaA	5,977	401,422
Patterson Cos., Inc.	19,800	637,362

		$1,564,861

Medical Equipment - 5.2%
Becton, Dickinson & Co.	4,240	$337,589
DENTSPLY International, Inc.	16,720	618,473
Essilor International S.A.	5,414	402,050
Medtronic, Inc.	9,270	364,775
Sonova Holding AG	6,931	617,640
Synthes, Inc.	4,304	581,989
Thermo Fisher Scientific, Inc. (a)	8,810	489,396
Waters Corp. (a)	4,120	358,028

		$3,769,940

Metals & Mining - 2.1%
BHP Billiton PLC	38,989	$1,538,635

Network & Telecom - 0.9%
Cisco Systems, Inc.	38,130	$653,929

Oil Services - 2.8%
National Oilwell Varco, Inc.	11,560	$916,361
Schlumberger Ltd.	11,840	1,104,198

		$2,020,559

Other Banks & Diversified Financials - 4.5%
Akbank T.A.S.	70,890	$344,338
Banco Santander Brasil S.A., ADR	98,210	1,204,055
HDFC Bank Ltd.	5,177	272,328
MasterCard, Inc., “A”	2,590	651,955
Visa, Inc., “A”	11,090	816,446

		$3,289,122

Pharmaceuticals - 4.3%
Allergan, Inc.	5,620	$399,132
Bayer AG	11,358	879,516
Johnson & Johnson	7,630	452,077
Roche Holding AG	3,477	496,660
Teva Pharmaceutical Industries Ltd., ADR	18,490	927,643

		$3,155,028

Railroad & Shipping - 0.5%
Kuehne & Nagel, Inc. AG	2,790	$390,327

Real Estate - 0.3%
Brasil Brokers Participacoes	39,900	$207,730

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Chemicals - 6.3%
Akzo Nobel N.V.	17,042	$1,170,885
L’Air Liquide S.A.	2,801	372,187
Linde AG	6,128	967,898
Praxair, Inc.	6,770	687,832
Shin-Etsu Chemical Co. Ltd.	17,700	879,893
Symrise AG	17,388	509,848

		$4,588,543

Specialty Stores - 1.6%
Hennes & Mauritz AB, “B”	10,990	$364,946
Industria de Diseno Textil S.A.	10,214	819,590

		$1,184,536

Telecommunications - Wireless - 0.5%
MTN Group Ltd.	19,506	$393,782

Total Common Stocks		$72,098,237

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	623,805	$623,805

Total Investments		$72,722,042

OTHER ASSETS, LESS LIABILITIES - 0.1%		83,202

NET ASSETS - 100.0%		$72,805,244

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$72,098,237	$—	$—	$72,098,237
Mutual Funds	623,805	—	—	623,805

Total Investments	$72,722,042	$—	$—	$72,722,042

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$66,482,967

Gross unrealized appreciation	$9,542,565
Gross unrealized depreciation	(3,303,490)

Net unrealized appreciation (depreciation)	$6,239,075

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	683,229	6,196,088	(6,255,512)	623,805

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$374	$623,805

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United States	43.6%
United Kingdom	11.8%
France	11.5%
Switzerland	7.6%
Germany	4.8%
Brazil	4.3%
Japan	3.3%
Netherlands	3.2%
Taiwan	2.3%
Other Countries	7.6%

4

MFS®
INVESTMENT MANAGEMENT

MFS® Global Tactical Allocation Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 34.9%
Aerospace - 1.8%
Cobham PLC	375,177	$1,385,479
Honeywell International, Inc.	33,510	2,000,882
Huntington Ingalls Industries, Inc. (a)	2,816	116,864
Lockheed Martin Corp. (s)	51,920	4,174,368
Northrop Grumman Corp.	16,900	1,059,799
United Technologies Corp.	33,040	2,796,836

		$11,534,228

Alcoholic Beverages - 0.7%
Heineken N.V.	76,952	$4,204,659

Automotive - 0.1%
USS Co. Ltd.	10,100	$785,610

Broadcasting - 0.8%
Fuji Television Network, Inc.	650	$909,594
Nippon Television Network Corp.	7,000	995,552
Omnicom Group, Inc.	23,490	1,152,419
Walt Disney Co.	44,400	1,913,196

		$4,970,761

Brokerage & Asset Managers - 0.2%
Daiwa Securities Group, Inc.	305,000	$1,400,697

Business Services - 1.4%
Accenture Ltd., “A”	53,220	$2,925,503
Amadeus IT Holding S.A. (a)	45,972	879,545
Bunzl PLC	102,776	1,227,481
Compass Group PLC	176,510	1,587,096
Dun & Bradstreet Corp.	13,560	1,088,054
Nomura Research, Inc.	50,600	1,116,874

		$8,824,553

Chemicals - 0.8%
3M Co.	17,050	$1,594,175
Givaudan S.A.	1,497	1,505,149
PPG Industries, Inc.	17,540	1,669,983

		$4,769,307

Computer Software - 0.4%
Oracle Corp.	80,890	$2,699,299

Computer Software - Systems - 0.8%
Acer, Inc.	497,089	$1,014,243
International Business Machines Corp.	14,670	2,392,237
Konica Minolta Holdings, Inc.	149,500	1,252,723

		$4,659,203

Construction - 0.5%
Geberit AG	5,231	$1,139,031
Sherwin-Williams Co.	12,740	1,070,033
Stanley Black & Decker, Inc.	14,060	1,076,996

		$3,286,060

Consumer Products - 1.1%
Henkel KGaA, IPS	31,153	$1,929,797
Kao Corp.	95,200	2,374,850
KOSE Corp.	24,600	611,303
Procter & Gamble Co.	14,004	862,646
Reckitt Benckiser Group PLC	25,897	1,330,237

		$7,108,833

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 0.6%
Danaher Corp.	21,810	$1,131,939
Legrand S.A.	43,525	1,810,722
Spectris PLC	29,908	653,945

		$3,596,606

Electronics - 1.0%
Halma PLC	134,384	$755,603
Intel Corp.	75,750	1,527,878
Samsung Electronics Co. Ltd.	2,523	2,143,613
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,288	2,061,928

		$6,489,022

Energy - Independent - 0.7%
Apache Corp.	15,300	$2,003,076
EOG Resources, Inc.	9,260	1,097,403
INPEX Corp.	203	1,539,950

		$4,640,429

Energy - Integrated - 2.4%
BP PLC	472,215	$3,439,172
Chevron Corp.	34,770	3,735,341
Exxon Mobil Corp.	34,190	2,876,405
Hess Corp.	13,670	1,164,821
Royal Dutch Shell PLC, “A”	101,141	3,673,347

		$14,889,086

Food & Beverages - 1.9%
General Mills, Inc.	45,120	$1,649,136
Groupe Danone	45,256	2,956,385
J.M. Smucker Co.	13,248	945,775
Kellogg Co.	14,280	770,834
Nestle S.A.	70,516	4,042,098
PepsiCo, Inc.	21,900	1,410,579

		$11,774,807

Food & Drug Stores - 0.4%
Lawson, Inc.	26,900	$1,296,814
Tesco PLC	188,971	1,154,991

		$2,451,805

General Merchandise - 0.2%
Target Corp.	27,960	$1,398,280

Insurance - 2.6%
Aon Corp.	28,180	$1,492,413
Hiscox Ltd.	140,645	851,274
ING Groep N.V. (a)	152,832	1,934,396
Jardine Lloyd Thompson Group PLC	79,914	887,130
MetLife, Inc.	71,280	3,188,354
Muenchener Ruckvers AG	7,801	1,227,169
Prudential Financial, Inc.	25,420	1,565,364
Swiss Reinsurance Co.	30,742	1,758,837
Travelers Cos., Inc.	28,840	1,715,403
Zurich Financial Services Ltd.	6,054	1,694,593

		$16,314,933

Leisure & Toys - 0.1%
Hasbro, Inc.	13,440	$629,530

Machinery & Tools - 0.4%
Glory Ltd.	25,200	$554,715

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Neopost S.A.	14,129	$1,237,659
Schindler Holding AG	6,634	797,380

		$2,589,754

Major Banks - 3.0%
Bank of America Corp.	132,170	$1,761,826
Bank of New York Mellon Corp.	102,861	3,072,458
Goldman Sachs Group, Inc.	15,270	2,419,837
HSBC Holdings PLC	264,408	2,718,885
JPMorgan Chase & Co.	59,590	2,747,099
PNC Financial Services Group, Inc.	17,330	1,091,617
State Street Corp.	31,270	1,405,274
Sumitomo Mitsui Financial Group, Inc.	23,500	730,596
Toronto-Dominion Bank	10,315	912,870
Wells Fargo & Co.	64,350	2,039,895

		$18,900,357

Medical & Health Technology & Services - 0.5%
Kobayashi Pharmaceutical Co. Ltd.	21,400	$991,789
Miraca Holdings, Inc.	33,900	1,298,046
Quest Diagnostics, Inc.	16,310	941,413

		$3,231,248

Medical Equipment - 1.1%
Becton, Dickinson & Co.	19,660	$1,565,329
Medtronic, Inc.	49,490	1,947,432
Smith & Nephew PLC	85,611	965,480
St. Jude Medical, Inc.	30,920	1,584,959
Synthes, Inc.	7,605	1,028,352

		$7,091,552

Network & Telecom - 0.6%
Cisco Systems, Inc.	43,470	$745,511
Ericsson, Inc., “B”	139,086	1,793,691
Nokia Oyj	133,753	1,143,962

		$3,683,164

Oil Services - 0.2%
Transocean, Inc. (a)	15,780	$1,230,051

Other Banks & Diversified Financials - 0.6%
DnB NOR A.S.A.	121,962	$1,871,249
Hachijuni Bank Ltd.	84,000	483,722
MasterCard, Inc., “A”	4,400	1,107,568
Sapporo Hokuyo Holdings, Inc.	103,700	498,678

		$3,961,217

Pharmaceuticals - 3.7%
Abbott Laboratories	57,230	$2,807,132
Bayer AG	24,808	1,921,027
GlaxoSmithKline PLC	202,819	3,870,182
Johnson & Johnson (s)	68,800	4,076,400
Pfizer, Inc.	150,320	3,052,999
Roche Holding AG	25,338	3,619,320
Sanofi-Aventis	39,353	2,759,273
Santen, Inc.	24,200	964,451

		$23,070,784

Railroad & Shipping - 0.2%
Canadian National Railway Co.	15,950	$1,200,557

Issuer	Shares/Par		Value ($)
COMMON STOCKS - continued
Real Estate - 0.2%
Deutsche Wohnen AG (a)		70,732	$1,020,457

Restaurants - 0.2%
McDonald’s Corp.		12,150	$924,494

Specialty Chemicals - 0.2%
Shin-Etsu Chemical Co. Ltd.		28,400	$1,411,806

Specialty Stores - 0.1%
Esprit Holdings Ltd.		147,500	$676,958

Telecommunications - Wireless - 1.5%
KDDI Corp.		637	$3,943,917
Vodafone Group PLC		1,873,814	5,305,539

			$9,249,456

Telephone Services - 1.4%
AT&T, Inc.		114,190	$3,494,214
China Unicom Ltd.		478,000	793,947
Royal KPN N.V.		181,341	3,089,096
TDC A/S (a)		106,639	864,673
Telecom Italia S.p.A.		497,600	669,233

			$8,911,163

Tobacco - 1.6%
British American Tobacco PLC		59,040	$2,369,692
Japan Tobacco, Inc.		543	1,961,667
Philip Morris International, Inc. (s)		65,146	4,275,532
Reynolds American, Inc.		39,300	1,396,329

			$10,003,220

Trucking - 0.6%
Deutsche Post AG		62,430	$1,125,412
Yamato Holdings Co. Ltd.		166,600	2,583,722

			$3,709,134

Utilities - Electric Power - 0.3%
PG&E Corp.		43,410	$1,917,854

Total Common Stocks			$219,210,934

BONDS - 57.8%
Aerospace - 0.2%
Bombardier, Inc., 7.75%, 2020 (n)		$1,170,000	$1,270,913

Asset-Backed & Securitized - 1.6%
Bayview Commercial Asset Trust, FRN, 1.701%, 2023 (z)	CAD	170,000	$147,871
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,479,018	1,554,567
Commercial Mortgage Asset Trust, FRN, 0.748%, 2032 (i)(z)		2,216,133	27,982
Commercial Mortgage Pass- Through Certificates, “A3”, 5.293%, 2049		532,759	542,768
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046		532,759	561,703
Commercial Mortgage Pass- Through Certificates, FRN, 0.445%, 2017 (n)		360,000	348,811

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
First Union National Bank Commercial Mortgage Trust, FRN, 0.914%, 2043 (i)(n)	$745,408	$605
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	595,229	572,908
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	1,230,759	1,283,337
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.986%, 2051	1,808,573	1,918,660
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	310,000	332,596
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.828%, 2050	2,000,000	2,088,310
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.899%, 2051	620,000	657,681

		$10,037,799

Automotive - 0.2%
Ford Motor Credit Co. LLC, 7.8%, 2012	$1,300,000	$1,378,413

Building - 0.2%
Mohawk Industries, Inc., 6.875%, 2016	$1,145,000	$1,228,013

Cable TV - 0.5%
Comcast Corp., 5.15%, 2020	$870,000	$905,636
Cox Communications, Inc., 9.375%, 2019 (n)	460,000	597,601
DIRECTV Holdings LLC, 5.2%, 2020	820,000	844,563
Time Warner Cable, Inc., 5%, 2020	1,020,000	1,031,244

		$3,379,044

Chemicals - 0.4%
Ashland, Inc., 9.125%, 2017	$810,000	$929,475
Dow Chemical Co., 8.55%, 2019	630,000	796,348
Nalco Co., 8.25%, 2017	870,000	950,475

		$2,676,298

Consumer Products - 0.2%
Whirlpool Corp., 8%, 2012	$970,000	$1,033,722

Containers - 0.2%
Crown Americas LLC, 7.625%, 2017	$870,000	$950,475

Emerging Market Quasi-Sovereign - 1.6%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$910,000	$955,500
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	269,000	263,129
BNDES Participacoes S.A., 6.5%, 2019 (n)	200,000	218,000
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	224,000	209,473
Empresa Nacional del Petroleo, 6.25%, 2019	369,000	393,332

Issuer	Shares/Par		Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - continued
Pemex Project Funding Master Trust, 5.75%, 2018		$503,000	$532,173
Petrobras International Finance Co., 7.875%, 2019		758,000	889,956
Petrobras International Finance Co., 5.375%, 2021		2,361,000	2,368,126
Petroleos Mexicanos, 6%, 2020		600,000	636,900
Petroleos Mexicanos, 5.5%, 2021		100,000	101,500
PTTEP Canada International Finance Ltd., 5.692%, 2021 (z)		842,000	841,385
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		1,200,000	1,348,717
SCF Capital Ltd., 5.375%, 2017 (n)		758,000	743,788
VTB Capital S.A., 6.465%, 2015 (n)		167,000	178,890
VTB Capital S.A., 6.551%, 2020 (n)		592,000	600,110

			$10,280,979

Emerging Market Sovereign - 1.3%
Federative Republic of Brazil, 5.625%, 2041		$1,005,000	$987,413
Republic of Hungary, 6.375%, 2021		602,000	602,602
Republic of Peru, 7.35%, 2025		900,000	1,069,650
Republic of Philippines, 5.5%, 2026		1,000,000	987,500
Republic of South Africa, 8%, 2018	ZAR	24,720,000	3,520,362
Republic of South Africa, 5.5%, 2020		$400,000	423,500
Republic of South Africa, 6.25%, 2041		483,000	497,789

			$8,088,816

Energy - Independent - 0.3%
Anadarko Petroleum Corp., 6.2%, 2040		$435,000	$420,251
Newfield Exploration Co., 6.625%, 2016		1,490,000	1,540,288

			$1,960,539

Energy - Integrated - 0.2%
Hess Corp., 8.125%, 2019		$980,000	$1,230,244

Financial Institutions - 0.3%
General Electric Capital Corp., 4.625%, 2021		$900,000	$886,340
SLM Corp., 6.25%, 2016		930,000	969,525

			$1,855,865

Food & Beverages - 0.7%
Anheuser-Busch InBev S.A., 5.375%, 2020		$810,000	$869,375
Kraft Foods, Inc., 6.125%, 2018		470,000	525,394
Kraft Foods, Inc., 6.5%, 2040		578,000	617,354
Miller Brewing Co., 5.5%, 2013 (n)		900,000	978,134
Tyson Foods, Inc., 7.35%, 2016		1,213,000	1,355,528

			$4,345,785

3

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2017		$910,000	$1,002,354

Forest & Paper Products - 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$46,000	$45,424
Votorantim Participacoes S.A., 6.75%, 2021 (n)		300,000	318,000

			$363,424

Gaming & Lodging - 0.3%
Host Hotels & Resorts, Inc., 6.75%, 2016		$1,580,000	$1,629,375

Insurance - 0.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$1,101,000	$1,018,425
Unum Group, 7.125%, 2016		800,000	901,867
UnumProvident Corp., 6.85%, 2015 (n)		696,000	774,677

			$2,694,969

Insurance - Property & Casualty - 1.0%
Aon Corp., 6.25%, 2040		$1,000,000	$1,038,603
AXIS Capital Holdings Ltd., 5.75%, 2014		320,000	343,795
Chubb Corp., 6.375% to 2017, FRN to 2067		1,960,000	2,062,900
CNA Financial Corp., 5.875%, 2020		1,000,000	1,032,510
ZFS Finance USA Trust II, 6.45%to 2016, FRN to 2065 (n)		1,500,000	1,530,000

			$6,007,808

International Market Quasi-Sovereign - 0.4%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	803,000	$841,100
Eksportfinans A.S.A., 1.875%, 2013		$1,795,000	1,820,374

			$2,661,474

International Market Sovereign - 25.4%
Buoni Poliennali del Tes, 3.75%, 2021	EUR	3,690,000	$4,814,769
Commonwealth of Australia, 5.75%, 2021	AUD	3,187,000	3,360,853
Federal Republic of Germany, 3.75%, 2013	EUR	2,515,000	3,711,318
Federal Republic of Germany, 3.75%, 2015	EUR	7,664,000	11,406,551
Federal Republic of Germany, 4.25%, 2018	EUR	4,959,000	7,548,870
Federal Republic of Germany, 6.25%, 2030	EUR	1,903,000	3,554,339
Government of Canada, 4.5%, 2015	CAD	1,398,000	1,554,224
Government of Canada, 4.25%, 2018	CAD	11,427,000	12,679,786
Government of Japan, 1.3%, 2014	JPY	1,134,000,000	14,088,075
Government of Japan, 1.7%, 2017	JPY	1,330,000,000	16,987,864

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Sovereign - continued
Government of Japan, 1.1%, 2020	JPY	567,000,000	$6,792,351
Government of Japan, 2.1%, 2024	JPY	718,000,000	9,129,614
Government of Japan, 2.2%, 2027	JPY	181,950,000	2,289,394
Government of Japan, 2.4%, 2037	JPY	173,000,000	2,182,907
Kingdom of Spain, 4.6%, 2019	EUR	2,473,000	3,401,951
Kingdom of Sweden, 5%, 2020	SEK	11,005,000	1,976,468
Kingdom of the Netherlands, 3.75%, 2014	EUR	6,029,000	8,926,225
Kingdom of the Netherlands, 5.5%, 2028	EUR	690,000	1,167,672
Republic of Austria, 4.65%, 2018	EUR	1,775,000	2,701,427
Republic of Finland, 3.875%, 2017	EUR	2,473,000	3,640,367
Republic of France, 6%, 2025	EUR	2,029,000	3,516,849
Republic of France, 4.75%, 2035	EUR	2,127,000	3,267,802
Republic of Italy, 4.75%, 2013	EUR	5,221,000	7,670,749
Republic of Italy, 5.25%, 2017	EUR	3,354,000	5,021,515
United Kingdom Treasury, 8%, 2015	GBP	3,695,000	7,377,090
United Kingdom Treasury, 8%, 2021	GBP	2,548,000	5,573,919
United Kingdom Treasury, 4.25%, 2027	GBP	1,654,000	2,666,320
United Kingdom Treasury, 4.25%, 2036	GBP	1,426,000	2,247,281

			$159,256,550

Machinery & Tools - 0.2%
Case New Holland, Inc., 7.875%, 2017 (n)		$1,240,000	$1,377,950

Major Banks - 3.2%
ABN Amro Bank N.V., FRN, 2.071%, 2014 (n)		$1,400,000	$1,400,762
Bank of America Corp., 7.625%, 2019		1,725,000	1,997,893
BB&T Corp., 3.95%, 2016		1,820,000	1,877,871
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		1,000,000	960,000
Credit Suisse (USA), Inc., 6%, 2018		1,485,000	1,577,219
HSBC USA, Inc., 4.875%, 2020		870,000	851,683
Intesa Sanpaolo S.p.A., FRN, 2.712%, 2014 (n)		2,230,000	2,258,606
Macquarie Group Ltd., 6.25%, 2021 (z)		980,000	990,304
Merrill Lynch & Co., Inc., 6.15%, 2013		1,359,000	1,463,941
Morgan Stanley, 7.3%, 2019		1,772,000	1,993,073
Morgan Stanley, 5.75%, 2021		230,000	232,138
PNC Financial Services Group, Inc., 5.125%, 2020		1,670,000	1,757,795
Royal Bank of Scotland PLC, 6.125%, 2021		1,950,000	2,004,738
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		1,020,000	982,440

			$20,348,463

4

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - 1.5%
ArcelorMittal, 6.125%, 2018	$770,000	$815,626
ArcelorMittal, 5.25%, 2020	1,040,000	1,017,130
ArcelorMittal, 5.5%, 2021	970,000	955,845
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	878,000	967,995
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	1,447,000	1,388,596
Peabody Energy Corp., 7.375%, 2016	870,000	965,700
Southern Copper Corp., 5.375%, 2020	150,000	152,475
Southern Copper Corp., 6.75%, 2040	407,000	409,108
Teck Resources Ltd., 10.25%, 2016	684,000	822,510
Teck Resources Ltd., 10.75%, 2019	827,000	1,056,079
Vale Overseas Ltd., 4.625%, 2020	410,000	399,912
Vale Overseas Ltd., 6.875%, 2039	585,000	625,304

		$9,576,280

Mortgage-Backed - 7.0%
Fannie Mae, 4.77%, 2012	$176,202	$182,211
Fannie Mae, 5.37%, 2013	139,651	145,869
Fannie Mae, 4.562%, 2014 - 2015	751,942	800,874
Fannie Mae, 4.609%, 2014	122,066	130,310
Fannie Mae, 4.771%, 2014	434,301	461,788
Fannie Mae, 4.7%, 2015	74,034	79,026
Fannie Mae, 4.78%, 2015	93,072	99,606
Fannie Mae, 4.997%, 2015	292,594	315,840
Fannie Mae, 5.466%, 2015	146,959	159,019
Fannie Mae, 5.5%, 2015 - 2037	1,274,711	1,365,472
Fannie Mae, 5.09%, 2016	99,000	106,317
Fannie Mae, 5.273%, 2016	265,628	287,629
Fannie Mae, 5.424%, 2016	98,843	107,424
Fannie Mae, 3.309%, 2017	1,696,290	1,695,212
Fannie Mae, 4.989%, 2017	39,792	43,073
Fannie Mae, 5.05%, 2017	491,924	528,188
Fannie Mae, 5.34%, 2018	613,052	655,782
Fannie Mae, 4.57%, 2019	244,005	254,319
Fannie Mae, 6.16%, 2019	70,658	78,077
Fannie Mae, 4.5%, 2023 - 2040	2,923,635	3,018,592
Fannie Mae, 5%, 2024 - 2040	7,290,688	7,663,904
Fannie Mae, 4%, 2025 - 2040	4,329,425	4,286,396
Fannie Mae, 6%, 2037 - 2038	1,662,170	1,810,570
Freddie Mac, 3.882%, 2017	847,000	862,159
Freddie Mac, 4.186%, 2019	650,000	651,167
Freddie Mac, 5.085%, 2019	30,000	31,295
Freddie Mac, 2.757%, 2020	338,950	333,198
Freddie Mac, 3.32%, 2020	1,884,698	1,893,656
Freddie Mac, 5%, 2022 - 2036	1,379,448	1,449,526
Freddie Mac, 4%, 2025	1,256,979	1,294,100
Freddie Mac, 5.5%, 2034 - 2037	557,603	598,623
Freddie Mac, 4.5%, 2040	9,471,067	9,635,592
Ginnie Mae, 5%, 2040	686,006	728,774
Ginnie Mae, 4.5%, 2041	2,379,278	2,454,870

		$44,208,458

Natural Gas - Pipeline - 0.1%
Williams Partners LP, 5.25%, 2020	$761,000	$793,854

Issuer	Shares/Par	Value ($)
BONDS - continued
Network & Telecom - 0.2%
Telecom Italia Capital, 7.175%, 2019	$1,360,000	$1,486,657

Oil Services - 0.3%
Transocean, Inc., 6%, 2018	$660,000	$712,586
Transocean, Inc., 6.5%, 2020	840,000	926,134

		$1,638,720

Oils - 0.2%
LUKOIL International Finance
B.V., 6.125%, 2020 (n)	$1,367,000	$1,394,340

Other Banks & Diversified Financials - 0.8%
Banco Santander U.S. Debt
S.A.U., 3.781%, 2015 (n)	$1,300,000	$1,256,549
Citigroup, Inc., 6.125%, 2018	1,775,000	1,936,012
Nordea Bank AB, 4.875%, 2021 (z)	930,000	944,469
Sumitomo Mitsui Banking, 3.1%, 2016 (n)	880,000	870,683

		$5,007,713

Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,330,000	$1,432,237

Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$869,000	$866,579
Limited Brands, Inc., 7%, 2020	870,000	921,113

		$1,787,692

Specialty Stores - 0.1%
Best Buy Co., Inc., 6.75%, 2013	$490,000	$535,731

Telecommunications - Wireless - 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$1,430,000	$1,549,910

Tobacco - 0.4%
Altria Group, Inc., 9.7%, 2018	$1,055,000	$1,387,448
Lorillard Tobacco Co., 6.875%, 2020	940,000	1,016,651

		$2,404,099

U.S. Government Agencies and Equivalents - 0.4%
Aid-Egypt, 4.45%, 2015	$649,000	$706,475
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	131,000	127,595
Small Business Administration, 5.09%, 2025	45,287	48,256
Small Business Administration, 5.21%, 2026	1,399,105	1,492,051
Small Business Administration, 5.31%, 2027	343,745	367,595

		$2,741,972

U.S. Treasury Obligations - 6.4%
U.S. Treasury Bonds, 6.875%, 2025	$1,289,000	$1,696,646
U.S. Treasury Bonds, 4.5%, 2039	1,077,000	1,076,664
U.S. Treasury Notes, 1.375%, 2013	4,724,000	4,778,798

5

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.125%, 2015 (f)	$641,000	$699,892
U.S. Treasury Notes, 4.75%, 2017 (f)	8,064,000	9,039,244
U.S. Treasury Notes, 3.5%, 2020 (f)	7,267,000	7,365,250
U.S. Treasury Notes, TIPS, 1.25%, 2020 (f)	15,229,804	15,728,336

		$40,384,830

Utilities - Electric Power - 0.6%
Enel Finance International S.A., 6%, 2039 (n)	$894,000	$812,975
Progress Energy, Inc., 7.05%, 2019	1,350,000	1,592,189
TECO Energy, Inc., 6.572%, 2017	961,000	1,091,817

		$3,496,981

Total Bonds		$363,498,746

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
PUT OPTIONS PURCHASED - 0.1%
SPDR S&P 500 ETF Trust -
September 2011 @ $115	2,000	$460,000
Dax Index - June 2011 @ $6,000	7	31,745
S&P 500 Index - June 2011 @ $1,125	75	45,225

Total Put Options Purchased - 0.1%		536,970

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 8.0%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	50,185,541	$50,185,541

Total Investments		$633,432,191

OTHER ASSETS, LESS LIABILITIES - (0.8)%		(5,244,459)

NET ASSETS - 100.0%		$628,187,732

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,603,278, representing 4.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2011, the value of securities pledged amounted to $64,909.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.701%, 2023	5/25/06	$170,247	$147,871
Commercial Mortgage Asset Trust, FRN, 0.748%, 2032	8/25/03	46,032	27,982
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	577,372	572,908
Macquarie Group Ltd., 6.25%, 2021	3/31/11	989,653	990,304
Nordea Bank AB, 4.875%, 2021	1/11/11	925,564	944,469
PTTEP Canada International Finance Ltd., 5.692%, 2021	3/29/11	842,000	841,385

Total Restricted Securities			$3,524,919
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

6

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS VIT II – Global Tactical Allocation Fund

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts.

8

MFS VIT II – Global Tactical Allocation Fund

Supplemental Information (Unaudited) 3/31/11 - continued

The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$219,747,904	$—	$—	$219,747,904
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	43,126,802	—	43,126,802
Non-U.S. Sovereign Debt	—	180,287,819	—	180,287,819
Corporate Bonds	—	56,140,072	—	56,140,072
Residential Mortgage-Backed Securities	—	44,208,458	—	44,208,458
Commercial Mortgage-Backed Securities	—	9,464,891	—	9,464,891
Asset-Backed Securities (including CDOs)	—	572,908	—	572,908
Foreign Bonds	—	29,697,796	—	29,697,796
Mutual Funds	50,185,541	—	—	50,185,541

Total Investments	$269,933,445	$363,498,746	$—	$633,432,191

Other Financial Instruments
Futures	$1,048,366	$—	$—	$1,048,366
Forward Currency Contracts	—	183,025	—	183,025

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$618,662,144

Gross unrealized appreciation	$22,130,967
Gross unrealized depreciation	(7,360,920)

Net unrealized appreciation (depreciation)	$14,770,047

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 3/31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Brown Brothers Harriman	94,000	4/12/11	$92,518	$97,133	$4,615
BUY	AUD	Credit Suisse Group	106,000	4/12/11	103,918	109,533	5,615
BUY	AUD	Deutsche Bank AG	140,000	4/12/11	141,252	144,666	3,414
BUY	AUD	Goldman Sachs International	1,293,407	4/12/11 - 5/09/11	1,314,938	1,332,976	18,038
BUY	AUD	JPMorgan Chase Bank N.A.	332,000	4/12/11	336,792	343,065	6,273
BUY	AUD	Royal Bank of Scotland Group PLC	100,000	4/12/11	99,079	103,333	4,254
BUY	AUD	Westpac Banking Corp	4,411,345	4/12/11	4,367,253	4,558,368	191,115
BUY	CAD	Barclays Bank PLC	1,076,000	4/12/11	1,094,791	1,109,591	14,800
BUY	CAD	Brown Brothers Harriman	946,000	4/12/11	964,392	975,532	11,140
BUY	CAD	Citibank N.A.	127,000	4/12/11	127,807	130,965	3,158
BUY	CAD	Deutsche Bank AG	319,000	4/12/11	322,022	328,959	6,937
BUY	CAD	Goldman Sachs International	656,495	4/12/11 - 5/09/11	672,052	676,708	4,656
BUY	CAD	Royal Bank of Scotland Group PLC	178,000	4/12/11	180,055	183,557	3,502
BUY	CAD	UBS AG	128,000	4/12/11	128,268	131,996	3,728
BUY	CHF	Barclays Bank PLC	101,000	4/12/11	109,116	109,968	852
BUY	CHF	Credit Suisse Group	2,319,000	4/12/11	2,405,477	2,524,893	119,416
BUY	CHF	Deutsche Bank AG	2,593,000	4/12/11	2,751,737	2,823,221	71,484
BUY	CHF	Goldman Sachs International	4,448,673	5/09/11	4,749,000	4,844,476	95,476
BUY	CNY	HSBC Bank	1,759,000	4/18/11 - 4/25/11	268,497	268,849	352
BUY	CNY	JPMorgan Chase Bank N.A.	5,460,000	4/18/11 - 5/17/11	831,077	835,288	4,211
BUY	CZK	Barclays Bank PLC	1,726,000	4/12/11	95,296	99,687	4,391

9

MFS VIT II – Global Tactical Allocation Fund

Supplemental Information (Unaudited) 3/31/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	CZK	UBS AG	5,884,000	4/12/11	$311,986	$339,837	$27,851
BUY	DKK	Credit Suisse Group	7,393,922	4/12/11	1,306,614	1,405,194	98,580
BUY	DKK	Deutsche Bank AG	551,000	4/12/11	100,710	104,716	4,006
BUY	EUR	Barclays Bank PLC	4,332,000	4/12/11	5,959,193	6,138,395	179,202
BUY	EUR	Brown Brothers Harriman	4,906,000	4/12/11	6,789,366	6,951,746	162,380
BUY	EUR	Citibank N.A.	3,873,000	4/12/11	5,300,364	5,487,997	187,633
BUY	EUR	Credit Suisse Group	521,000	4/12/11	718,061	738,251	20,190
BUY	EUR	Deutsche Bank AG	23,757,085	4/12/11	30,803,545	33,663,521	2,859,976
BUY	EUR	Goldman Sachs International	14,916,547	4/12/11 - 5/09/11	20,970,332	21,126,296	155,964
BUY	EUR	HSBC Bank	3,643,000	4/12/11	4,991,070	5,162,090	171,020
BUY	EUR	JPMorgan Chase Bank N.A.	275,000	4/12/11	387,181	389,672	2,491
BUY	EUR	Royal Bank of Scotland Group PLC	675,000	4/12/11	909,464	956,467	47,003
BUY	EUR	UBS AG	6,006,123	4/12/11 - 6/15/11	8,278,158	8,502,582	224,424
SELL	EUR	UBS AG	836,172	6/15/11	1,186,807	1,183,371	3,436
BUY	GBP	Barclays Bank PLC	167,000	4/12/11	267,396	267,878	482
BUY	GBP	Brown Brothers Harriman	202,000	4/12/11	322,780	324,020	1,240
BUY	GBP	Citibank N.A.	100,000	4/12/11	159,858	160,406	548
BUY	GBP	Goldman Sachs International	513,000	4/12/11	809,192	822,882	13,690
BUY	GBP	JPMorgan Chase Bank N.A.	243,000	4/12/11	388,583	389,786	1,203
SELL	GBP	Barclays Bank PLC	921,183	4/12/11	1,492,252	1,477,631	14,621
SELL	GBP	Citibank N.A.	132,000	4/12/11	215,516	211,736	3,780
SELL	GBP	Goldman Sachs International	769,910	5/09/11	1,256,000	1,234,590	21,410
SELL	GBP	JPMorgan Chase Bank N.A.	2,103,558	5/09/11	3,374,213	3,373,163	1,050
SELL	GBP	UBS AG	375,000	4/12/11	602,596	601,522	1,074
BUY	IDR	HSBC Bank	9,098,244,000	5/11/11	1,013,739	1,038,612	24,873
BUY	ILS	JPMorgan Chase Bank N.A.	6,529,000	6/13/11	1,828,237	1,871,020	42,783
BUY	JPY	Barclays Bank PLC	28,295,000	4/12/11	337,934	340,180	2,246
BUY	JPY	Deutsche Bank AG	109,846,000	4/12/11	1,317,857	1,320,638	2,781
SELL	JPY	Barclays Bank PLC	140,517,350	4/12/11	1,694,529	1,689,388	5,141
SELL	JPY	Credit Suisse Group	1,012,269,044	4/12/11 - 5/09/11	12,398,482	12,171,707	226,775
SELL	JPY	HSBC Bank	465,150,275	4/12/11	5,680,199	5,592,328	87,871
SELL	JPY	JPMorgan Chase Bank N.A.	6,441,645,068	4/12/11 - 5/09/11	78,463,668	77,455,944	1,007,724
SELL	JPY	UBS AG	294,933,802	4/12/11	3,611,253	3,545,879	65,374
BUY	KRW	JPMorgan Chase Bank N.A.	4,061,275,000	4/25/11	3,608,025	3,697,732	89,707
BUY	MXN	HSBC Bank	3,678,000	4/11/11 - 4/12/11	300,950	309,000	8,050
BUY	MXN	JPMorgan Chase Bank N.A.	20,433,000	4/11/11	1,658,186	1,716,732	58,546
BUY	MYR	JPMorgan Chase Bank N.A.	2,059,000	4/25/11	678,530	678,877	347
BUY	NOK	Barclays Bank PLC	4,307,000	4/12/11	732,308	778,485	46,177
BUY	NOK	Deutsche Bank AG	9,244,000	4/12/11	1,578,959	1,670,843	91,884
BUY	NOK	Goldman Sachs International	402,000	4/12/11	72,033	72,661	628
BUY	NOK	JPMorgan Chase Bank N.A.	111,733,911	5/09/11	19,582,901	20,167,143	584,242
BUY	NOK	UBS AG	3,162,104	5/09/11	549,000	570,736	21,736
BUY	NZD	Barclays Bank PLC	475,000	4/12/11 - 4/15/11	356,730	362,184	5,454
BUY	NZD	Deutsche Bank AG	86,000	4/15/11	63,392	65,572	2,180
BUY	NZD	Westpac Banking Corp	1,607,000	4/12/11	1,186,456	1,225,510	39,054
SELL	NZD	Westpac Banking Corp	1,506,000	4/12/11	1,167,677	1,148,487	19,190
BUY	PHP	Barclays Bank PLC	5,597,000	5/11/11	128,474	128,728	254
BUY	PHP	Deutsche Bank AG	11,781,000	4/07/11	267,385	271,409	4,024
SELL	PHP	Barclays Bank PLC	39,954,000	5/03/11	920,811	919,217	1,594
BUY	PLN	Barclays Bank PLC	796,000	4/26/11	277,783	279,792	2,009
BUY	PLN	Deutsche Bank AG	2,967,000	4/26/11	1,035,813	1,042,891	7,078
BUY	SEK	Citibank N.A.	1,063,000	4/12/11	164,800	168,347	3,547
BUY	SEK	Credit Suisse Group	22,814,863	4/12/11	3,342,494	3,613,187	270,693
BUY	SEK	Deutsche Bank AG	9,344,543	4/12/11 - 5/09/11	1,434,149	1,478,089	43,940
BUY	SEK	Goldman Sachs International	1,795,000	4/12/11 - 5/09/11	281,126	284,033	2,907
BUY	SEK	JPMorgan Chase Bank N.A.	111,865,021	5/09/11	17,637,000	17,692,568	55,568
BUY	SGD	Credit Suisse Group	537,000	4/12/11 - 5/06/11	421,914	426,035	4,121
BUY	SGD	Deutsche Bank AG	2,507,000	4/12/11	1,937,807	1,988,914	51,107
BUY	SGD	Goldman Sachs International	336,000	4/12/11	261,644	266,564	4,920
BUY	SGD	JPMorgan Chase Bank N.A.	1,220,000	5/06/11	959,044	967,913	8,869
BUY	THB	HSBC Bank	1,666,000	6/21/11	54,808	54,967	159
BUY	THB	JPMorgan Chase Bank N.A.	22,588,000	5/18/11	741,723	745,956	4,233

							$7,678,467

Liability Derivatives
SELL	AUD	Credit Suisse Group	1,354,297	5/09/11	$1,348,000	$1,394,779	$(46,779)
SELL	AUD	Goldman Sachs International	1,295,866	5/09/11	1,298,380	1,334,601	(36,221)
SELL	AUD	UBS AG	1,050,750	4/12/11	1,038,806	1,085,770	(46,964)
SELL	AUD	Westpac Banking Corp	3,323,770	4/12/11	3,287,536	3,434,545	(147,009)

10

MFS VIT II – Global Tactical Allocation Fund

Supplemental Information (Unaudited) 3/31/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	CAD	Brown Brothers Harriman	298,000	4/12/11	$307,657	$307,303	$(354)
SELL	CAD	Barclays Bank PLC	94,000	4/12/11	94,291	96,934	(2,643)
SELL	CAD	Goldman Sachs International	48,351,841	4/12/11 - 5/09/11	49,173,841	49,833,812	(659,971)
SELL	CAD	UBS AG	5,174,246	4/12/11	5,228,420	5,335,775	(107,355)
BUY	CHF	Credit Suisse Group	209,000	4/12/11	231,344	227,557	(3,787)
SELL	CHF	Barclays Bank PLC	849,000	4/12/11	886,373	924,379	(38,006)
SELL	CHF	Goldman Sachs International	13,656,325	5/09/11	14,802,000	14,871,341	(69,341)
SELL	CHF	HSBC Bank	1,469,000	4/12/11	1,522,059	1,599,426	(77,367)
SELL	CHF	JPMorgan Chase Bank N.A.	22,846,724	5/09/11	24,213,452	24,879,418	(665,966)
BUY	CNY	JPMorgan Chase Bank N.A.	2,706,000	5/06/11	413,951	413,922	(29)
BUY	DKK	Deutsche Bank AG	605,000	4/12/11	115,309	114,979	(330)
SELL	DKK	Goldman Sachs International	5,946,026	5/09/11	1,082,555	1,129,530	(46,975)
SELL	DKK	Royal Bank of Scotland Group PLC	52,000	4/12/11	9,472	9,883	(411)
SELL	DKK	UBS AG	686,471	4/12/11 - 5/09/11	123,990	130,426	(6,436)
BUY	EUR	Citibank N.A.	1,373,000	6/15/11	1,946,777	1,943,103	(3,674)
BUY	EUR	Credit Suisse Group	407,000	4/12/11	578,615	576,715	(1,900)
BUY	EUR	Deutsche Bank AG	408,000	4/12/11 - 6/15/11	578,737	577,653	(1,084)
SELL	EUR	Barclays Bank PLC	542,000	4/12/11	750,208	768,008	(17,800)
SELL	EUR	Brown Brothers Harriman	1,775,000	4/12/11	2,450,883	2,515,155	(64,272)
SELL	EUR	Citibank N.A.	1,970,508	4/12/11	2,733,508	2,792,188	(58,680)
SELL	EUR	Credit Suisse Group	15,564,684	4/12/11	21,360,919	22,054,981	(694,062)
SELL	EUR	Goldman Sachs International	48,002,689	5/09/11	65,146,051	67,984,912	(2,838,861)
SELL	EUR	HSBC Bank	3,560,289	4/12/11	4,811,796	5,044,890	(233,094)
SELL	EUR	JPMorgan Chase Bank N.A.	2,441,431	4/12/11	3,257,236	3,459,481	(202,245)
SELL	EUR	UBS AG	4,241,332	4/12/11 - 5/09/11	5,856,699	6,008,493	(151,794)
BUY	GBP	Barclays Bank PLC	1,474,239	4/12/11	2,390,870	2,364,765	(26,105)
BUY	GBP	Brown Brothers Harriman	494,000	4/12/11	799,604	792,405	(7,199)
BUY	GBP	Deutsche Bank AG	106,000	4/12/11	170,844	170,030	(814)
BUY	GBP	Goldman Sachs International	6,559,505	5/09/11	10,610,000	10,518,501	(91,499)
BUY	GBP	JPMorgan Chase Bank N.A.	9,153,677	4/12/11 - 5/09/11	14,702,408	14,678,553	(23,855)
SELL	GBP	Barclays Bank PLC	94,426	4/12/11	149,149	151,464	(2,315)
SELL	GBP	Credit Suisse Group	824,487	4/12/11	1,282,745	1,322,525	(39,780)
SELL	GBP	Deutsche Bank AG	5,426	4/12/11	8,397	8,703	(306)
SELL	GBP	Goldman Sachs International	65,000	4/12/11	103,771	104,264	(493)
SELL	ILS	JPMorgan Chase Bank N.A.	6,533,000	6/13/11	1,831,768	1,872,167	(40,399)
BUY	JPY	Barclays Bank PLC	493,711,000	4/12/11	6,025,227	5,935,703	(89,524)
BUY	JPY	Brown Brothers Harriman	153,617,000	4/12/11	1,893,906	1,846,880	(47,026)
BUY	JPY	Citibank N.A.	244,566,000	4/12/11	2,980,270	2,940,325	(39,945)
BUY	JPY	Credit Suisse Group	1,443,104,190	4/12/11	17,360,861	17,349,903	(10,958)
BUY	JPY	Deutsche Bank AG	623,737,000	4/12/11	7,619,217	7,498,957	(120,260)
BUY	JPY	HSBC Bank	105,000,000	4/12/11	1,283,619	1,262,376	(21,243)
BUY	JPY	JPMorgan Chase Bank N.A.	327,893,130	4/12/11 - 5/09/11	4,009,190	3,942,642	(66,548)
BUY	JPY	UBS AG	77,688,000	4/12/11	947,385	934,014	(13,371)
BUY	KRW	HSBC Bank	217,127,000	4/25/11	197,838	197,691	(147)
SELL	KRW	HSBC Bank	214,230,000	4/25/11	193,000	195,053	(2,053)
SELL	KRW	JPMorgan Chase Bank N.A.	3,303,593,400	4/25/11	2,936,432	3,007,874	(71,442)
SELL	MXN	Citibank N.A.	11,042,000	4/11/11	910,994	927,722	(16,728)
BUY	MYR	JPMorgan Chase Bank N.A.	353,000	4/25/11	116,540	116,388	(152)
BUY	NZD	Credit Suisse Group	1,518,066	5/09/11	1,176,000	1,155,684	(20,316)
BUY	NZD	JPMorgan Chase Bank N.A.	16,662,248	5/09/11	12,710,379	12,684,751	(25,628)
SELL	NZD	Barclays Bank PLC	70,000	4/12/11	52,918	53,383	(465)
SELL	NZD	JPMorgan Chase Bank N.A.	32,108,938	5/09/11	24,154,000	24,444,114	(290,114)
BUY	PHP	Barclays Bank PLC	64,659,000	5/03/11 - 5/11/11	1,491,512	1,487,551	(3,961)
BUY	PHP	JPMorgan Chase Bank N.A.	4,341,000	5/03/11	99,931	99,873	(58)
SELL	SEK	Credit Suisse Group	10,380,334	4/12/11	1,561,657	1,643,932	(82,275)
SELL	SEK	HSBC Bank	11,540,000	4/12/11	1,778,622	1,827,589	(48,967)
SELL	SEK	UBS AG	2,289,518	4/12/11	358,861	362,591	(3,730)
BUY	SGD	JPMorgan Chase Bank N.A.	248,000	4/12/11	196,788	196,750	(38)
BUY	TWD	Barclays Bank PLC	43,833,650	4/25/11	1,492,464	1,491,250	(1,214)
SELL	TWD	Barclays Bank PLC	2,521,000	4/25/11	85,429	85,766	(337)
SELL	ZAR	Barclays Bank PLC	9,093,693	6/14/11	1,298,858	1,330,492	(31,634)
SELL	ZAR	Deutsche Bank AG	9,093,693	6/14/11	1,299,359	1,330,492	(31,133)

							$(7,495,442)

11

MFS VIT II – Global Tactical Allocation Fund

Supplemental Information (Unaudited) 3/31/11 - continued

Futures Contracts Outstanding at 3/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX Index (Long)	EUR	151	$15,583,270	April-2011	$494,786
CAC 40 Index (Long)	EUR	318	17,986,216	April-2011	485,003
DAX Index (Long)	EUR	164	41,129,749	June-2011	1,427,783
FTSE 100 Index (Long)	GBP	85	8,023,923	June-2011	156,124
FTSE MIB Index Long)	EUR	66	9,986,282	June-2011	63,970
IBEX 35 Index (Long)	EUR	67	10,034,565	April-2011	43,731
Nikkei 225 Index (Short)	JPY	137	16,075,018	June-2011	660,667
S+P 500 E-Mini Index (Long)	USD	639	42,205,950	June-2011	452,911

					$3,784,975
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	621	$73,918,406	June-2011	$131,411
UK Long Gilt Bond (Short)	GBP	149	28,006,638	June-2011	68,720

					$200,131

					$3,985,106

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	284	$35,727,991	June-2011	$(1,760,627)
FTSE JSE Top 40 Index (Short)	ZAR	106	4,583,149	June-2011	(13,433)
Hang Seng China ENT Index (Short)	HKD	81	6,917,523	April-2011	(87,915)
Hang Seng Index (Short)	HKD	10	1,511,528	April-2011	(4,956)
Mexico Bolsa Index (Short)	MXN	74	2,331,466	June-2011	(32,643)
MSCI Taiwan Index (Short)	USD	186	5,712,060	April-2011	(25,854)
OMX 30 Index (Short)	SEK	825	14,655,353	April-2011	(223,368)
S+P TSE 60 Index (Short)	CAD	85	14,155,854	June-2011	(303,959)
SGX CNX NIFTY Index (Short)	USD	1244	14,602,072	April-2011	(70,593)
SGX MSCI Singapore Index (Short)	SGD	88	5,122,919	April-2011	(28,205)
TURKDEX ISE 30 Index (Short)	TRY	569	2,862,412	April-2011	(7,635)

					$(2,559,188)
Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	41	$4,402,274	June-2011	$(170)
Govt Of Canada Bond 10 yr (Short)	CAD	222	27,478,081	June-2011	(31,220)
German Bund (Long)	EUR	139	23,891,034	June-2011	(8,274)
Japan Govt Bond 10 yr (Short)	JPY	37	62,074,417	June-2011	(337,888)

					$(377,552)

					$(2,936,740)

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

12

MFS VIT II – Global Tactical Allocation Fund

Supplemental Information (Unaudited) 3/31/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Insititutional Money Market Portfolio	51,691,815	83,484,439	(84,990,713)	50,185,541

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Insititutional Money Market Portfolio	$—	$—	$23,142	$50,185,541

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United States	66.6%
Germany	15.7%
Netherlands	6.0%
Australia	(5.7)%
France	5.5%
Italy	5.4%
United Kingdom	5.3%
Canada	(3.3)%
Switzerland	3.0%
Other Countries	1.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

13

MFS® INVESTMENT MANAGEMENT

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 94.1%
Agency - Other - 4.7%
Financing Corp., 9.4%, 2018	$5,474,996	$7,567,835
Financing Corp., 9.8%, 2018	7,760,000	10,947,102
Financing Corp., 10.35%, 2018	3,415,000	4,986,993
Financing Corp., STRIPS, 0%, 2017	8,940,000	7,192,454

		$30,694,384

Asset-Backed & Securitized - 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,709,000	$1,796,297
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046	3,445,785	3,632,991
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	2,026,008	2,169,886
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.986%, 2051	1,981,480	2,102,092

		$9,701,266

Local Authorities - 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$2,045,000	$1,985,368
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	312,970
University of California Rev. (Build America Bonds), 5.77%, 2043	1,220,000	1,172,627

		$3,470,965

Mortgage-Backed - 46.3%
Fannie Mae, 5.503%, 2011	$649,000	$661,175
Fannie Mae, 6.088%, 2011	1,020,000	1,024,523
Fannie Mae, 4.73%, 2012	858,184	893,088
Fannie Mae, 4.79%, 2012 - 2015	1,338,380	1,417,852
Fannie Mae, 6.005%, 2012	261,661	265,730
Fannie Mae, 4.325%, 2013	349,829	364,731
Fannie Mae, 4.517%, 2013	775,407	813,750
Fannie Mae, 4.542%, 2013	1,382,587	1,446,370
Fannie Mae, 4.845%, 2013	1,644,258	1,732,912
Fannie Mae, 5.06%, 2013	836,162	864,350
Fannie Mae, 5.159%, 2013	2,177,038	2,316,950
Fannie Mae, 5.37%, 2013	1,501,718	1,568,574
Fannie Mae, 4.562%, 2014	979,929	1,037,845
Fannie Mae, 4.6%, 2014	799,145	844,982
Fannie Mae, 4.609%, 2014	3,121,332	3,332,137
Fannie Mae, 4.77%, 2014	684,739	729,499
Fannie Mae, 4.82%, 2014	703,047	755,281
Fannie Mae, 4.841%, 2014	4,634,463	4,930,877
Fannie Mae, 4.872%, 2014	2,900,955	3,058,663
Fannie Mae, 4.88%, 2014 - 2020	842,573	889,946
Fannie Mae, 5.1%, 2014 - 2019	1,061,291	1,138,694
Fannie Mae, 4.56%, 2015	1,035,056	1,100,000
Fannie Mae, 4.62%, 2015	1,445,813	1,538,246
Fannie Mae, 4.665%, 2015	699,784	745,951
Fannie Mae, 4.69%, 2015	570,897	608,802
Fannie Mae, 4.7%, 2015	1,036,402	1,105,861

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Fannie Mae, 4.74%, 2015	657,077	$702,105
Fannie Mae, 4.78%, 2015	910,641	974,573
Fannie Mae, 4.81%, 2015	914,761	979,896
Fannie Mae, 4.815%, 2015	815,524	873,359
Fannie Mae, 4.85%, 2015	573,053	613,851
Fannie Mae, 4.856%, 2015	310,760	331,715
Fannie Mae, 4.87%, 2015	603,258	647,321
Fannie Mae, 4.89%, 2015	681,716	731,416
Fannie Mae, 4.921%, 2015	2,299,083	2,473,543
Fannie Mae, 4.997%, 2015	159,597	172,276
Fannie Mae, 5.465%, 2015	3,040,526	3,290,052
Fannie Mae, 4.5%, 2016 - 2041	22,000,898	22,917,713
Fannie Mae, 5.157%, 2016	1,447,853	1,574,491
Fannie Mae, 5.424%, 2016	1,862,464	2,024,148
Fannie Mae, 5.725%, 2016	1,577,105	1,714,161
Fannie Mae, 6.5%, 2016 - 2037	4,999,253	5,631,531
Fannie Mae, 4.989%, 2017	3,418,140	3,699,973
Fannie Mae, 5.5%, 2017 - 2038	43,872,797	47,198,923
Fannie Mae, 6%, 2017 - 2037	9,934,451	10,842,565
Fannie Mae, 3.8%, 2018	658,058	669,885
Fannie Mae, 5.16%, 2018	1,414,290	1,527,427
Fannie Mae, 5.68%, 2018	472,021	504,654
Fannie Mae, 4.67%, 2019	525,000	548,431
Fannie Mae, 4.83%, 2019	392,964	413,407
Fannie Mae, 4.874%, 2019	2,375,075	2,558,177
Fannie Mae, 5%, 2019 - 2041	31,063,226	32,739,100
Fannie Mae, 5.05%, 2019	328,896	349,331
Fannie Mae, 5.6%, 2019	598,895	637,083
Fannie Mae, 3.87%, 2020	707,771	698,394
Fannie Mae, 4.14%, 2020	435,072	437,565
Fannie Mae, 7.5%, 2022 - 2031	638,588	740,427
Fannie Mae, 4.5%, 2025	1,174,734	1,234,356
Freddie Mac, 4.375%, 2015	448,591	454,448
Freddie Mac, 5%, 2016 - 2040	14,321,742	15,068,271
Freddie Mac, 3.882%, 2017	1,992,000	2,027,650
Freddie Mac, 4.186%, 2019	814,000	815,461
Freddie Mac, 5.085%, 2019	2,879,000	3,003,248
Freddie Mac, 3.32%, 2020	997,195	1,001,934
Freddie Mac, 4.224%, 2020	1,758,821	1,761,935
Freddie Mac, 4.251%, 2020	1,330,000	1,345,737
Freddie Mac, 6%, 2021 - 2038	20,913,711	22,950,539
Freddie Mac, 5.5%, 2022 - 2036	25,896,604	27,833,288
Freddie Mac, 4%, 2025	5,410,222	5,569,992
Freddie Mac, 4.5%, 2025 - 2028	2,682,160	2,787,545
Freddie Mac, 6.5%, 2032 - 2037	3,234,869	3,650,430
Ginnie Mae, 4%, 2032	130,084	132,214
Ginnie Mae, 5.5%, 2033 - 2038	9,674,640	10,521,974
Ginnie Mae, 4.5%, 2039 - 2040	7,935,759	8,217,605
Ginnie Mae, 5.612%, 2058	4,761,707	5,065,941
Ginnie Mae, 6.357%, 2058	2,804,184	3,020,303

		$300,867,153

U.S. Government Agencies and Equivalents - 4.3%
Aid-Egypt, 4.45%, 2015	$2,827,000	$3,077,359
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,451,817
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	473,000	460,707
Small Business Administration, 6.35%, 2021	1,069,677	1,157,612
Small Business Administration, 6.34%, 2021	997,470	1,079,960
Small Business Administration, 6.44%, 2021	1,285,973	1,395,305

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.625%, 2021	$1,406,311	$1,531,228
Small Business Administration, 6.07%, 2022	1,181,081	1,276,256
Small Business Administration, 4.98%, 2023	1,116,114	1,174,426
Small Business Administration, 4.77%, 2024	1,918,326	2,024,904
Small Business Administration, 5.52%, 2024	1,477,431	1,575,595
Small Business Administration, 5.11%, 2025	1,452,121	1,537,840
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,112,044
U.S. Department of Housing & Urban Development, 6.59%, 2016	307,000	312,954

		$28,168,007

U.S. Treasury Obligations - 36.8%
U.S. Treasury Bonds, 7.875%, 2021	$114,000	$157,035
U.S. Treasury Bonds, 6.25%, 2023	2,875,000	3,570,391
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,286,033
U.S. Treasury Bonds, 6.75%, 2026	1,829,000	2,390,560
U.S. Treasury Bonds, 6.375%, 2027	2,221,000	2,811,648

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 5.25%, 2029	$28,234,000	$31,798,543
U.S. Treasury Bonds, 4.5%, 2036	1,102,000	1,112,676
U.S. Treasury Bonds, 5%, 2037	488,000	530,242
U.S. Treasury Bonds, 4.375%, 2038	7,074,000	6,957,944
U.S. Treasury Bonds, 4.5%, 2039	13,971,400	13,967,041
U.S. Treasury Notes, 0.75%, 2011	28,000,000	28,097,356
U.S. Treasury Notes, 3.125%, 2013	28,438,000	29,913,221
U.S. Treasury Notes, 1.875%, 2014	10,810,000	10,996,645
U.S. Treasury Notes, 4%, 2015	6,108,000	6,633,862
U.S. Treasury Notes, 2.125%, 2015 (f)	38,117,000	38,534,000
U.S. Treasury Notes, 3.75%, 2018	31,038,000	32,609,299
U.S. Treasury Notes, 3.125%, 2019	1,456,000	1,455,886
U.S. Treasury Notes, 3.5%, 2020	7,435,000	7,535,521
U.S. Treasury Notes, TIPS, 1.25%, 2020	16,274,947	16,807,691

		$239,165,594

Total Bonds		$612,067,369

MONEY MARKET FUNDS (v) - 6.9%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	44,896,349	$44,896,349

Total Investments		$656,963,718

OTHER ASSETS, LESS LIABILITIES - (1.0)%		(6,622,864)

NET ASSETS - 100.0%		$650,340,854

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,912,524, representing 0.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures.The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$298,027,985	$—	$298,027,985
Corporate Bonds	—	3,470,965	—	3,470,965
Residential Mortgage-Backed Securities	—	300,867,153	—	300,867,153
Commercial Mortgage-Backed Securities	—	9,701,266	—	9,701,266
Mutual Funds	44,896,349	—	—	44,896,349

Total Investments	$44,896,349	$612,067,369	$—	$656,963,718

Other Financial Instruments
Futures	$(10,073)	$—	$—	$(10,073)
For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$641,633,181

Gross unrealized appreciation	$20,236,377
Gross unrealized depreciation	(4,905,840)

Net unrealized appreciation (depreciation)	$15,330,537

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 3/31/11

Futures Contracts Outstanding at 3/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	41	$4,880,281	June -2011	$(10,073)

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	36,330,825	66,736,206	(58,170,682)	44,896,349

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,966	$44,896,349

4

MFS® INVESTMENT MANAGEMENT

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 93.7%
Aerospace - 1.4%
BE Aerospace, Inc., 8.5%, 2018	$620,000	$686,610
Bombardier, Inc., 7.5%, 2018 (n)	935,000	1,009,800
Bombardier, Inc., 7.45%, 2034 (n)	160,000	153,600
CPI International Acquisition, Inc., 8%, 2018 (z)	190,000	190,950
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	641,000	543,248
Huntington Ingalls Industries, Inc., 7.125%, 2021 (z)	560,000	583,800

		$3,168,008

Airlines - 0.0%
Continental Airlines, Inc., 6.748%, 2018	$81,051	$81,658

Apparel Manufacturers - 0.6%
Hanesbrands, Inc., 8%, 2016	$605,000	$655,669
Phillips-Van Heusen Corp., 7.375%, 2020	655,000	692,663

		$1,348,332

Asset-Backed & Securitized - 2.3%
Airlie LCDO Ltd., CDO, FRN, 2.209%, 2011 (a)(p)(z)	$721,220	$331,761
Anthracite Ltd., CDO, 6%, 2037 (z)	1,300,000	975,000
Arbor Realty Mortgage Securities,
CDO, FRN, 2.603%, 2038 (z)	568,228	73,870
Babson Ltd., CLO, “D”, FRN, 1.803%, 2018 (n)	670,000	522,600
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049	952,699	590,830
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)	1,091,771	21,835
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.603%, 2050 (z)	510,413	10,208
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	855,000	755,288
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	460,999	443,711
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.058%, 2051	690,000	528,825
Merrill Lynch Mortgage Trust, “B”, FRN, 5.828%, 2050	690,000	425,808
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	557,306	235,438
Wachovia Credit, CDO, FRN, 1.658%, 2026 (z)	376,000	263,200

		$5,178,374

Automotive - 3.1%
Accuride Corp., 9.5%, 2018	$610,000	$678,625
Allison Transmission, Inc., 11%, 2015 (n)	895,000	971,075
Ford Motor Credit Co. LLC, 8%, 2014	435,000	483,798
Ford Motor Credit Co. LLC, 12%, 2015	2,826,000	3,556,948
General Motors Corp., 7.125%, 2013 (d)	1,068,000	299,040

Issuer	Shares/Par	Value ($)
BONDS - continued
Automotive - continued
Goodyear Tire & Rubber Co., 10.5%, 2016	$585,000	$655,200
UCI International, Inc., 8.625%, 2019 (z)	160,000	168,000

		$6,812,686

Basic Industry - 0.3%
Trimas Corp., 9.75%, 2017	$645,000	$710,306

Broadcasting - 5.2%
Allbritton Communications Co., 8%, 2018	$545,000	$574,975
Citadel Broadcasting Corp., 7.75%, 2018 (z)	110,000	119,213
Entravision Communications Corp., 8.75%, 2017	185,000	197,025
Gray Television, Inc., 10.5%, 2015	175,000	186,156
Inmarsat Finance PLC, 7.375%, 2017 (n)	860,000	907,300
Intelsat Bermuda Ltd., 11.25%, 2017	570,000	622,725
Intelsat Jackson Holdings Ltd., 9.5%, 2016	1,940,000	2,046,700
Intelsat Jackson Holdings Ltd., 11.25%, 2016	245,000	261,231
Lamar Media Corp., 6.625%, 2015	420,000	429,450
Lamar Media Corp., “C”, 6.625%, 2015	220,000	224,400
LBI Media, Inc., 8.5%, 2017 (z)	640,000	529,600
Local TV Finance LLC, 9.25%, 2015 (p)(z)	944,657	918,679
Newport Television LLC, 13%, 2017 (n)(p)	274,603	274,222
Nexstar Broadcasting, Inc., 7%, 2014 (p)	1,298,998	1,263,276
Nexstar Broadcasting, Inc., 7%, 2014	426,000	415,883
Salem Communications Corp., 9.625%, 2016	113,000	122,040
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	400,000	446,000
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	115,000	121,613
SIRIUS XM Radio, Inc., 13%, 2013 (z)	390,000	463,125
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	415,000	466,875
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	435,000	458,925
Univision Communications, Inc., 12%, 2014 (n)	172,000	185,760
Univision Communications, Inc., 7.875%, 2020 (n)	285,000	301,388
Young Broadcasting, Inc., 8.75%, 2014 (d)	525,000	0

		$11,536,561

Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 7.875%, 2015	$265,000	$268,313
E*TRADE Financial Corp., 12.5%, 2017	565,000	673,763

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Brokerage & Asset Managers - continued
Janus Capital Group, Inc., 6.7%, 2017	$825,000	$889,187

		$1,831,263

Building - 1.8%
Building Materials Holding Corp., 6.875%, 2018 (n)	$480,000	$490,800
Building Materials Holding Corp., 7%, 2020 (n)	290,000	300,875
CEMEX S.A., 9.25%, 2020	1,310,000	1,357,488
Nortek, Inc., 11%, 2013	575,933	609,049
Nortek, Inc., 10%, 2018 (n)	190,000	204,725
Owens Corning, 9%, 2019	780,000	921,852

		$3,884,789

Business Services - 1.6%
Interactive Data Corp., 10.25%, 2018 (n)	$585,000	$656,663
Iron Mountain, Inc., 6.625%, 2016	870,000	874,350
Iron Mountain, Inc., 8.375%, 2021	415,000	449,238
SunGard Data Systems, Inc., 10.25%, 2015	832,000	873,600
SunGard Data Systems, Inc., 7.375%, 2018 (n)	275,000	281,188
SunGard Data Systems, Inc., 7.625%, 2020 (n)	335,000	344,213

		$3,479,252

Cable TV - 4.1%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$165,000	$174,075
Cablevision Systems Corp., 8.625%, 2017	465,000	517,313
CCH II LLC, 13.5%, 2016	665,000	796,338
CCO Holdings LLC, 7.875%, 2018	1,030,000	1,094,375
CCO Holdings LLC, 8.125%, 2020	355,000	386,063
Cequel Communications Holdings, 8.625%, 2017 (z)	220,000	229,350
Charter Communications Operating LLC, 10.875%, 2014 (n)	405,000	453,600
CSC Holdings LLC, 8.5%, 2014	845,000	947,456
CSC Holdings LLC, 8.5%, 2015	315,000	344,138
Insight Communications Co., Inc., 9.375%, 2018 (n)	560,000	621,600
Mediacom LLC, 9.125%, 2019	655,000	700,850
UPCB Finance III Ltd., 6.625%, 2020 (z)	568,000	556,640
Videotron LTEE, 6.875%, 2014	510,000	517,013
Virgin Media Finance PLC, 9.125%, 2016	1,275,000	1,351,500
Virgin Media Finance PLC, 9.5%, 2016	225,000	255,938

		$8,946,249

Chemicals - 4.2%
Ashland, Inc., 9.125%, 2017	$765,000	$877,838
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	415,000	427,450
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	1,130,000	1,194,975

Issuer	Shares/Par	Value ($)
BONDS - continued
Chemicals - continued
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	$170,000	$176,269
Huntsman International LLC, 8.625%, 2021 (n)	600,000	654,000
Lyondell Chemical Co., 11%, 2018	2,248,711	2,524,178
Momentive Performance Materials, Inc., 12.5%, 2014	946,000	1,050,060
Momentive Performance Materials, Inc., 11.5%, 2016	1,161,000	1,245,173
Polypore International, Inc., 7.5%, 2017 (z)	375,000	393,750
Solutia, Inc., 7.875%, 2020	685,000	743,225

		$9,286,918

Computer Software - 0.2%
Syniverse Holdings, Inc., 9.125%, 2019 (z)	$430,000	$455,800

Computer Software - Systems - 0.5%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$915,000	$1,007,644

Conglomerates - 0.9%
Amsted Industries, Inc., 8.125%, 2018 (n)	$640,000	$682,400
Griffon Corp., 7.125%, 2018 (z)	335,000	340,863
Pinafore LLC, 9%, 2018 (n)	795,000	862,575

		$1,885,838

Consumer Products - 1.3%
ACCO Brands Corp., 10.625%, 2015	$100,000	$112,750
ACCO Brands Corp., 7.625%, 2015	360,000	367,200
Easton-Bell Sports, Inc., 9.75%, 2016	170,000	191,250
Elizabeth Arden, Inc., 7.375%, 2021	400,000	417,500
Jarden Corp., 7.5%, 2017	620,000	661,850
Libbey Glass, Inc., 10%, 2015	490,000	534,100
Visant Corp., 10%, 2017	570,000	615,600

		$2,900,250

Consumer Services - 1.7%
KAR Holdings, Inc., 10%, 2015	$313,000	$329,824
Realogy Corp., 10.5%, 2014	295,000	299,425
Service Corp. International, 6.75%, 2015	375,000	399,375
Service Corp. International, 7%, 2017	1,510,000	1,615,700
Ticketmaster Entertainment, Inc., 10.75%, 2016	910,000	994,175

		$3,638,499

Containers - 1.8%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$865,000	$894,194
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	115,000	123,338
Greif, Inc., 6.75%, 2017	855,000	902,025

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Containers - continued
Owens-Illinois, Inc., 7.375%, 2016	$400,000	$438,500
Packaging Dynamics Corp., 8.75%, 2016 (z)	230,000	235,175
Reynolds Group, 7.75%, 2016 (n)	325,000	343,688
Reynolds Group, 7.125%, 2019 (n)	335,000	343,375
Reynolds Group, 9%, 2019 (z)	400,000	414,000
Reynolds Group, 8.25%, 2021 (z)	270,000	267,300

		$3,961,595

Defense Electronics - 0.4%
ManTech International Corp., 7.25%, 2018	$560,000	$588,000
MOOG, Inc., 7.25%, 2018	315,000	334,688

		$922,688

Electronics - 0.8%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$325,000	$364,000
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	440,000	481,800
Jabil Circuit, Inc., 7.75%, 2016	700,000	794,500
NXP B.V., 9.75%, 2018 (n)	105,000	117,600

		$1,757,900

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.467%, 2012	$240,750	$233,345

Energy - Independent - 6.8%
Bill Barrett Corp., 9.875%, 2016	$500,000	$562,500
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	495,000	524,700
Chaparral Energy, Inc., 8.875%, 2017	500,000	525,000
Chesapeake Energy Corp., 6.875%, 2020	465,000	502,200
Concho Resources, Inc., 8.625%, 2017	145,000	160,225
Denbury Resources, Inc., 8.25%, 2020	595,000	664,913
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	580,000	620,600
Harvest Operations Corp., 6.875%, 2017 (n)	625,000	648,438
Hilcorp Energy I LP, 9%, 2016 (n)	1,020,000	1,068,450
Linn Energy LLC, 8.625%, 2020 (n)	185,000	205,350
Linn Energy LLC, 7.75%, 2021 (n)	472,000	503,860
MEG Energy Corp., 6.5%, 2021 (z)	135,000	137,194
Newfield Exploration Co., 6.625%, 2014	725,000	741,313
Newfield Exploration Co., 6.625%, 2016	315,000	325,631
OPTI Canada, Inc., 9.75%, 2013 (n)	490,000	491,225
OPTI Canada, Inc., 8.25%, 2014	1,080,000	576,450
Penn Virginia Corp., 10.375%, 2016	595,000	672,350
Pioneer Natural Resources Co., 6.875%, 2018	740,000	803,240

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
Pioneer Natural Resources Co., 7.5%, 2020	$760,000	$855,933
Plains Exploration & Production Co., 7%, 2017	1,115,000	1,151,238
QEP Resources, Inc., 6.875%, 2021	645,000	677,250
Quicksilver Resources, Inc., 8.25%, 2015	625,000	654,688
Quicksilver Resources, Inc., 9.125%, 2019	545,000	593,369
Range Resources Corp., 8%, 2019	315,000	347,288
SandRidge Energy, Inc., 8%, 2018 (n)	1,025,000	1,073,688

		$15,087,093

Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019	$740,000	$802,900
AMC Entertainment, Inc., 9.75%, 2020 (z)	330,000	353,100
Cinemark USA, Inc., 8.625%, 2019	535,000	584,488
NAI Entertainment Holdings LLC,
8.25%, 2017 (z)	280,000	299,600

		$2,040,088

Financial Institutions - 5.7%
CIT Group, Inc., 5.25%, 2014 (z)	$850,000	$857,438
CIT Group, Inc., 7%, 2014	820,000	835,375
CIT Group, Inc., 7%, 2016	1,575,000	1,576,969
CIT Group, Inc., 7%, 2017	2,610,000	2,613,263
CIT Group, Inc., 6.625%, 2018 (z)	714,000	724,710
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	614,000	630,885
GMAC, Inc., 8%, 2031	400,000	436,000
International Lease Finance Corp., 9%, 2017 (n)	865,000	973,125
International Lease Finance Corp., 7.125%, 2018 (n)	837,000	899,357
International Lease Finance Corp., 8.25%, 2020	165,000	180,881
Nationstar Mortgage LLC, 10.875%, 2015 (z)	410,000	422,300
SLM Corp., 8.45%, 2018	285,000	319,200
SLM Corp., 8%, 2020	1,145,000	1,248,050
Springleaf Finance Corp., 6.9%, 2017	1,010,000	922,888

		$12,640,441

Food & Beverages - 1.4%
ARAMARK Corp., 8.5%, 2015	$535,000	$557,738
B&G Foods, Inc., 7.625%, 2018	460,000	495,650
Constellation Brands, Inc., 7.25%, 2016	335,000	362,219
Pinnacle Foods Finance LLC, 9.25%, 2015	865,000	902,844
Pinnacle Foods Finance LLC, 10.625%, 2017	230,000	246,675
TreeHouse Foods, Inc., 7.75%, 2018	495,000	533,363

		$3,098,489

3

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Forest & Paper Products - 1.9%
Boise, Inc., 8%, 2020		$465,000	$502,200
Cascades, Inc., 7.75%, 2017		455,000	480,594
Georgia-Pacific Corp., 7.125%, 2017 (n)		635,000	673,894
Georgia-Pacific Corp., 8%, 2024		295,000	337,038
Georgia-Pacific Corp., 7.25%, 2028		210,000	219,450
Graphic Packaging Holding Co., 7.875%, 2018		405,000	433,856
JSG Funding PLC, 7.75%, 2015		190,000	194,275
Millar Western Forest Products Ltd., 7.75%, 2013		705,000	714,694
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	465,000	690,300

			$4,246,301

Gaming & Lodging - 4.9%
American Casinos, Inc., 7.5%, 2021 (z)		$515,000	$510,494
Firekeepers Development Authority, 13.875%, 2015 (n)		530,000	628,050
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		1,270,000	6,350
Gaylord Entertainment Co., 6.75%, 2014		725,000	736,781
GWR Operating Partnership LLP, 10.875%, 2017		285,000	308,869
Harrah’s Operating Co., Inc., 11.25%, 2017		1,330,000	1,511,213
Harrah’s Operating Co., Inc., 10%, 2018		353,000	322,113
Harrah’s Operating Co., Inc., 10%, 2018		667,000	608,638
Host Hotels & Resorts, Inc., 6.75%, 2016		950,000	979,688
Host Hotels & Resorts, Inc., 9%, 2017		720,000	811,800
MGM Mirage, 10.375%, 2014		150,000	171,750
MGM Mirage, 11.125%, 2017		370,000	423,650
MGM Resorts International, 11.375%, 2018		385,000	427,350
MGM Resorts International, 9%, 2020		625,000	685,156
Penn National Gaming, Inc., 8.75%, 2019		745,000	822,294
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		385,000	418,206
Station Casinos, Inc., 6.5%, 2014 (d)		2,020,000	202
Station Casinos, Inc., 6.875%, 2016 (d)		2,495,000	250
Station Casinos, Inc., 7.75%, 2016 (d)		452,000	45
Wyndham Worldwide Corp., 6%, 2016		225,000	238,419
Wyndham Worldwide Corp., 7.375%, 2020		595,000	656,374
Wynn Las Vegas LLC, 7.75%, 2020		465,000	492,900

			$10,760,592

Issuer	Shares/Par		Value ($)
BONDS - continued
Industrial - 1.1%
Altra Holdings, Inc., 8.125%, 2016 $ 480,000			$514,800
Diversey, Inc., 8.25%, 2019		475,000	509,438
Hillman Group, Inc., 10.875%, 2018 (z)		345,000	382,950
Hyva Global B.V., 8.625%, 2016 (z)		267,000	274,120
Mueller Water Products, Inc., 7.375%, 2017		440,000	430,100
Mueller Water Products, Inc., 8.75%, 2020		328,000	364,900

			$2,476,308

Insurance - 1.5%
American International Group,
Inc., 8.175% to 2038, FRN to 2068		$590,000	$634,988
ING Capital Funding Trust III, FRN, 3.902%, 2049		555,000	538,116
ING Groep N.V., 5.775% to 2015, FRN to 2049		1,225,000	1,133,125
MetLife, Inc., 9.25% to 2038, FRN to 2038 (n)		800,000	966,000

			$3,272,229

Insurance - Property & Casualty - 1.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$995,000	$1,293,500
USI Holdings Corp., 9.75%, 2015 (z)		480,000	492,000
XL Group PLC, 6.5% to 2017, FRN to 2049		865,000	793,638

			$2,579,138

International Market Sovereign - 0.1%
Republic of Ireland, 5.4%, 2025	EUR	220,000	$207,639

Machinery & Tools - 1.1%
Case Corp., 7.25%, 2016		$330,000	$360,525
Case New Holland, Inc., 7.875%, 2017 (n)		1,285,000	1,427,956
Rental Service Corp., 9.5%, 2014		333,000	348,818
RSC Equipment Rental, Inc., 8.25%, 2021 (z)		280,000	291,200

			$2,428,499

Major Banks - 2.1%
Bank of America Corp., 8% to 2018, FRN to 2049		$1,755,000	$1,887,274
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		930,000	1,017,522
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		1,545,000	1,444,575
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		320,000	286,000

			$4,635,371

Medical & Health Technology & Services - 6.2%
Biomet, Inc., 10%, 2017		$530,000	$581,013
Biomet, Inc., 10.375%, 2017 (p)		295,000	324,131
Biomet, Inc., 11.625%, 2017		575,000	641,125

4

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MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
Community Health Systems, Inc., 8.875%, 2015	$1,160,000	$1,223,800
Davita, Inc., 6.375%, 2018	580,000	585,800
Davita, Inc., 6.625%, 2020	285,000	288,563
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	595,000	682,019
HCA, Inc., 9.25%, 2016	2,440,000	2,626,050
HCA, Inc., 8.5%, 2019	625,000	693,750
HealthSouth Corp., 8.125%, 2020	1,055,000	1,142,038
Tenet Healthcare Corp., 9.25%, 2015	1,065,000	1,172,831
United Surgical Partners International, Inc., 8.875%, 2017	215,000	225,481
United Surgical Partners International, Inc., 9.25%, 2017 (p)	335,000	354,263
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,195,000	1,247,281
Universal Hospital Services, Inc., FRN, 3.834%, 2015	290,000	281,300
Vanguard Health Systems, Inc., 8%, 2018	715,000	731,981
VWR Funding, Inc., 10.25%, 2015 (p)	799,531	845,504

		$13,646,930

Metals & Mining - 1.7%
Arch Coal, Inc., 7.25%, 2020	$295,000	$316,388
Arch Western Finance LLC, 6.75%, 2013	313,000	316,130
Cloud Peak Energy, Inc., 8.25%, 2017	675,000	735,750
Cloud Peak Energy, Inc., 8.5%, 2019	865,000	957,988
Consol Energy, Inc., 8%, 2017	470,000	514,650
Consol Energy, Inc., 8.25%, 2020	315,000	349,256
Novelis, Inc., 8.375%, 2017 (n)	340,000	368,050
Novelis, Inc., 8.75%, 2020 (n)	165,000	181,500

		$3,739,712

Natural Gas - Distribution - 0.6%
AmeriGas Partners LP, 7.125%, 2016	$865,000	$897,438
Ferrellgas Partners LP, 8.625%, 2020	429,000	465,465

		$1,362,903

Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$185,000	$192,516
Atlas Pipeline Partners LP, 8.75%, 2018	470,000	505,250
Crosstex Energy, Inc., 8.875%, 2018	710,000	773,900
El Paso Corp., 7%, 2017	1,020,000	1,141,585
El Paso Corp., 7.75%, 2032	350,000	392,204
Energy Transfer Equity LP, 7.5%, 2020	1,005,000	1,092,938
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	392,000	423,360

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	$243,000	$252,113

		$4,773,866

Network & Telecom - 1.7%
Cincinnati Bell, Inc., 8.25%, 2017	$195,000	$196,463
Cincinnati Bell, Inc., 8.75%, 2018	500,000	471,875
Citizens Communications Co., 9%, 2031	280,000	286,300
Frontier Communications Corp., 8.25%, 2017	175,000	189,000
Frontier Communications Corp., 8.5%, 2020	275,000	298,031
Qwest Communications International, Inc., 8%, 2015	335,000	369,756
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,050,000	1,132,688
Windstream Corp., 8.125%, 2018	130,000	138,775
Windstream Corp., 7.75%, 2020	335,000	344,213
Windstream Corp., 7.75%, 2021 (z)	270,000	274,388

		$3,701,489

Oil Services - 1.0%
Edgen Murray Corp., 12.25%, 2015	$385,000	$377,781
Expro Finance Luxembourg, 8.5%, 2016 (n)	655,000	648,450
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	355,000	359,438
Pioneer Drilling Co., 9.875%, 2018	800,000	860,000

		$2,245,669

Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$335,000	$339,188

Other Banks & Diversified Financials - 2.1%
Capital One Financial Corp., 10.25%, 2039	$825,000	$895,125
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	1,405,000	1,461,200
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	445,000	499,232
LBG Capital No.1 PLC, 7.875%, 2020 (n)	605,000	590,178
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,131,000	1,238,445

		$4,684,180

Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$75,000	$73,875

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)	$85,857	$88,003
McClatchy Co., 11.5%, 2017	345,000	388,125

5

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MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Printing & Publishing - continued
Nielsen Finance LLC, 11.5%, 2016	$221,000	$260,228
Nielsen Finance LLC, 7.75%, 2018 (n)	280,000	300,300

		$1,036,656

Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$860,000	$933,100

Real Estate - 0.7%
CB Richard Ellis Group, Inc., 11.625%, 2017	$395,000	$466,100
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	700,000	756,000
Kennedy Wilson, Inc., 8.75%, 2019 (z)	400,000	397,188

		$1,619,288

Restaurants - 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$217,000	$221,069

Retailers - 2.4%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (z)	$135,000	$130,950
Chinos Acquisition Corp., 8.125%, 2019 (z)	455,000	446,469
Express LLC/Express Finance Corp., 8.75%, 2018	405,000	439,425
Limited Brands, Inc., 6.9%, 2017	465,000	498,713
Limited Brands, Inc., 6.95%, 2033	280,000	260,400
Neiman Marcus Group, Inc., 10.375%, 2015	490,000	516,338
QVC, Inc., 7.375%, 2020 (n)	310,000	323,175
Sally Beauty Holdings, Inc., 10.5%, 2016	725,000	788,438
Toys “R” Us Property Co. II LLC, 8.5%, 2017	440,000	473,000
Toys “R” Us, Inc., 10.75%, 2017	865,000	981,775
Yankee Holdings Corp., 10.25%, 2016 (p)(z)	335,000	337,513

		$5,196,196

Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$450,000	$490,500
Michaels Stores, Inc., 7.75%, 2018 (n)	455,000	464,100

		$954,600

Telecommunications - Wireless - 5.1%
Clearwire Corp., 12%, 2015 (n)	$1,435,000	$1,549,800
Cricket Communications, Inc., 7.75%, 2016	580,000	616,250
Crown Castle International Corp., 9%, 2015	750,000	826,875
Crown Castle International Corp., 7.125%, 2019	525,000	549,938
Digicel Group Ltd., 12%, 2014 (n)	140,000	164,150
Digicel Group Ltd., 8.25%, 2017 (n)	760,000	805,600

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 10.5%, 2018 (n)	$150,000	$171,750
MetroPCS Wireless, Inc., 7.875%, 2018	535,000	572,450
Nextel Communications, Inc., 7.375%, 2015	585,000	587,194
NII Holdings Corp., 7.625%, 2021	195,000	199,388
NII Holdings, Inc., 10%, 2016	675,000	769,500
NII Holdings, Inc., 8.875%, 2019	350,000	385,000
SBA Communications Corp., 8%, 2016	255,000	277,631
SBA Communications Corp., 8.25%, 2019	430,000	475,150
Sprint Capital Corp., 6.875%, 2028	330,000	304,425
Sprint Nextel Corp., 8.375%, 2017	1,455,000	1,620,506
Sprint Nextel Corp., 8.75%, 2032	370,000	393,588
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	320,000	368,000
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	555,000	579,975

		$11,217,170

Telephone Services - 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$270,000	$278,438
Frontier Communications Corp., 8.125%, 2018	765,000	823,331

		$1,101,769

Transportation - Services - 2.1%
ACL I Corp., 10.625%, 2016 (p)(z)	$520,000	$522,185
Aguila American Resources Ltd., 7.875%, 2018 (z)	310,000	316,200
American Petroleum Tankers LLC, 10.25%, 2015 (n)	335,000	352,588
Commercial Barge Line Co., 12.5%, 2017	1,080,000	1,244,700
Hertz Corp., 8.875%, 2014	430,000	440,750
Hertz Corp., 7.5%, 2018 (n)	430,000	445,050
Hertz Corp., 7.375%, 2021 (n)	580,000	593,050
Navios Maritime Acquisition Corp., 8.625%, 2017	275,000	284,625
Swift Services Holdings, Inc., 10%, 2018 (z)	450,000	488,250

		$4,687,398

Utilities - Electric Power - 4.0%
AES Corp., 8%, 2017	$1,470,000	$1,580,250
Calpine Corp., 8%, 2016 (n)	770,000	839,300
Calpine Corp., 7.875%, 2020 (n)	700,000	743,750
Covanta Holding Corp., 7.25%, 2020	470,000	492,265
Dynegy Holdings, Inc., 7.5%, 2015	225,000	189,281
Dynegy Holdings, Inc., 7.75%, 2019	695,000	539,494
Edison Mission Energy, 7%, 2017	1,025,000	822,563
Energy Future Holdings Corp., 10%, 2020	805,000	853,038
Energy Future Holdings Corp., 10%, 2020	1,590,000	1,684,883

6

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MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Genon Escrow Corp., 9.875%, 2020 (n)	$965,000	$1,008,425
Texas Competitive Electric Holdings LLC, 10.25%, 2015	260,000	152,100

		$8,905,349

Total Bonds		$206,940,550

FLOATING RATE LOANS (g)(r) - 0.9%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$450,175	$454,677

Broadcasting - 0.3%
Gray Television, Inc., Term Loan B, 3.76%, 2014	$306,499	$303,242
Local TV Finance LLC, Term Loan B, 2.3%, 2013	68,123	66,122
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	358,980	360,999

		$730,363

Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$37,044	$38,040

Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.11%, 2016	$36,554	$34,544
Realogy Corp., Term Loan, 5.25%, 2016	216,065	203,671

		$238,215

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan B, 7.25%, 2015	$123,382	$123,440

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$1,601,789	$12,555
MGM Mirage, Term Loan, 7%, 2014	421,930	414,652

		$427,207

Total Floating Rate Loans		$2,011,942

COMMON STOCKS - 0.5%
Automotive - 0.1%
Accuride Corp. (a)	14,541	$201,974
Oxford Automotive, Inc. (a)	21	0

		$201,974

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	161	$402,500

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 0.1%
Ameristar Casinos, Inc.	9,100	$161,525

Printing & Publishing - 0.2%
American Media Operations, Inc. (a)	22,002	$381,515
Golden Books Family Entertainment, Inc. (a)	17,708	0
Quad/Graphics, Inc. (a)	1,190	50,623

		$432,138

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	663	$38,454

Total Common Stocks		$1,236,591

CONVERTIBLE PREFERRED STOCKS - 0.5%
Automotive - 0.3%
General Motors Co., 4.75%	$12,050	$580,810

Insurance - 0.2%
MetLife, Inc., 5% (a)	$5,430	$460,736

Total Convertible Preferred Stocks		$1,041,546

PREFERRED STOCKS - 0.3%
Other Banks & Diversified Financials - 0.3%
Citigroup Capital XIII, 7.875%	5,075	$139,055
GMAC Capital Trust I, 8.125%	19,725	502,988

Total Preferred Stocks		$642,043

	Strike Price	First Exercise
WARRANTS - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	119	$297,500

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
CALL OPTIONS PURCHASED - 0.1%
Market Index Securities - 0.1%
S&P 500 Index - June 2011@ $1,350	81	$213,030

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	3,035,090	$3,035,090

Total Investments		$215,418,292

OTHER ASSETS, LESS LIABILITIES - 2.5%		5,438,530

NET ASSETS - 100.0%		$220,856,822

7

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MFS High Yield Portfolio

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,167,522, representing 18.64% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$511,075	$522,185
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	330,000	353,100
Aguila American Resources Ltd., 7.875%, 2018	1/25/11	317,208	316,200
Airlie LCDO Ltd., CDO, FRN, 2.209%, 2011	10/13/06	701,221	331,761
American Casinos, Inc., 7.5%, 2021	3/31/11	510,494	510,494
American Media, Inc., 13.5%, 2018	12/22/10	87,200	88,003
Anthracite Ltd., CDO, 6%, 2037	5/14/02	910,119	975,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.603%, 2038	12/20/05	568,229	73,870
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	165,000	174,075
Burlington Coat Factory Warehouse Corp., 10%, 2019	2/17/11	135,000	130,950
CIT Group, Inc., 5.25%, 2014	3/23/11	850,000	857,438
CIT Group, Inc., 6.625%, 2018	3/23/11	714,000	724,710
CPI International Acquisition, Inc., 8%, 2018	2/03/11	190,000	190,950
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	965,522	21,835
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.603%, 2050	4/12/06	510,413	10,208
Cequel Communications Holdings, 8.625%, 2017	1/13/11	226,183	229,350
Chinos Acquisition Corp., 8.125%, 2019	3/01/11 - 3/02/11	454,429	446,469
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	110,000	119,213
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	270,000	278,438
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	447,242	443,711
Griffon Corp., 7.125%, 2018	3/14/11 - 3/22/11	338,298	340,863
Hillman Group, Inc., 10.875%, 2018	3/11/11	376,771	382,950
Huntington Ingalls Industries, Inc., 7.125%, 2021	3/04/11 - 3/09/11	579,145	583,800
Hyva Global B.V., 8.625%, 2016	3/17/11	267,000	274,120
Kennedy Wilson, Inc., 8.75%, 2019	3/31/11	397,188	397,188
LBI Media, Inc., 8.5%, 2017	7/18/07	632,327	529,600
Local TV Finance LLC, 9.25%, 2015	11/28/07 - 2/16/11	928,323	918,679
MEG Energy Corp., 6.5%, 2021	3/14/11	135,000	137,194
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 - 12/20/10	289,044	299,600
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 12/08/10	400,355	422,300
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	233,471	235,175
Polypore International, Inc., 7.5%, 2017	11/10/10 - 3/25/11	389,084	393,750
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11 - 1/14/11	282,837	291,200
Reynolds Group, 9%, 2019	1/24/11	422,151	414,000
Reynolds Group, 8.25%, 2021	1/27/11	270,000	267,300
SIRIUS XM Radio, Inc., 13%, 2013	12/15/10 - 1/03/11	457,301	463,125
Swift Services Holdings, Inc., 10%, 2018	12/15/10	450,000	488,250
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	438,420	455,800
UCI International, Inc., 8.625%, 2019	1/11/11	160,000	168,000
UPCB Finance III Ltd., 6.625%, 2020	2/07/11	568,000	556,640
USI Holdings Corp., 9.75%, 2015	5/07/07 - 6/08/07	485,982	492,000
Wachovia Credit, CDO, FRN, 1.658%, 2026	6/08/06	376,000	263,200

8

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MFS High Yield Portfolio

Restricted Securities - continued	Acquisition Date	Cost	Value
Windstream Corp., 7.75%, 2021	3/14/11	$267,615	$274,388
Yankee Holdings Corp., 10.25%, 2016	2/04/11 - 2/10/11	338,018	337,513

Total Restricted Securities			$16,184,595
% of Net Assets			7.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR    Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS High Yield Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts.

10

MFS High Yield Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,310,741	$738,454	$381,515	$3,430,710
Non-U.S. Sovereign Debt	—	440,984	—	440,984
Corporate Bonds	—	177,069,311	0	177,069,311
Commercial Mortgage-Backed Securities	—	2,536,189	—	2,536,189
Asset-Backed Securities (including CDOs)	—	2,310,424	331,761	2,642,185
Foreign Bonds	—	24,251,881	—	24,251,881
Floating Rate Loans	—	2,011,942	—	2,011,942
Mutual Funds	3,035,090	—	—	3,035,090

Total Investments	$5,345,831	$209,359,185	$713,276	$215,418,292

Other Financial Instruments
Futures	$19,861	$—	$—	$19,861
Forward Foreign Currency Exchange Contracts	—	(28,665)	—	(28,665)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Corporate Bonds	Total
Balance as of 12/31/10	$0	$315,599	$87,231	$402,830
Change in unrealized appreciation (depreciation)	—	16,162	772	16,934
Transfers into level 3	381,515	—	—	381,515
Transfers out of level 3	—	—	(88,003)	(88,003)

Balance as of 3/31/11	$381,515	$331,761	$0	$713,276

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2011 is $16,162.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$215,280,685

Gross unrealized appreciation	$12,898,354
Gross unrealized depreciation	(12,760,747)

Net unrealized appreciation (depreciation)	$137,607

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

11

MFS High Yield Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Derivative Contracts at 3/31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	457,128	4/12/2011	$631,165	$647,744	$16,579
Liability Derivatives
SELL	EUR	Credit Suisse Group	170,111	4/12/2011	$231,325	$241,045	$(9,720)
SELL	EUR	UBS AG	925,379	4/12/2011	1,275,728	1,311,252	(35,524)

							$(45,244)

Futures Contracts Outstanding at 3/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	28	$3,332,875	June - 2011	$21,011
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	5	$600,938	June - 2011	$(1,150)

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,748,268	17,555,752	(19,268,930)	3,035,090

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,243	$3,035,090

12

MFS INVESTMENT MANAGEMENT

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.2%
Airlines - 0.7%
Copa Holdings S.A., “A”	36,340	$1,918,749

Alcoholic Beverages - 3.1%
Diageo PLC	171,656	$3,263,139
Heineken N.V.	28,204	1,541,070
Pernod Ricard S.A.	32,907	3,073,298

		$7,877,507

Apparel Manufacturers - 4.9%
Compagnie Financiere Richemont
S.A.	31,841	$1,839,047
Li & Fung Ltd.	566,600	2,902,727
LVMH Moet Hennessy Louis Vuitton
S.A.	37,904	6,000,248
Swatch Group Ltd.	4,153	1,836,182

		$12,578,204

Automotive - 2.0%
Honda Motor Co. Ltd.	97,900	$3,678,018
Magna International, Inc.	29,850	1,430,114

		$5,108,132

Broadcasting - 1.5%
Publicis Groupe S.A.	70,294	$3,942,486

Brokerage & Asset Managers - 3.6%
Aberdeen Asset Management PLC	586,662	$1,983,887
BM&F Bovespa S.A.	241,800	1,755,018
Deutsche Boerse AG	36,320	2,756,362
ICAP PLC	163,888	1,388,159
Nomura Holdings, Inc.	271,800	1,421,411

		$9,304,837

Business Services - 7.5%
Accenture Ltd., “A”	65,330	$3,591,190
Amadeus IT Holding S.A. (a)	93,818	1,794,944
Capita Group PLC	193,320	2,304,220
Compass Group PLC	278,350	2,502,794
Hays PLC	1,112,541	2,075,650
Infosys Technologies Ltd., ADR	17,520	1,256,184
Intertek Group PLC	71,601	2,336,298
LPS Brasil - Consultoria de Imoveis
S.A.	31,500	738,952
Michael Page International	318,383	2,625,254

		$19,225,486

Computer Software - 2.6%
Check Point Software Technologies
Ltd. (a)	25,100	$1,281,355
Dassault Systems S.A.	39,157	3,009,400
SAP AG	39,251	2,403,065

		$6,693,820

Computer Software - Systems - 1.3%
Acer, Inc.	545,750	$1,113,529
NICE Systems Ltd., ADR (a)	57,090	2,108,905

		$3,222,434

Construction - 0.4%
Bellway PLC	82,490	$921,020

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Consumer Products - 3.1%
Beiersdorf AG	19,233	$1,173,823
Henkel KGaA, IPS	21,378	1,324,277
Reckitt Benckiser Group PLC	74,848	3,844,677
Uni-Charm Corp.	41,700	1,516,500

		$7,859,277

Electrical Equipment - 3.8%
Legrand S.A.	83,109	$3,457,491
Schneider Electric S.A.	36,045	6,160,604

		$9,618,095

Electronics - 5.2%
ASML Holding N.V.	56,410	$2,510,245
Hoya Corp.	56,000	1,277,807
Infineon Technologies AG	201,569	2,066,775
Samsung Electronics Co. Ltd.	3,333	2,831,812
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR	374,550	4,562,019

		$13,248,658

Energy - Independent - 1.6%
CNOOC Ltd.	680,000	$1,713,430
INPEX Corp.	322	2,442,679

		$4,156,109

Energy - Integrated - 3.5%
OAO Gazprom, ADR	94,380	$3,055,081
Petroleo Brasileiro S.A., ADR	41,840	1,691,591
Suncor Energy, Inc.	94,279	4,228,211

		$8,974,883

Engineering - Construction - 0.9%
JGC Corp.	104,000	$2,434,335

Food & Beverages - 3.6%
Groupe Danone	75,276	$4,917,465
Nestle S.A.	75,999	4,356,393

		$9,273,858

Food & Drug Stores - 2.4%
Dairy Farm International Holdings Ltd.	215,100	$1,789,632
Lawson, Inc.	31,800	1,533,037
Tesco PLC	468,654	2,864,413

		$6,187,082

General Merchandise - 0.5%
Lojas Renner S.A.	40,600	$1,315,245

Internet - 0.7%
Yahoo Japan Corp.	5,105	$1,826,458

Leisure & Toys - 0.5%
Shimano, Inc.	25,800	$1,288,759

Machinery & Tools - 2.0%
KONE Oyj “B”	44,790	$2,577,140
Schindler Holding AG	20,605	2,476,638

		$5,053,778

Major Banks - 6.3%
Credit Suisse Group AG	68,389	$2,906,067

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
Erste Group Bank AG	56,771	$2,864,630
HSBC Holdings PLC	347,807	3,576,470
Julius Baer Group Ltd.	67,913	2,947,210
Standard Chartered PLC	149,859	3,887,328

		$16,181,705

Medical & Health Technology & Services - 2.1%
Diagnosticos da America S.A.	127,500	$1,639,972
Fleury S.A.	87,400	1,298,166
Fresenius Medical Care AG & Co.
KGaA	36,204	2,431,500
Miraca Holdings, Inc.	600	22,974

		$5,392,612

Medical Equipment - 3.1%
Essilor International S.A.	31,487	$2,338,264
Sonova Holding AG	27,692	2,467,708
Synthes, Inc.	14,592	1,973,137
Terumo Corp.	23,000	1,212,491

		$7,991,600

Metals & Mining - 5.9%
BHP Billiton Ltd.	157,782	$7,598,674
Iluka Resources Ltd.	237,876	3,272,425
Teck Resources Ltd., “B”	78,930	4,183,819

		$15,054,918

Oil Services - 1.4%
Saipem S.p.A.	66,646	$3,542,845

Other Banks & Diversified Financials - 4.9%
Akbank T.A.S.	453,580	$2,203,199
Banco Santander Brasil S.A., ADR	354,930	4,351,442
Bank Rakyat Indonesia	2,854,000	1,884,640
China Construction Bank	1,421,410	1,332,135
HDFC Bank Ltd.	24,673	1,297,884
Sberbank of Russia	425,070	1,597,413

		$12,666,713

Pharmaceuticals - 4.4%
Bayer AG	40,557	$3,140,563
Novo Nordisk A/S, “B”	17,238	2,165,726
Roche Holding AG	8,883	1,268,862
Santen, Inc.	45,400	1,809,341
Teva Pharmaceutical Industries Ltd.,
ADR	57,350	2,877,250

		$11,261,742

Precious Metals & Minerals - 0.8%
Newcrest Mining Ltd.	46,979	$1,934,962

Railroad & Shipping - 1.3%
Canadian National Railway Co.	26,190	$1,971,321
Kuehne & Nagel, Inc. AG	9,690	1,355,651

		$3,326,972

Real Estate - 0.3%
Brasil Brokers Participacoes	137,200	$714,299

Specialty Chemicals - 6.7%
Akzo Nobel N.V.	58,127	$3,993,664

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Chemicals - continued
L’Air Liquide S.A.	19,455	2,585,115
Linde AG	26,149	4,130,153
Nitto Denko Corp.	1,400	74,225
Shin-Etsu Chemical Co. Ltd.	74,700	3,713,447
Symrise AG	90,147	2,643,277

		$17,139,881

Specialty Stores - 1.8%
Hennes & Mauritz AB, “B”	38,050	$1,263,531
Industria de Diseno Textil S.A.	40,222	3,227,487

		$4,491,018

Telecommunications - Wireless - 0.9%
MTN Group Ltd.	107,127	$2,162,651
Philippine Long Distance Telephone Co.	3,800	203,484

		$2,366,135

Telephone Services - 1.9%
China Unicom Ltd.	2,148,000	$3,567,781
Telefonica S.A.	55,844	1,398,045

		$4,965,826

Total Common Stocks		$249,060,440

MONEY MARKET FUNDS (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	5,732,919	$5,732,919

Total Investments		$254,793,359

OTHER ASSETS, LESS LIABILITIES - 0.5%		1,381,230

NET ASSETS - 100.0%		$256,174,589

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Growth Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$249,060,440	$—	$—	$249,060,440
Mutual Funds	5,732,919	—	—	5,732,919

Total Investments	$254,793,359	$—	$—	$254,793,359

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$228,955,607

Gross unrealized appreciation	$32,370,024
Gross unrealized depreciation	(6,532,272)

Net unrealized appreciation (depreciation)	$25,837,752

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS International Growth Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,123,761	20,914,897	(17,305,739)	5,732,919

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,731	$5,732,919

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

France	13.8%
United Kingdom	13.1%
Japan	9.4%
Switzerland	9.1%
Germany	8.6%
Brazil	5.3%
Australia	5.0%
Canada	4.6%
Netherlands	4.4%
Other Countries	26.7%

4

MFS INVESTMENT MANAGEMENT

MFS® International Value Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 95.8%
Aerospace - 1.2%
Cobham PLC	1,386,255	$5,119,255

Alcoholic Beverages - 2.8%
Heineken N.V.	212,909	$11,633,374

Automotive - 0.7%
USS Co. Ltd.	35,910	$2,793,192

Broadcasting - 1.4%
Fuji Television Network, Inc.	2,009	$2,811,344
Nippon Television Network Corp.	21,150	3,007,989

		$5,819,333

Brokerage & Asset Managers - 1.2%
Daiwa Securities Group, Inc.	1,085,000	$4,982,808

Business Services - 4.0%
Amadeus IT Holding S.A. (a)	172,298	$3,296,438
Bunzl PLC	326,511	3,899,607
Compass Group PLC	523,290	4,705,181
Nomura Research, Inc.	206,100	4,549,166

		$16,450,392

Chemicals - 1.0%
Givaudan S.A.	4,311	$4,334,468

Computer Software - 0.6%
OBIC Co. Ltd.	13,980	$2,652,133

Computer Software - Systems - 2.5%
Acer, Inc.	1,742,636	$3,555,614
Asustek Computer, Inc.	147,000	1,272,219
Konica Minolta Holdings, Inc.	379,000	3,175,799
Venture Corp. Ltd.	322,000	2,454,915

		$10,458,547

Construction - 0.9%
Geberit AG	16,847	$3,668,372

Consumer Products - 5.6%
Henkel KGaA, IPS	98,151	$6,080,041
Kao Corp.	395,500	9,866,104
KOSE Corp.	89,500	2,224,050
Reckitt Benckiser Group PLC	96,811	4,972,838

		$23,143,033

Containers - 0.7%
Brambles Ltd.	304,021	$2,226,405
Smurfit Kappa Group PLC (a)	52,243	662,647

		$2,889,052

Electrical Equipment - 1.6%
Legrand S.A.	105,173	$4,375,395
Spectris PLC	110,331	2,412,413

		$6,787,808

Electronics - 3.1%
Halma PLC	459,774	$2,585,180
Samsung Electronics Co. Ltd.	5,978	5,079,079

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electronics - continued
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR	412,348	$5,022,399

		$12,686,658

Energy - Independent - 1.4%
INPEX Corp.	754	$5,719,812

Energy - Integrated - 6.0%
BP PLC	1,488,090	$10,837,855
Royal Dutch Shell PLC, “A”	387,739	14,082,319

		$24,920,174

Food & Beverages - 5.2%
Barry Callebaut AG	1,457	$1,191,298
Groupe Danone	138,048	9,018,097
Nestle S.A.	200,675	11,503,036

		$21,712,431

Food & Drug Stores - 1.8%
Lawson, Inc.	91,800	$4,425,559
Tesco PLC	531,919	3,251,088

		$7,676,647

General Merchandise - 0.2%
Daiei, Inc. (a)	209,650	$804,020

Insurance - 7.7%
Amlin PLC	232,924	$1,426,247
Catlin Group Ltd.	312,564	1,809,606
Euler Hermes (a)	17,135	1,631,865
Hiscox Ltd.	478,410	2,895,645
ING Groep N.V. (a)	449,940	5,694,894
Jardine Lloyd Thompson Group PLC	227,310	2,523,382
Muenchener Ruckvers AG	30,245	4,757,815
SNS REAAL Groep N.V. (a)	188,013	1,064,475
Swiss Reinsurance Co.	88,478	5,062,078
Zurich Financial Services Ltd.	18,865	5,280,557

		$32,146,564

Leisure & Toys - 0.4%
Sankyo Co. Ltd.	35,100	$1,799,730

Machinery & Tools - 2.9%
ASSA ABLOY AB, “B”	84,170	$2,420,326
Glory Ltd.	95,200	2,095,590
Neopost S.A. (l)	58,742	5,145,629
Schindler Holding AG	21,595	2,595,632

		$12,257,177

Major Banks - 4.0%
HSBC Holdings PLC	858,165	$8,824,439
Julius Baer Group Ltd.	47,568	2,064,301
Sumitomo Mitsui Financial Group, Inc.	131,000	4,072,686
UniCredito Italiano S.p.A.	700,177	1,730,555

		$16,691,981

Medical & Health Technology & Services - 2.2%
Kobayashi Pharmaceutical Co. Ltd.	70,700	$3,276,611
Miraca Holdings, Inc.	110,600	4,234,924

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
Rhoen-Klinikum AG	76,056	$1,649,134

		$9,160,669

Medical Equipment - 1.7%
Smith & Nephew PLC	324,509	$3,659,657
Synthes, Inc.	24,555	3,320,339

		$6,979,996

Network & Telecom - 1.8%
Ericsson, Inc., “B”	370,465	$4,777,619
Nokia Oyj	317,934	2,719,225

		$7,496,844

Other Banks & Diversified Financials - 2.9%
Anglo Irish Bank Corp. PLC (a)	249,800	$0
Chiba Bank Ltd.	233,000	1,305,338
DnB NOR A.S.A.	260,871	4,002,514
Hachijuni Bank Ltd.	235,000	1,353,270
Joyo Bank Ltd.	317,000	1,246,201
Jyske Bank A.S. (a)	17,486	778,714
Sapporo Hokuyo Holdings, Inc.	260,700	1,253,667
Sydbank A.S.	31,625	798,259
Unione di Banche Italiane ScpA	149,216	1,275,157

		$12,013,120

Pharmaceuticals - 11.0%
Bayer AG	99,874	$7,733,821
GlaxoSmithKline PLC	618,254	11,797,491
Hisamitsu Pharmaceutical Co., Inc.	39,900	1,609,335
Roche Holding AG	74,779	10,681,551
Sanofi-Aventis	148,326	10,400,017
Santen, Inc.	86,300	3,439,342

		$45,661,557

Printing & Publishing - 0.3%
United Business Media Ltd.	142,960	$1,372,578

Real Estate - 0.9%
Deutsche Wohnen AG (a)	262,582	$3,788,294

Specialty Chemicals - 1.7%
Shin-Etsu Chemical Co. Ltd.	89,100	$4,429,292
Symrise AG	96,571	2,831,641

		$7,260,933

Specialty Stores - 0.6%
Esprit Holdings Ltd.	509,672	$2,339,162

Telecommunications - Wireless - 5.7%
KDDI Corp.	1,851	$11,460,267
Vodafone Group PLC	4,334,081	12,271,567

		$23,731,834

Telephone Services - 3.5%
China Unicom Ltd.	1,086,000	$1,803,822
Royal KPN N.V.	458,169	7,804,788
TDC A/S (a)	345,007	2,797,460
Telecom Italia S.p.A.	1,612,270	2,168,378

		$14,574,448

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Tobacco - 4.2%
British American Tobacco PLC	239,554	$9,614,994
Japan Tobacco, Inc.	1,801	6,506,378
Swedish Match AB	44,990	1,496,127

		$17,617,499

Trucking - 2.4%
Deutsche Post AG	209,670	$3,779,674
Yamato Holdings Co. Ltd.	411,300	6,378,661

		$10,158,335

Total Common Stocks		$399,302,230

Issuer/Expiration Date/ Strike Price	Par Amount of Contracts
CALL OPTIONS PURCHASED - 0.1%
EUR Currency - January 2012 @ JPY 121	EUR 2,395,591	$121,061
EUR Currency - August 2011 @ JPY 120	EUR 11,438,785	381,941

Total Call Options Purchased		503,002

PUT OPTIONS PURCHASED - 0.0%
JPY Currency - January 2012 @ $0.0111	JPY 289,346,781	$49,478
JPY Currency - August 2011 @ $0.0108	JPY 1,372,654,146	46,670

Total Put Options Purchased		96,148

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 3.4%
MFS Institutional Money Market
Portfolio, 0.19%, at Net Asset Value	13,968,089	$13,968,089

COLLATERAL FOR SECURITIES LOANED - 0.9%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value	3,732,391	$3,732,391

Total Investments		$417,601,860

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(720,072)

NET ASSETS - 100.0%		$416,881,788

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR   Euro

JPY     Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Value Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$399,302,230	$—	$0	$399,302,230
Purchased Currency Options	—	599,150	—	599,150
Mutual Funds	17,700,480	—	—	17,700,480

Total Investments	$417,002,710	$599,150	$0	$417,601,860

For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2011, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2010.

4

MFS International Value Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$405,239,133

Gross unrealized appreciation	$38,747,564
Gross unrealized depreciation	(26,384,837)

Net unrealized appreciation (depreciation)	$12,362,727

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,785,164	26,522,332	(31,339,407)	13,968,089

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,798	$13,968,089

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United Kingdom	25.9%
Japan	24.3%
Switzerland	11.9%
Germany	7.3%
France	7.3%
Netherlands	6.3%
United States	4.3%
Taiwan	2.4%
Sweden	2.1%
Other Countries	8.2%

5

M F S
INVESTMENT MANAGEMENT

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Aerospace - 3.2%
Precision Castparts Corp.	14,080	$2,072,291
United Technologies Corp.	165,760	14,031,584

		$16,103,875

Alcoholic Beverages - 1.3%
Diageo PLC	336,821	$6,402,886

Apparel Manufacturers - 2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	33,370	$5,282,510
NIKE, Inc., “B”	101,970	7,719,129

		$13,001,639

Automotive - 0.7%
Johnson Controls, Inc.	84,320	$3,505,182

Broadcasting - 0.4%
Omnicom Group, Inc.	39,090	$1,917,755

Brokerage & Asset Managers - 4.2%
Charles Schwab Corp.	305,210	$5,502,936
CME Group, Inc.	20,840	6,284,302
Franklin Resources, Inc.	72,060	9,013,265

		$20,800,503

Business Services - 10.1%
Accenture Ltd., “A”	303,280	$16,671,302
Automatic Data Processing, Inc.	29,960	1,537,248
Dun & Bradstreet Corp.	134,380	10,782,651
MSCI, Inc., “A” (a)	261,290	9,620,698
Verisk Analytics, Inc., “A” (a)	272,530	8,928,083
Western Union Co.	112,740	2,341,610

		$49,881,592

Cable TV - 1.5%
DIRECTV, “A” (a)	155,810	$7,291,908

Chemicals - 0.8%
Monsanto Co.	54,330	$3,925,886

Computer Software - 6.5%
Autodesk, Inc. (a)	105,440	$4,650,958
Check Point Software Technologies Ltd. (a)	101,300	5,171,365
Oracle Corp.	675,860	22,553,448

		$32,375,771

Computer Software - Systems - 10.2%
Apple, Inc. (a)	50,000	$17,422,500
EMC Corp. (a)	320,750	8,515,913
Hewlett-Packard Co.	185,420	7,596,657
International Business Machines
Corp.	103,460	16,871,222

		$50,406,292

Consumer Products - 5.8%
Church & Dwight Co., Inc.	80,240	$6,366,242
Colgate-Palmolive Co.	160,590	12,969,248
Procter & Gamble Co.	149,961	9,237,598

		$28,573,088

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 5.4%
Danaher Corp.	422,320	$21,918,408
Sensata Technologies Holding B.V. (a)	75,630	2,626,630
W.W. Grainger, Inc.	16,600	2,285,488

		$26,830,526

Electronics - 4.8%
ASML Holding N.V.	34,150	$1,519,675
Microchip Technology, Inc.	273,970	10,413,600
Samsung Electronics Co. Ltd., GDR	6,360	2,709,996
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR	767,593	9,349,283

		$23,992,554

Energy - Integrated - 2.8%
Chevron Corp.	44,940	$4,827,904
Exxon Mobil Corp.	69,970	5,886,576
Hess Corp.	37,710	3,213,269

		$13,927,749

Food & Beverages - 4.1%
Groupe Danone	112,383	$7,341,510
Mead Johnson Nutrition Co., “A”	41,310	2,393,088
PepsiCo, Inc.	164,140	10,572,257

		$20,306,855

Food & Drug Stores - 0.9%
CVS Caremark Corp.	129,117	$4,431,295

General Merchandise - 3.1%
Kohl’s Corp.	130,310	$6,911,642
Target Corp.	165,750	8,289,158

		$15,200,800

Internet - 2.4%
eBay, Inc. (a)	97,400	$3,023,296
Google, Inc., “A” (a)	15,560	9,121,428

		$12,144,724

Major Banks - 1.7%
Bank of New York Mellon Corp.	160,095	$4,782,038
State Street Corp.	78,480	3,526,891

		$8,308,929

Medical & Health Technology & Services - 2.2%
Medco Health Solutions, Inc. (a)	55,280	$3,104,525
Patterson Cos., Inc.	192,282	6,189,558
VCA Antech, Inc. (a)	60,820	1,531,448

		$10,825,531

Medical Equipment - 7.7%
Becton, Dickinson & Co.	74,890	$5,962,742
DENTSPLY International, Inc.	254,260	9,405,077
Medtronic, Inc.	88,690	3,489,952
St. Jude Medical, Inc.	57,800	2,962,828
Synthes, Inc.	33,622	4,546,383
Thermo Fisher Scientific, Inc. (a)	139,110	7,727,561
Waters Corp. (a)	45,890	3,987,841

		$38,082,384

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 0.9%
BHP Billiton Ltd., ADR	46,090	$4,419,109

Network & Telecom - 2.2%
Cisco Systems, Inc.	643,007	$11,027,570

Oil Services - 5.1%
National Oilwell Varco, Inc.	123,320	$9,775,576
Schlumberger Ltd.	163,810	15,276,921

		$25,052,497

Other Banks & Diversified Financials - 3.3%
MasterCard, Inc., “A”	21,830	$5,495,048
Visa, Inc., “A”	146,630	10,794,901

		$16,289,949

Pharmaceuticals - 2.8%
Abbott Laboratories	84,450	$4,142,273
Allergan, Inc.	42,440	3,014,089
Johnson & Johnson	109,530	6,489,653

		$13,646,015

Specialty Chemicals - 1.6%
Praxair, Inc.	78,960	$8,022,336

Specialty Stores - 0.7%
Staples, Inc.	169,200	$3,285,864

Total Common Stocks		$489,981,064

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	5,092,928	$5,092,928

Total Investments		$495,073,992

OTHER ASSETS, LESS LIABILITIES -(0.0)%		(72,101)

NET ASSETS - 100.0%		$495,001,891

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$489,981,064	$—	$—	$489,981,064
Mutual Funds	5,092,928	—	—	5,092,928

Total Investments	$495,073,992	$—	$—	$495,073,992

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$428,971,262

Gross unrealized appreciation	$82,583,898
Gross unrealized depreciation	(16,481,168)

Net unrealized appreciation (depreciation)	$66,102,730

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,979,449	16,424,130	(17,310,651)	5,092,928

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,010	$5,092,928

4

MFS INVESTMENT MANAGEMENT

MFS® Blended Research® Core Equity Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.7%
Aerospace - 3.6%
Huntington Ingalls Industries, Inc. (a)	17,281	$717,161
Lockheed Martin Corp.	73,710	5,926,284
Northrop Grumman Corp.	103,690	6,502,400
United Technologies Corp.	81,460	6,895,589

		$20,041,434

Apparel Manufacturers - 0.7%
Deckers Outdoor Corp. (a)	46,090	$3,970,654

Automotive - 1.5%
Johnson Controls, Inc.	206,340	$8,577,554

Biotechnology - 1.3%
Amgen, Inc. (a)	136,010	$7,269,734

Broadcasting - 1.6%
CBS Corp., “B”	346,270	$8,670,601

Brokerage & Asset Managers - 1.3%
CME Group, Inc.	5,140	$1,549,967
NASDAQ OMX Group, Inc. (a)	227,068	5,867,437

		$7,417,404

Business Services - 0.7%
Accenture Ltd., “A”	66,500	$3,655,505

Cable TV - 1.2%
DIRECTV, “A” (a)	141,220	$6,609,096

Chemicals - 2.5%
3M Co.	59,200	$5,535,200
E.I. du Pont de Nemours & Co.	148,400	8,157,548

		$13,692,748

Computer Software - 6.0%
Autodesk, Inc. (a)	133,920	$5,907,211
Intuit, Inc. (a)	117,040	6,214,824
Microsoft Corp.	190,640	4,834,630
Oracle Corp.	346,420	11,560,035
VeriSign, Inc.	131,460	4,760,167

		$33,276,867

Computer Software - Systems - 4.4%
Apple, Inc. (a)	47,800	$16,655,910
International Business Machines
Corp.	28,500	4,647,495
Verifone Systems, Inc. (a)	59,990	3,296,450

		$24,599,855

Construction - 0.8%
Owens Corning (a)	121,560	$4,374,944

Consumer Products - 1.7%
Procter & Gamble Co.	156,420	$9,635,472

Electrical Equipment - 1.3%
General Electric Co.	348,610	$6,989,630

Electronics - 2.2%
Intel Corp.	483,590	$9,754,010
Teradyne, Inc. (a)	133,340	2,374,785

		$12,128,795

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - 0.1%
Occidental Petroleum Corp.	5,730	$598,728

Energy - Integrated - 10.8%
Chevron Corp.	152,770	$16,412,081
ConocoPhillips	93,600	7,474,896
Exxon Mobil Corp.	306,680	25,800,988
Hess Corp.	93,580	7,973,952
Marathon Oil Corp.	36,080	1,923,425

		$59,585,342

Food & Beverages - 3.9%
Coca-Cola Co.	42,830	$2,841,771
Dr Pepper Snapple Group, Inc.	158,860	5,903,238
General Mills, Inc.	174,540	6,379,437
PepsiCo, Inc.	96,520	6,216,853

		$21,341,299

Food & Drug Stores - 2.1%
Walgreen Co.	172,320	$6,916,925
Whole Foods Market, Inc.	70,980	4,677,582

		$11,594,507

Gaming & Lodging - 1.9%
Las Vegas Sands Corp. (a)	116,440	$4,916,097
Royal Caribbean Cruises Ltd. (a)	129,930	5,360,912

		$10,277,009

General Merchandise - 1.7%
Macy’s, Inc.	245,910	$5,965,777
Target Corp.	64,160	3,208,642

		$9,174,419

Health Maintenance Organizations - 2.1%
Aetna, Inc.	151,240	$5,660,913
Humana, Inc. (a)	86,140	6,024,632

		$11,685,545

Insurance - 4.7%
Aflac, Inc.	116,690	$6,158,898
Allied World Assurance Co.	62,200	3,899,318
Berkshire Hathaway, Inc., “B” (a)	17,530	1,466,034
MetLife, Inc.	22,120	989,428
Prudential Financial, Inc.	108,350	6,672,193
Travelers Cos., Inc.	117,230	6,972,840

		$26,158,711

Internet - 2.1%
Google, Inc., “A” (a)	19,670	$11,530,751

Machinery & Tools - 1.0%
Cummins, Inc.	48,690	$5,337,398

Major Banks - 4.7%
Bank of America Corp.	681,960	$9,090,527
Bank of New York Mellon Corp.	172,178	5,142,957
Goldman Sachs Group, Inc.	30,060	4,763,608
JPMorgan Chase & Co.	116,060	5,350,366
Wells Fargo & Co.	58,290	1,847,793

		$26,195,251

Medical & Health Technology & Services - 1.3%
McKesson Corp.	91,780	$7,255,209

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 2.1%
Medtronic, Inc.	187,090	$7,361,991
Thermo Fisher Scientific, Inc. (a)	74,720	4,150,696

		$11,512,687

Metals & Mining - 0.9%
Steel Dynamics, Inc.	271,960	$5,104,689

Natural Gas - Distribution - 0.6%
NiSource, Inc.	183,210	$3,513,968

Network & Telecom - 1.6%
Cisco Systems, Inc.	128,550	$2,204,633
F5 Networks, Inc. (a)	33,990	3,486,354
Polycom, Inc. (a)	60,760	3,150,406

		$8,841,393

Oil Services - 2.0%
Halliburton Co.	106,580	$5,311,947
National Oilwell Varco, Inc.	70,850	5,616,279

		$10,928,226

Other Banks & Diversified Financials - 4.7%
American Express Co.	170,840	$7,721,968
Capital One Financial Corp.	141,780	7,366,889
Citigroup, Inc. (a)	2,535,030	11,204,833

		$26,293,690

Pharmaceuticals - 4.7%
Abbott Laboratories	178,950	$8,777,497
Johnson & Johnson	123,400	7,311,450
Pfizer, Inc.	488,830	9,928,137

		$26,017,084

Pollution Control - 0.8%
Republic Services, Inc.	146,660	$4,405,666

Printing & Publishing - 1.2%
Moody’s Corp.	190,540	$6,461,211

Railroad & Shipping - 0.4%
Union Pacific Corp.	22,730	$2,235,041

Real Estate - 0.8%
Annaly Mortgage Management, Inc.,
REIT	261,940	$4,570,853

Restaurants - 1.1%
McDonald’s Corp.	81,420	$6,195,248

Specialty Chemicals - 1.3%
Airgas, Inc.	21,460	$1,425,373
Rockwood Holdings, Inc. (a)	114,890	5,654,886

		$7,080,259

Specialty Stores - 1.5%
Abercrombie & Fitch Co., “A”	98,150	$5,761,405
Foot Locker, Inc.	57,950	1,142,774
Netflix, Inc. (a)	5,700	1,352,781

		$8,256,960

Telephone Services - 3.0%
AT&T, Inc.	332,610	$10,177,866

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
Qwest Communications International, Inc.	924,040	6,311,193

		$16,489,059

Tobacco - 2.3%
Altria Group, Inc.	265,690	$6,915,911
Philip Morris International, Inc.	87,590	5,748,532

		$12,664,443

Trucking - 1.3%
United Parcel Service, Inc., “B”	97,540	$7,249,173

Utilities - Electric Power - 2.2%
Entergy Corp.	49,480	$3,325,551
PG&E Corp.	128,520	5,678,014
Public Service Enterprise Group, Inc.	98,230	3,095,227

		$12,098,792

Total Common Stocks		$551,562,904

MONEY MARKET FUNDS (v) - 0.4%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	2,092,129	$2,092,129

Total Investments		$553,655,033

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(375,249)

NET ASSETS - 100.0%		$553,279,784

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$551,562,904	$—	$—	$551,562,904
Mutual Funds	2,092,129	—	—	2,092,129

Total Investments	$553,655,033	$—	$—	$553,655,033

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$502,720,975

Gross unrealized appreciation	$74,482,028
Gross unrealized depreciation	(23,547,970)

Net unrealized appreciation (depreciation)	$50,934,058

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,951,910	19,751,727	(19,611,508)	2,092,129

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,008	$2,092,129

4

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.7%
Aerospace - 1.5%
BE Aerospace, Inc. (a)	3,580	$127,197
Goodrich Corp.	4,800	410,544
Moog, Inc., “A” (a)	2,370	108,807

		$646,548

Apparel Manufacturers - 0.8%
Li & Fung Ltd.	14,000	$71,723
Phillips-Van Heusen Corp.	4,300	279,629

		$351,352

Automotive - 0.4%
BorgWarner Transmission Systems, Inc. (a)	2,130	$169,740

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	6,490	$640,433
Gen-Probe, Inc. (a)	3,170	210,330

		$850,763

Broadcasting - 1.6%
Discovery Communications, Inc., “A” (a)	8,220	$327,978
Interpublic Group of Cos., Inc.	25,430	319,655

		$647,633

Brokerage & Asset Managers - 3.3%
Affiliated Managers Group, Inc. (a)	6,010	$657,314
Evercore Partners, Inc.	3,130	107,328
GFI Group, Inc.	23,540	118,171
IntercontinentalExchange, Inc. (a)	1,720	212,489
Lazard Ltd.	7,060	293,555

		$1,388,857

Business Services - 6.1%
Cognizant Technology Solutions Corp., “A” (a)	6,080	$494,912
Concur Technologies, Inc. (a)	6,930	384,269
Constant Contact, Inc. (a)	5,700	198,930
CoStar Group, Inc. (a)	2,110	132,255
FleetCor Technologies, Inc. (a)	5,910	193,021
Gartner, Inc. (a)	8,290	345,444
MSCI, Inc., “A” (a)	8,120	298,978
Ultimate Software Group, Inc. (a)	820	48,175
Verisk Analytics, Inc., “A” (a)	13,630	446,519

		$2,542,503

Chemicals - 1.3%
Celanese Corp.	7,920	$351,410
Ecolab, Inc.	4,140	211,223

		$562,633

Computer Software - 7.6%
Ariba, Inc. (a)	3,310	$113,003
Autodesk, Inc. (a)	11,980	528,438
Autonomy Corp. PLC (a)	13,227	337,166
Blackboard, Inc. (a)	6,030	218,527
Check Point Software Technologies Ltd. (a)	9,920	506,416
Informatica Corp. (a)	1,250	65,288
Intuit, Inc. (a)	5,820	309,042
Parametric Technology Corp. (a)	21,130	475,214

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Red Hat, Inc. (a)	1,300	$59,007
SuccessFactors, Inc. (a)	6,290	245,876
VeriSign, Inc.	9,480	343,271

		$3,201,248

Computer Software - Systems - 2.8%
MICROS Systems, Inc. (a)	8,910	$440,421
NICE Systems Ltd., ADR (a)	6,670	246,390
Verifone Systems, Inc. (a)	8,610	473,120

		$1,159,931

Construction - 3.1%
Beacon Roofing Supply, Inc. (a)	6,950	$142,267
NVR, Inc. (a)	300	226,800
Owens Corning (a)	7,640	274,964
Sherwin-Williams Co.	3,110	261,209
Stanley Black & Decker, Inc.	5,317	407,282

		$1,312,522

Consumer Products - 0.5%
Avon Products, Inc.	6,980	$188,739

Consumer Services - 2.0%
Anhanguera Educacional
Participacoes S.A.	11,800	$288,956
Monster Worldwide, Inc. (a)	12,600	200,340
Sotheby’s	6,930	364,518

		$853,814

Containers - 1.3%
Ball Corp.	11,070	$396,860
Graham Packaging Co., Inc. (a)	7,860	137,000

		$533,860

Electrical Equipment - 3.7%
AMETEK, Inc.	16,195	$710,475
Danaher Corp.	12,070	626,433
Mettler-Toledo International, Inc. (a)	1,340	230,480

		$1,567,388

Electronics - 7.2%
Advanced Micro Devices, Inc. (a)	23,483	$201,954
ARM Holdings PLC	36,218	334,080
First Solar, Inc. (a)	820	131,889
Hittite Microwave Corp. (a)	4,100	261,457
JDS Uniphase Corp. (a)	6,230	129,833
KLA-Tencor Corp.	4,920	233,060
Lam Research Corp. (a)	1,910	108,221
Linear Technology Corp.	9,940	334,282
Microchip Technology, Inc.	8,380	318,524
NetLogic Microsystems, Inc. (a)	5,110	214,722
PMC-Sierra, Inc. (a)	20,470	153,525
Teradyne, Inc. (a)	16,430	292,618
Varian Semiconductor Equipment Associates, Inc. (a)	6,010	292,507

		$3,006,672

Energy - Independent - 5.3%
Concho Resources, Inc. (a)	4,160	$446,368
Denbury Resources, Inc. (a)	6,820	166,408
MEG Energy Corp. (a)	5,129	259,545

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - continued
Newfield Exploration Co. (a)	9,850	$748,699
Whiting Petroleum Corp. (a)	7,880	578,786

		$2,199,806

Energy - Integrated - 0.5%
QEP Resources, Inc.	5,270	$213,646

Engineering - Construction - 1.2%
Fluor Corp.	6,970	$513,410

Food & Beverages - 1.6%
Green Mountain Coffee Roasters, Inc. (a)	2,970	$191,892
Mead Johnson Nutrition Co., “A”	8,150	472,130

		$664,022

Food & Drug Stores - 0.4%
Whole Foods Market, Inc.	2,690	$177,271

Gaming & Lodging - 1.7%
Las Vegas Sands Corp. (a)	2,000	$84,440
Pinnacle Entertainment, Inc. (a)	9,080	123,670
Royal Caribbean Cruises Ltd. (a)	11,930	492,232

		$700,342

General Merchandise - 0.6%
Dollar General Corp. (a)	8,000	$250,800

Insurance - 0.6%
Allied World Assurance Co.	2,360	$147,948
Willis Group Holdings PLC	2,550	102,918

		$250,866

Internet - 1.1%
OpenTable, Inc. (a)	1,690	$179,732
Shutterfly, Inc. (a)	5,250	274,890

		$454,622

Leisure & Toys - 0.8%
Hasbro, Inc.	6,660	$311,954

Machinery & Tools - 5.0%
Finning International, Inc.	11,950	$353,015
Flowserve Corp.	4,080	525,504
Kennametal, Inc.	4,230	164,970
Polypore International, Inc. (a)	5,160	297,113
Regal Beloit Corp.	3,170	234,041
United Rentals, Inc. (a)	5,150	171,392
WABCO Holdings, Inc. (a)	5,390	332,240

		$2,078,275

Medical & Health Technology & Services - 4.8%
Cerner Corp. (a)	3,440	$382,528
DaVita, Inc. (a)	3,270	279,618
Diagnosticos da America S.A.	21,500	276,544
IDEXX Laboratories, Inc. (a)	4,280	330,502
Medco Health Solutions, Inc. (a)	3,720	208,915
Patterson Cos., Inc.	9,300	299,367
Stericycle, Inc. (a)	2,790	247,389

		$2,024,863

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 1.0%
C.R. Bard, Inc.	860	$85,407
Edwards Lifesciences Corp. (a)	3,110	270,570
Sonova Holding AG	831	74,053

		$430,030

Metals & Mining - 0.9%
Teck Resources Ltd., “B”	6,990	$370,610

Network & Telecom - 3.8%
Acme Packet, Inc. (a)	3,040	$215,718
Ciena Corp. (a)	10,040	260,638
F5 Networks, Inc. (a)	2,270	232,834
Finisar Corp. (a)	4,540	111,684
Fortinet, Inc. (a)	7,150	314,600
Polycom, Inc. (a)	5,750	298,138
Trimble Navigation Ltd. (a)	3,430	173,352

		$1,606,964

Oil Services - 3.8%
Cameron International Corp. (a)	9,500	$542,450
Dresser-Rand Group, Inc. (a)	13,900	745,318
Lufkin Industries, Inc.	1,840	171,985
Weatherford International Ltd. (a)	5,770	130,402

		$1,590,155

Other Banks & Diversified Financials - 3.1%
Associated Banc-Corp.	6,630	$98,456
BankUnited, Inc.	3,980	114,266
Canadian Western Bank	3,420	109,884
Cathay General Bancorp, Inc.	12,210	208,181
MasterCard, Inc., “A”	1,630	410,304
TCF Financial Corp.	9,980	158,283
Zions Bancorporation	8,800	202,928

		$1,302,302

Pharmaceuticals - 0.5%
Genomma Lab Internacional S.A., “B” (a)	95,600	$216,446

Pollution Control - 0.6%
Waste Connections, Inc.	9,150	$263,429

Printing & Publishing - 1.8%
Lamar Advertising Co., “A” (a)	8,850	$326,919
Moody’s Corp.	12,360	419,128

		$746,047

Railroad & Shipping - 0.8%
Kansas City Southern Co. (a)	5,960	$324,522

Real Estate - 0.9%
Jones Lang LaSalle, Inc.	3,950	$393,973

Restaurants - 0.9%
P.F. Chang’s China Bistro, Inc.	7,750	$357,973

Specialty Chemicals - 0.7%
Airgas, Inc.	4,070	$270,329

Specialty Stores - 5.2%
Abercrombie & Fitch Co., “A”	6,980	$409,726

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Stores - continued
Dick’s Sporting Goods, Inc. (a)	12,700	$507,746
Ross Stores, Inc.	6,150	437,388
Tiffany & Co.	5,190	318,874
Tractor Supply Co.	3,610	216,095
Urban Outfitters, Inc. (a)	9,480	282,788

		$2,172,617

Telecommunications - Wireless - 0.7%
NII Holdings, Inc. (a)	2,520	$105,008
SBA Communications Corp. (a)	4,820	191,258

		$296,266

Telephone Services - 1.6%
American Tower Corp., “A” (a)	12,600	$652,932

Trucking - 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	1,790	$124,799
Expeditors International of Washington, Inc.	6,880	344,963
Landstar System, Inc.	9,470	432,590

		$902,352

Utilities - Electric Power - 0.4%
CMS Energy Corp.	9,340	$183,427

Total Common Stocks		$40,904,454

MONEY MARKET FUNDS (v) - 2.5%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	1,046,426	$1,046,426

Total Investments		$41,950,880

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(66,510)

NET ASSETS - 100.0%		$41,884,370

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$40,904,454	$—	$—	$40,904,454
Mutual Funds	1,046,426	—	—	1,046,426

Total Investments	$41,950,880	$—	$—	$41,950,880

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$31,743,135

Gross unrealized appreciation	$10,469,105
Gross unrealized depreciation	(261,360)

Net unrealized appreciation (depreciation)	$10,207,745

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	475,366	3,822,927	(3,251,867)	1,046,426

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$338	$1,046,426

5

M F S
INVESTMENT MANAGEMENT

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER (y) - 50.0%
Consumer Products - 2.6%
Proctor & Gamble Co., 0.19%, due 6/02/11 (t)	$8,386,000	$8,383,254

Food & Beverages - 4.3%
Coca-Cola Co., 0.2%, due 5/20/11 (t)	$1,271,000	$1,270,654
Nestle Capital Corp., 0.19%, due 7/12/11 (t)	4,297,000	4,294,687
Pepsico, Inc., 0.17%, due 5/02/11 (t)	3,200,000	3,199,532
Pepsico, Inc., 0.16%, due 5/09/11 (t)	5,377,000	5,376,092

		$14,140,965

Major Banks - 18.8%
Bank of America Corp., 0.24%, due 4/26/11	$9,881,000	$9,879,353
Barclays U.S. Funding Corp., 0.1%, due 4/01/11	6,530,000	6,530,000
BNP Paribas Finance, Inc., 0.08%, due 4/01/11	40,000	40,000
BNP Paribas Finance, Inc., 0.36%, due 4/14/11	7,595,000	7,594,013
Credit Suisse First Boston, Inc., 0.22%, due 4/08/11	9,270,000	9,269,603
Credit Suisse First Boston, Inc., 0.26%, due 5/18/11	530,000	529,820
HSBC USA, Inc., 0.24%, due 4/15/11	1,347,000	1,346,874
JPMorgan Chase & Co., 0.23%, due 4/25/11	10,384,000	10,382,408
Toronto Dominion HDG USA, Inc., 0.23%, due 6/23/11 (t)	9,866,000	9,860,768
Westpac Banking Corp., 0.22%, due 5/24/11 (t)	6,380,000	6,377,934

		$61,810,773

Network & Telecom - 3.0%
AT&T, Inc., 0.25%, due 4/25/11 (t) $ 9,815,000		$9,813,364

Other Banks & Diversified Financials - 11.2%
Bank of Nova Scotia, 0.235%, due 4/08/11	$6,166,000	$6,165,718
Bank of Nova Scotia, 0.255%, due 5/18/11	450,000	449,850
Citigroup Funding, Inc., 0.3%, due 4/20/11	10,089,000	10,087,403
Rabobank USA Financial Corp., 0.3%, due 5/10/11	10,382,000	10,378,626
UBS Finance (Delaware) LLC, 0.255%, due 4/20/11	9,193,000	9,191,763
UBS Finance (Delaware) LLC, 0.19%, due 5/25/11	659,000	658,812

		$36,932,172

Personal Computers & Peripherals - 0.3%
Hewlett Packard Co., 0.15%, due 4/15/11 (t)	$880,000	$879,949

Pharmaceuticals - 6.4%
Abbott Laboratories, 0.18%, due 6/21/11 (t)	$6,285,000	$6,282,455

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER(y) - continued
Pharmaceuticals - continued
Abbott Laboratories, 0.18%, due 4/18/11 (t)	$3,473,000	$3,472,705
Novartis Finance Corp., 0.18%, due 4/15/11 (t)	8,360,000	8,359,415
Sanofi-Aventis S.A., 0.28%, due 7/13/11 (t)	2,943,000	2,940,642

		$21,055,217

Retailers - 3.0%
Wal-Mart Stores, Inc., 0.15%, due 4/06/11 (t)	$9,988,000	$9,987,792

Tobacco - 0.4%
Philip Morris International, Inc., 0.18%, due 4/01/11 (t)	$1,201,000	$1,201,000

Total Commercial Paper		$164,204,486

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 32.7%
Fannie Mae, 0.16%, due 9/01/11	$8,010,000	$8,004,553
Federal Home Loan Bank, 0.12%, due 4/15/11	6,300,000	6,299,706
Federal Home Loan Bank, 0.12%, due 4/20/11	9,770,000	9,769,381
Federal Home Loan Bank, 0.13%, due 5/25/11	9,910,000	9,908,068
Federal Home Loan Bank, 0.23%, due 6/01/11	13,600,000	13,594,700
Federal Home Loan Bank, 0.2%, due 6/03/11	3,700,000	3,698,705
Federal Home Loan Bank, 0.12%, due 6/15/11	6,265,000	6,263,434
Federal Home Loan Bank, 0.17%, due 8/10/11	4,710,000	4,707,086
Freddie Mac, 0.175%, due 4/25/11	9,670,000	9,668,872
Freddie Mac, 0.3%, due 4/26/11	6,000,000	5,998,750
Freddie Mac, 0.17%, due 5/02/11	660,000	659,903
Freddie Mac, 0.17%, due 5/18/11	4,000,000	3,999,112
Freddie Mac, 0.14%, due 5/23/11	4,620,000	4,619,066
Freddie Mac, 0.2%, due 7/06/11	10,150,000	10,144,587
Freddie Mac, 0.16%, due 9/06/11	9,990,000	9,982,985

Total U.S. Government Agencies and Equivalents		$107,318,908

CERTIFICATES OF DEPOSIT - 7.5%
Major Banks - 7.5%
Abbey National Treasury Services PLC/US Branch, 0.3%, due 5/13/11	$9,860,000	$9,860,000
Bank of Montreal/Chicago Branch, 0.21%, due 4/15/11	6,570,000	6,570,000
BNP Paribas/New York Branch, 0.52%, due 8/22/11	2,160,000	2,160,000
Royal Bank of Canada/Chicago Branch, 0.33%, due 6/07/11	6,130,000	6,130,000

Total Certificates of Deposit		$24,720,000

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
FLOATING RATE DEMAND NOTES - 2.6%
East Baton Rouge, LA, Pollution
Control Rev. (Exxon Mobil Corp.), 0.16%, due 4/01/11	$2,800,000	$2,800,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, due 4/01/11	2,600,000	2,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.17%, due 4/01/11	3,200,000	3,200,000

Total Floating Rate Demand Notes		$8,600,000

REPURCHASE AGREEMENTS - 6.5%
Goldman Sachs, 0.12%, dated 3/31/11, due 4/01/11, total to be received $21,486,072 (secured by U.S. Treasury and Federal Agency obligations valued at $21,915,740 in a jointly traded account)	$21,486,000	$21,486,000

Total Investments		$326,329,394

OTHER ASSETS, LESS LIABILITIES - 0.7%		2,300,819

NET ASSETS - 100.0%		$328,630,213

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $326,329,394.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$326,329,394	$—	$326,329,394

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS®
INVESTMENT MANAGEMENT

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Aerospace - 0.3%
HEICO Corp.	9,150	$572,057

Airlines - 0.8%
Allegiant Travel Co.	35,360	$1,549,122

Apparel Manufacturers - 2.4%
Arezzo Industria e Comercio S.A. (a)	128,660	$1,792,800
Pandora A/S (a)	27,940	1,425,890
Phillips-Van Heusen Corp.	24,790	1,612,094

		$4,830,784

Biotechnology - 1.9%
Alimera Sciences, Inc. (a)	21,880	$170,664
Anacor Pharmaceuticals, Inc. (a)	104,010	719,749
Gen- Probe, Inc. (a)	29,410	1,951,354
Pacific Biosciences of California, Inc. (a)	42,580	598,249
SEQUENOM, Inc. (a)	84,650	535,835

		$3,975,851

Broadcasting - 1.2%
QuinStreet, Inc. (a)	106,040	$2,410,289

Brokerage & Asset Managers - 0.5%
Stifel Financial Corp. (a)	13,456	$966,006

Business Services - 5.1%
Calix, Inc. (a)	76,740	$1,558,589
Concur Technologies, Inc. (a)	36,410	2,018,935
Constant Contact, Inc. (a)	23,680	826,432
CoStar Group, Inc. (a)	17,120	1,073,082
FleetCor Technologies, Inc. (a)	89,790	2,932,541
LPS Brasil - Consultoria de Imoveis S.A.	24,600	577,086
Ultimate Software Group, Inc. (a)	23,910	1,404,713

		$10,391,378

Computer Software - 5.3%
Ariba, Inc. (a)	15,690	$535,657
Autonomy Corp. PLC (a)	56,932	1,451,238
Check Point Software Technologies Ltd. (a)	29,140	1,487,597
CommVault Systems, Inc. (a)	25,070	999,792
Nuance Communications, Inc. (a)	69,365	1,356,779
Red Hat, Inc. (a)	33,870	1,537,359
SolarWinds, Inc. (a)	82,360	1,932,166
SuccessFactors, Inc. (a)	39,280	1,535,455

		$10,836,043

Computer Software - Systems - 7.9%
BroadSoft, Inc. (a)	11,550	$550,820
Cornerstone OnDemand, Inc. (a)	49,180	896,551
DemandTec, Inc. (a)	72,590	955,284
IntraLinks Holdings, Inc. (a)	59,130	1,581,136
MICROS Systems, Inc. (a)	39,840	1,969,291
National Instruments Corp.	79,105	2,592,271
PROS Holdings, Inc. (a)	138,500	2,017,945
Qlik Technologies, Inc. (a)	82,920	2,155,920
SciQuest, Inc. (a)	112,140	1,628,273
ServiceSource International, Inc. (a)	71,560	871,601
Velti PLC (a)	65,210	820,994

		$16,040,086

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Construction - 5.2%
Beacon Roofing Supply, Inc. (a)	112,690	$2,306,764
Eagle Materials, Inc.	85,180	2,577,547
NVR, Inc. (a)	3,670	2,774,520
Owens Corning (a)	84,470	3,040,075

		$10,698,906

Consumer Products - 0.5%
L’Occitane International S.A. (a)	393,000	$969,042

Consumer Services - 0.5%
Anhanguera Educacional
Participacoes S.A.	43,400	$1,062,770

Electrical Equipment - 2.1%
Acuity Brands, Inc.	29,960	$1,752,360
Sensata Technologies Holding B.V. (a)	73,340	2,547,098

		$4,299,458

Electronics - 10.8%
Aeroflex Holding Corp. (a)	77,320	$1,407,997
Cymer, Inc. (a)	23,010	1,301,906
DynaVox, Inc., “A” (a)	133,820	738,686
Entegris, Inc. (a)	108,700	953,299
Fabrinet (a)	115,910	2,336,746
Hittite Microwave Corp. (a)	30,790	1,963,478
Inphi Corp. (a)	46,930	985,999
IPG Photonics Corp. (a)	44,740	2,580,603
NetLogic Microsystems, Inc. (a)	47,970	2,015,699
Stratasys, Inc. (a)	29,240	1,374,280
Teradyne, Inc. (a)	81,920	1,458,995
Varian Semiconductor Equipment Associates, Inc. (a)	47,650	2,319,126
Veeco Instruments, Inc. (a)	50,170	2,550,643

		$21,987,457

Energy - Independent - 4.7%
Cabot Oil & Gas Corp.	31,700	$1,679,149
Energy XXI (Bermuda) Ltd. (a)	62,122	2,118,360
Forest Oil Corp. (a)	47,480	1,796,168
Oasis Petroleum LLC (a)	30,800	973,896
Petrohawk Energy Corp. (a)	126,150	3,095,721

		$9,663,294

Food & Beverages - 1.5%
Green Mountain Coffee Roasters, Inc. (a)	48,240	$3,116,786

Forest & Paper Products - 1.3%
Universal Forest Products, Inc.	73,370	$2,689,011

Furniture & Appliances - 0.5%
SodaStream International Ltd. (a)	23,840	$1,044,430

Gaming & Lodging - 1.0%
Morgans Hotel Group Co. (a)	205,050	$2,009,490

General Merchandise - 0.5%
Lojas Renner S.A.	32,600	$1,056,083

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - 1.1%
Brazil Insurance Participacoes e
Administracao S.A. (a)	2,100	$2,315,254

Internet - 3.0%
Demand Media, Inc. (a)	22,270	$524,459
LogMeIn, Inc. (a)	15,050	634,508
OpenTable, Inc. (a)	4,880	518,988
Shutterfly, Inc. (a)	19,230	1,006,883
TechTarget, Inc. (a)	150,170	1,338,015
WebMD Health Corp. (a)	38,140	2,037,439

		$6,060,292

Leisure & Toys - 0.2%
Whistler Blackcomb Holdings, Inc. (z)	40,100	$485,998

Machinery & Tools - 5.8%
Charter International PLC	87,660	$1,136,243
Douglas Dynamics, Inc.	30,050	428,513
Finning International, Inc.	61,750	1,824,157
Flowserve Corp.	11,420	1,470,896
Herman Miller, Inc.	67,040	1,842,930
Polypore International, Inc. (a)	35,330	2,034,301
Regal Beloit Corp.	27,970	2,065,025
WABCO Holdings, Inc. (a)	16,900	1,041,716

		$11,843,781

Medical & Health Technology & Services - 8.2%
Allscripts Healthcare Solutions, Inc. (a)	84,770	$1,779,322
Amedisys, Inc. (a)	42,500	1,487,500
Brookdale Senior Living, Inc. (a)	123,480	3,457,440
Cerner Corp. (a)	18,300	2,034,960
DaVita, Inc. (a)	29,880	2,555,039
Gentiva Health Services, Inc. (a)	65,750	1,842,973
Health Management Associates, Inc., “A” (a)	190,450	2,075,905
IDEXX Laboratories, Inc. (a)	15,556	1,201,234
LifePoint Hospitals, Inc. (a)	5,560	223,401

		$16,657,774

Medical Equipment - 2.4%
DexCom, Inc. (a)	21,110	$327,627
Heartware International, Inc. (a)	5,380	460,151
Masimo Corp.	42,580	1,409,398
NxStage Medical, Inc. (a)	39,880	876,562
Uroplasty, Inc. (a)	47,760	315,694
Volcano Corp. (a)	39,470	1,010,432
Zoll Medical Corp. (a)	11,120	498,287

		$4,898,151

Metals & Mining - 0.2%
Globe Specialty Metals, Inc.	22,070	$502,313

Network & Telecom - 3.7%
Ciena Corp. (a)	56,240	$1,459,990
F5 Networks, Inc. (a)	25,440	2,609,381
Finisar Corp. (a)	62,130	1,528,398
Polycom, Inc. (a)	36,900	1,913,265

		$7,511,034

Oil Services - 1.4%
Dresser-Rand Group, Inc. (a)	53,000	$2,841,860

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - 4.1%
BankUnited, Inc.	53,200	$1,527,372
First Interstate BancSystem, Inc.	105,570	1,435,752
Metro Bancorp, Inc. (a)	97,990	1,210,177
PacWest Bancorp	71,610	1,557,518
TCF Financial Corp.	93,900	1,489,254
Zions Bancorporation	50,620	1,167,297

		$8,387,370

Precious Metals & Minerals - 0.5%
Stillwater Mining Co. (a)	45,410	$1,041,251

Railroad & Shipping - 0.8%
Kansas City Southern Co. (a)	31,440	$1,711,908

Real Estate - 1.6%
Chesapeake Lodging Trust, REIT	33,930	$590,721
Jones Lang LaSalle, Inc.	19,380	1,932,961
Pebblebrook Hotel Trust, REIT	35,380	783,667

		$3,307,349

Restaurants - 2.4%
P.F. Chang’s China Bistro, Inc.	59,120	$2,730,753
Red Robin Gourmet Burgers, Inc. (a)	61,740	1,660,806
Texas Roadhouse, Inc., “A”	33,900	575,961

		$4,967,520

Specialty Chemicals - 1.3%
Rockwood Holdings, Inc. (a)	52,280	$2,573,222

Specialty Stores - 4.5%
Blue Nile, Inc. (a)	28,330	$1,529,537
Citi Trends, Inc.	149,740	3,337,705
Monro Muffler Brake, Inc.	48,620	1,603,488
Urban Outfitters, Inc. (a)	92,280	2,752,712

		$9,223,442

Trucking - 3.5%
Atlas Air Worldwide Holdings, Inc. (a)	38,460	$2,681,431
Landstar System, Inc.	44,300	2,023,624
Swift Transportation Co. (a)	161,540	2,374,638

		$7,079,693

Total Common Stocks		$201,576,555

	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57 5/08/07	50,440	$0

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value		45	$45

Total Investments			$201,576,600

OTHER ASSETS, LESS LIABILITIES - 1.3%			2,722,827

NET ASSETS - 100.0%			$204,299,427

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS New Discovery Portfolio

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrants)	4/18/07	$70,840	$0
Whistler Blackcomb Holdings, Inc.	11/02/10	476,648	485,998

Total Restricted Securities			$485,998
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$183,666,822	$—	$—	$183,666,822
Brazil	6,803,994	—	—	6,803,994
United Kingdom	2,587,481	—	—	2,587,481
Israel	2,532,027	—	—	2,532,027
Canada	1,824,157	485,998	—	2,310,155
Denmark	1,425,889	—	—	1,425,889
Luxembourg	969,042	—	—	969,042
Ireland	820,994	—	—	820,994
Australia	460,151	—	—	460,151
Mutual Funds	45	—	—	45

Total Investments	$201,090,602	$485,998	—	$201,576,600

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$179,548,524

Gross unrealized appreciation	$26,291,583
Gross unrealized depreciation	(4,263,507)

Net unrealized appreciation (depreciation)	$22,028,076

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	334,228	15,975,685	(16,309,868)	45

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Porfolio	$—	$—	$227	$45

5

MFS INVESTMENT MANAGEMENT

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 100.0%
Aerospace - 1.3%
Honeywell International, Inc.	14,450	$862,810
Precision Castparts Corp.	8,180	1,203,932

		$2,066,742

Alcoholic Beverages - 1.2%
Heineken N.V.	34,514	$1,885,849

Apparel Manufacturers - 0.9%
Li & Fung Ltd.	80,000	$409,845
LVMH Moet Hennessy Louis Vuitton S.A.	1,484	234,919
NIKE, Inc., “B”	10,390	786,523

		$1,431,287

Automotive - 2.4%
Bayerische Motoren Werke AG	16,908	$1,407,768
DENSO Corp.	16,900	560,760
General Motors Co. (a)	10,560	327,677
Honda Motor Co. Ltd.	22,700	852,819
Johnson Controls, Inc.	9,840	409,049
Mando Corp.	2,727	431,318

		$3,989,391

Biotechnology - 0.5%
Gilead Sciences, Inc. (a)	20,370	$864,503

Broadcasting - 0.9%
Nippon Television Network Corp.	3,610	$513,420
Publicis Groupe S.A.	12,217	685,199
Viacom, Inc., “B”	7,520	349,830

		$1,548,449

Brokerage & Asset Managers - 2.5%
Aberdeen Asset Management PLC	124,522	$421,090
Affiliated Managers Group, Inc. (a)	8,240	901,209
BM&F Bovespa S.A.	94,400	685,168
Deutsche Boerse AG	13,008	987,191
Franklin Resources, Inc.	9,430	1,179,504

		$4,174,162

Business Services - 2.0%
Accenture Ltd., “A”	25,630	$1,408,881
Cielo S.A.	41,300	350,101
Cognizant Technology Solutions Corp., “A” (a)	12,150	989,010
Mitsubishi Corp.	18,000	499,663

		$3,247,655

Cable TV - 1.1%
Comcast Corp., “Special A”	33,250	$772,065
DIRECTV, “A” (a)	10,280	481,104
Virgin Media, Inc.	18,040	501,332

		$1,754,501

Chemicals - 1.6%
Celanese Corp.	26,720	$1,185,566
Ecolab, Inc.	6,660	339,793
Monsanto Co.	10,560	763,066
Nufarm Ltd. (a)	67,052	358,566

		$2,646,991

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - 1.9%
Autodesk, Inc. (a)	13,220	$583,134
Oracle Corp.	75,770	2,528,445

		$3,111,579

Computer Software - Systems - 5.4%
Acer, Inc.	397,679	$811,410
Apple, Inc. (a)(s)	12,900	4,495,005
EMC Corp. (a)	77,330	2,053,112
Hewlett-Packard Co.	30,880	1,265,154
Konica Minolta Holdings, Inc.	31,000	259,762

		$8,884,443

Conglomerates - 0.2%
Hutchison Whampoa Ltd.	35,000	$414,409

Construction - 1.1%
Anhui Conch Cement Co. Ltd.	94,000	$587,912
Corporacion GEO S.A.B. de C.V., “B” (a)	29,750	83,339
Duratex S.A.	7,800	82,412
Owens Corning (a)	18,600	669,414
Urbi Desarrollos Urbanos S.A. de C.V. (a)	156,550	365,366

		$1,788,443

Consumer Products - 2.1%
Avon Products, Inc.	52,390	$1,416,626
Procter & Gamble Co.	10,980	676,368
Reckitt Benckiser Group PLC	25,167	1,292,740

		$3,385,734

Containers - 0.3%
Graham Packaging Co., Inc. (a)	30,870	$538,064

Electrical Equipment - 2.9%
Danaher Corp. (s)	44,690	$2,319,411
Schneider Electric S.A.	5,675	969,938
Siemens AG	10,163	1,392,914

		$4,682,263

Electronics - 1.9%
Advanced Micro Devices, Inc. (a)	70,213	$603,832
ASML Holding N.V.	18,790	836,155
First Solar, Inc. (a)	4,670	751,123
Samsung Electronics Co. Ltd.	597	507,228
Samsung Electronics Co. Ltd., GDR	565	240,747
Taiwan Semiconductor Manufacturing Co. Ltd.	71,000	170,459

		$3,109,544

Energy - Independent - 3.7%
Apache Corp.	10,640	$1,392,989
Bankers Petroleum Ltd. (a)	73,035	655,394
CONSOL Energy, Inc.	7,020	376,483
EOG Resources, Inc.	5,890	698,024
INPEX Corp.	170	1,289,613
Occidental Petroleum Corp.	16,190	1,691,693

		$6,104,196

Energy - Integrated - 6.7%
BG Group PLC	34,852	$867,157

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Integrated - continued
BP PLC	256,931	$1,871,245
Chevron Corp. (s)	17,010	1,827,384
China Petroleum & Chemical Corp.	606,000	607,671
Exxon Mobil Corp.	32,270	2,714,875
Royal Dutch Shell PLC, “A”	83,990	3,050,439

		$10,938,771

Engineering - Construction - 2.3%
Fluor Corp.	32,250	$2,375,535
JGC Corp.	35,000	819,247
Keppel Corp. Ltd.	55,000	536,692

		$3,731,474

Food & Beverages - 3.0%
General Mills, Inc.	29,660	$1,084,073
Groupe Danone	39,263	2,564,887
Nestle S.A.	22,942	1,315,075

		$4,964,035

Food & Drug Stores - 1.3%
Lawson, Inc.	9,100	$438,699
Tesco PLC	180,080	1,100,649
Walgreen Co.	15,950	640,233

		$2,179,581

Gaming & Lodging - 0.5%
Sands China Ltd. (a)	336,400	$750,770

General Merchandise - 2.0%
Kohl’s Corp.	23,750	$1,259,700
Target Corp.	42,180	2,109,422

		$3,369,122

Insurance - 3.4%
ACE Ltd.	17,720	$1,146,484
Hiscox Ltd.	159,407	964,834
ING Groep N.V. (a)	110,942	1,404,194
MetLife, Inc.	30,920	1,383,052
Swiss Reinsurance Co.	13,279	759,729

		$5,658,293

Internet - 0.7%
Google, Inc., “A” (a)	1,990	$1,166,558

Machinery & Tools - 1.8%
Beml Ltd.	15,937	$243,710
Glory Ltd.	21,300	468,866
MAN SE	8,431	1,051,460
Schindler Holding AG	5,663	680,670
Sinotruk Hong Kong Ltd.	540,000	462,348

		$2,907,054

Major Banks - 9.6%
Bank of America Corp.	114,310	$1,523,752
BNP Paribas	25,002	1,828,688
Credit Suisse Group AG	30,630	1,301,567
Erste Group Bank AG	20,801	1,049,606
Goldman Sachs Group, Inc.	7,160	1,134,645
HSBC Holdings PLC	189,951	1,953,250
JPMorgan Chase & Co.	56,120	2,587,132
KBC Group N.V.	21,126	794,451

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
Sumitomo Mitsui Financial Group, Inc.	26,000	808,319
SunTrust Banks, Inc.	32,650	941,626
Toronto-Dominion Bank	13,575	1,201,377
Westpac Banking Corp.	27,780	699,104

		$15,823,517

Medical & Health Technology & Services - 0.8%
Miraca Holdings, Inc.	16,600	$635,622
Rhoen-Klinikum AG	28,142	610,207

		$1,245,829

Medical Equipment - 2.5%
Becton, Dickinson & Co.	9,850	$784,257
Medtronic, Inc.	33,130	1,303,666
St. Jude Medical, Inc.	22,640	1,160,526
Thermo Fisher Scientific, Inc. (a)	14,340	796,587

		$4,045,036

Metals & Mining - 3.8%
BHP Billiton PLC	46,914	$1,851,381
Iluka Resources Ltd.	94,166	1,295,428
Steel Authority of India Ltd.	112,771	428,881
Sumitomo Metal Industries Ltd.	163,000	364,487
Teck Resources Ltd., “B”	37,003	1,961,407
Usinas Siderurgicas de Minas Gerais S.A., IPS	25,500	308,471

		$6,210,055

Natural Gas - Distribution - 0.3%
Tokyo Gas Co. Ltd.	92,000	$420,293

Network & Telecom - 0.6%
Cisco Systems, Inc.	60,010	$1,029,172
Nortel Networks Corp. (a)	11,112	289

		$1,029,461

Oil Services - 2.1%
AMEC PLC	21,330	$408,216
Halliburton Co.	44,780	2,231,835
Schlumberger Ltd.	4,390	409,411
Technip	4,070	434,042

		$3,483,504

Other Banks & Diversified Financials - 5.0%
Banco Santander S.A., IEU	82,800	$1,004,159
Bank Rakyat Indonesia	1,696,500	1,120,284
China Construction Bank	2,023,860	1,896,747
ICICI Bank Ltd.	57,168	1,430,899
Sberbank of Russia	202,170	759,755
Visa, Inc., “A”	16,180	1,191,172
Zions Bancorporation	32,480	748,989

		$8,152,005

Pharmaceuticals - 4.1%
Abbott Laboratories	31,310	$1,535,756
Pfizer, Inc.	81,580	1,656,890
Roche Holding AG	10,017	1,430,844
Sanofi-Aventis	19,923	1,396,920
Teva Pharmaceutical Industries Ltd., ADR	14,790	742,014

		$6,762,424

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Precious Metals & Minerals - 0.6%
Anglo American Platinum Corp. Ltd.	2,499	$257,473
Newcrest Mining Ltd.	17,049	702,211

		$959,684

Railroad & Shipping - 0.8%
CSX Corp.	9,670	$760,062
East Japan Railway Co.	8,900	494,861

		$1,254,923

Restaurants - 0.9%
McDonald’s Corp.	19,170	$1,458,645

Special Products & Services - 0.0%
Hutchison Port Holdings Trust, IEU (a)	5,000	$4,950

Specialty Chemicals - 2.6%
Airgas, Inc.	14,820	$984,344
Akzo Nobel N.V.	26,033	1,788,619
Formosa Plastics Corp.	93,000	327,326
Linde AG	6,966	1,100,258

		$4,200,547

Specialty Stores - 1.2%
Abercrombie & Fitch Co., “A”	9,000	$528,300
Esprit Holdings Ltd.	144,322	662,372
Tiffany & Co.	13,030	800,563

		$1,991,235

Telecommunications - Wireless - 1.6%
Vivo Participacoes S.A., ADR	18,580	$750,260
Vodafone Group PLC	656,586	1,859,065

		$2,609,325

Telephone Services - 3.0%
American Tower Corp., “A” (a)	9,720	$503,690
AT&T, Inc.	34,720	1,062,432
China Unicom Ltd.	404,000	671,035
Royal KPN N.V.	102,187	1,740,729
Telecom Italia S.p.A.	346,891	533,401
Telecom Italia S.p.A.	345,292	464,391

		$4,975,678

Tobacco - 0.4%
Japan Tobacco, Inc.	206	$744,205

Trucking - 1.0%
Expeditors International of
Washington, Inc.	16,600	$832,324
Yamato Holdings Co. Ltd.	48,300	749,062

		$1,581,386

Utilities - Electric Power - 3.5%
American Electric Power Co., Inc.	18,800	$660,632
CEZ AS (a)	17,130	875,445
CMS Energy Corp.	78,880	1,549,203
Energias de Portugal S.A.	271,644	1,057,908
Fortum Corp.	29,853	1,013,688
Tractebel Energia S.A.	33,970	574,264

		$5,731,140

Total Common Stocks		$163,977,705

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market
Portfolio, 0.19%, at Net Asset
Value	8	$8

Total Investments		$163,977,713

SECURITIES SOLD SHORT - (0.6)%
Electrical Equipment - (0.3)%
Emerson Electric Co.	(7,500)	$(438,225)

Machinery & Tools - (0.3)%
Caterpillar, Inc.	(5,300)	$(590,155)

Total Securities Sold Short		$(1,028,380)

OTHER ASSETS, LESS LIABILITIES - 0.6%		965,526

NET ASSETS - 100.0%		$163,914,859

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2011, the value of securities pledged amounted to $975,013.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Research Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$163,977,705	$—	$—	$163,977,705
Mutual Funds	8	—	—	8

Total Investments	$163,977,713	$—	$—	$163,977,713

Short Sales	$(1,028,380)	$—	$—	$(1,028,380)

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Global Research Portfolio

Supplemental Information (Unaudited) 3/31/11- continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$140,867,279

Gross unrealized appreciation	$27,526,410
Gross unrealized depreciation	(4,415,976)

Net unrealized appreciation (depreciation)	$23,110,434

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20	5,036,852	(5,036,864)	8

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$72	$8

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United States	48.4%
United Kingdom	9.5%
Japan	6.1%
France	4.9%
Netherlands	4.7%
Germany	4.0%
Switzerland	3.3%
China	2.6%
Canada	2.3%
Other Countries	14.2%

5

MFS® INVESTMENT MANAGEMENT

MFS® Research International Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Alcoholic Beverages - 1.5%
Heineken N.V.	46,533	$2,542,569

Apparel Manufacturers - 1.4%
Li & Fung Ltd.	132,000	$676,244
LVMH Moet Hennessy Louis Vuitton S.A.	11,230	1,777,722

		$2,453,966

Automotive - 3.2%
Bayerische Motoren Werke AG	26,885	$2,238,458
DENSO Corp.	44,400	1,473,239
Honda Motor Co. Ltd.	48,300	1,814,589

		$5,526,286

Broadcasting - 1.7%
Nippon Television Network Corp.	7,970	$1,133,507
Publicis Groupe S.A.	31,802	1,783,636

		$2,917,143

Brokerage & Asset Managers - 1.7%
Aberdeen Asset Management PLC	136,828	$462,705
BM&F Bovespa S.A.	106,700	774,443
Deutsche Boerse AG	13,056	990,833
Nomura Holdings, Inc.	142,900	747,313

		$2,975,294

Business Services - 2.3%
Cognizant Technology Solutions Corp., “A” (a)	12,730	$1,036,222
Compass Group PLC	37,880	340,599
Mitsubishi Corp.	60,900	1,690,528
Nomura Research, Inc.	37,600	829,930

		$3,897,279

Chemicals - 0.9%
Monsanto Co.	7,930	$573,022
Nufarm Ltd. (a)	174,634	933,871

		$1,506,893

Computer Software - 0.7%
Dassault Systems S.A.	16,435	$1,263,107

Computer Software - Systems - 2.6%
Acer, Inc.	744,935	$1,519,939
Konica Minolta Holdings, Inc.	253,500	2,124,183
Ricoh Co. Ltd.	69,000	809,618

		$4,453,740

Conglomerates - 0.6%
Hutchison Whampoa Ltd.	93,000	$1,101,144

Construction - 0.2%
Urbi Desarrollos Urbanos S.A. de C.V. (a)	140,750	$328,491

Consumer Products - 1.2%
Kimberly-Clark de Mexico S.A. de C.V., “A”	56,960	$352,934
Reckitt Benckiser Group PLC	33,275	1,709,219

		$2,062,153

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 3.9%
Legrand S.A.	10,193	$424,048
Schneider Electric S.A.	14,994	2,562,688
Siemens AG	27,042	3,706,305

		$6,693,041

Electronics - 1.6%
Samsung Electronics Co. Ltd.	1,507	$1,280,390
Taiwan Semiconductor Manufacturing Co. Ltd.	632,804	1,519,255

		$2,799,645

Energy - Independent - 1.9%
Bankers Petroleum Ltd. (a)	76,791	$689,099
INPEX Corp.	350	2,655,085

		$3,344,184

Energy - Integrated - 6.2%
BG Group PLC	75,395	$1,875,913
BP PLC	365,435	2,661,487
China Petroleum & Chemical Corp.	764,000	766,107
Petroleo Brasileiro S.A., ADR	17,330	700,652
Royal Dutch Shell PLC, “A”	127,046	4,614,192

		$10,618,351

Engineering - Construction - 2.1%
JGC Corp.	75,000	$1,755,530
Keppel Corp. Ltd.	108,000	1,053,868
Outotec Oyj (l)	12,686	763,011

		$3,572,409

Food & Beverages - 4.2%
Groupe Danone	40,891	$2,671,238
Nestle S.A.	80,482	4,613,367

		$7,284,605

Food & Drug Stores - 2.1%
Lawson, Inc.	37,400	$1,803,006
Tesco PLC	290,237	1,773,928

		$3,576,934

Gaming & Lodging - 0.6%
Sands China Ltd. (a)	438,800	$979,304

Insurance - 4.2%
Amlin PLC	46,318	$283,616
China Pacific Insurance Co. Ltd.	240,800	1,012,291
Hiscox Ltd.	107,906	653,117
ING Groep N.V. (a)	224,942	2,847,093
SNS REAAL Groep N.V. (a)	130,400	738,287
Swiss Reinsurance Co.	31,174	1,783,553

		$7,317,957

Machinery & Tools - 2.9%
BEML Ltd.	17,810	$272,352
Glory Ltd.	57,500	1,265,719
KONE Oyj “B”	1,360	78,252
MAN SE	19,893	2,480,927
Schindler Holding AG	3,557	427,537
Sinotruk Hong Kong Ltd.	536,000	458,922

		$4,983,709

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - 12.0%
Bank of China Ltd.	1,859,000	$1,034,829
Barclays PLC	381,655	1,699,302
BNP Paribas	48,205	3,525,794
Credit Suisse Group AG	45,741	1,943,681
Erste Group Bank AG	27,754	1,400,450
HSBC Holdings PLC	428,495	4,406,178
Julius Baer Group Ltd.	23,544	1,021,735
KBC Group N.V.	26,733	1,005,305
Mitsubishi UFJ Financial Group, Inc.	166,400	768,185
Sumitomo Mitsui Financial Group, Inc.	57,900	1,800,065
Westpac Banking Corp.	82,100	2,066,106

		$20,671,630

Medical & Health Technology & Services - 2.0%
Diagnosticos da America S.A.	58,500	$752,458
Miraca Holdings, Inc.	35,000	1,340,166
Rhoen-Klinikum AG	58,569	1,269,960

		$3,362,584

Medical Equipment - 0.9%
Sonova Holding AG	5,766	$513,824
Synthes, Inc.	8,155	1,102,723

		$1,616,547

Metals & Mining - 5.2%
BHP Billiton PLC	92,666	$3,656,906
Iluka Resources Ltd.	171,637	2,361,185
Steel Authority of India Ltd.	108,704	413,414
Sumitomo Metal Industries Ltd.	203,000	453,931
Teck Resources Ltd., “B”	38,958	2,065,035

		$8,950,471

Natural Gas - Distribution - 0.8%
Tokyo Gas Co. Ltd.	314,000	$1,434,479

Network & Telecom - 1.0%
Ericsson, Inc., “B”	135,533	$1,747,871

Oil Services - 0.9%
AMEC PLC	40,870	$782,174
Technip	7,750	826,493

		$1,608,667

Other Banks & Diversified Financials - 5.5%
Aeon Credit Service Co. Ltd.	78,000	$1,073,696
Banco Santander Brasil S.A., ADR	108,910	1,335,237
China Construction Bank	1,366,880	1,281,030
HDFC Bank Ltd., ADR	5,910	1,004,345
ICICI Bank Ltd.	73,847	1,848,369
Komercni Banka A.S.	3,920	989,224
Sberbank of Russia	322,480	1,211,880
United Overseas Bank Ltd.	45,000	671,162

		$9,414,943

Pharmaceuticals - 4.8%
Bayer AG	21,332	$1,651,860
Roche Holding AG	21,470	3,066,809
Sanofi-Aventis	31,571	2,213,630
Santen, Inc.	35,300	1,406,823

		$8,339,122

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Precious Metals & Minerals - 0.7%
Newcrest Mining Ltd.	29,962	$1,234,069

Railroad & Shipping - 0.8%
East Japan Railway Co.	23,800	$1,323,335

Real Estate - 0.4%
Hang Lung Properties Ltd.	145,000	$634,726

Special Products & Services - 0.0%
Hutchison Port Holdings Trust, IEU (a)	10,800	$10,692

Specialty Chemicals - 4.2%
Akzo Nobel N.V.	46,261	$3,178,400
Chugoku Marine Paints Ltd.	51,000	427,350
Linde AG	17,293	2,731,375
Nippon Paint Co. Ltd.	42,000	281,750
Symrise AG	21,177	620,949

		$7,239,824

Specialty Stores - 1.3%
Esprit Holdings Ltd.	138,313	$634,794
Industria de Diseno Textil S.A.	11,484	921,497
Kingfisher PLC	160,110	631,590

		$2,187,881

Telecommunications - Wireless - 3.2%
KDDI Corp.	217	$1,343,532
Vivo Participacoes S.A., ADR	23,650	954,987
Vodafone Group PLC	1,117,655	3,164,541

		$5,463,060

Telephone Services - 2.7%
China Unicom Ltd.	778,000	$1,292,241
Royal KPN N.V.	120,055	2,045,105
Telecom Italia S.p.A.	365,155	561,485
Telecom Italia S.p.A.	511,607	688,072

		$4,586,903

Tobacco - 0.7%
Japan Tobacco, Inc.	354	$1,278,877

Trucking - 1.1%
Yamato Holdings Co. Ltd.	125,500	$1,946,321

Utilities - Electric Power - 3.6%
CEZ AS	26,157	$1,336,779
Cheung Kong Infrastructure Holdings Ltd.	63,000	297,645
Energias de Portugal S.A.	547,911	2,133,820
Fortum Corp.	30,006	1,018,887
Red Electrica de Espana	14,203	807,152
Tractebel Energia S.A.	35,340	597,424

		$6,191,707

Total Common Stocks		$171,441,913

MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	590,735	$590,735

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED- 0.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	604,039	$604,039

Total Investments	$172,636,687

OTHER ASSETS, LESS LIABILITIES - (0.2)%	(394,788)

NET ASSETS - 100.0%	$172,241,899

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$171,441,913	$—	$—	$171,441,913
Mutual Funds	1,194,774	—	—	1,194,774

Total Investments	$172,636,687	$—	$—	$172,636,687

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$163,226,592

Gross unrealized appreciation	$19,773,446
Gross unrealized depreciation	(10,363,351)

Net unrealized appreciation (depreciation)	$9,410,095

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Research International Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	101	10,369,705	(9,779,071)	590,735

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$292	$590,735

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

Japan	19.1%
United Kingdom	16.6%
France	9.9%
Germany	9.1%
Switzerland	8.4%
Netherlands	6.6%
Australia	3.8%
China	3.4%
Brazil	3.0%
Other Countries	20.1%

5

MFS® INVESTMENT MANAGEMENT

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 95.7%
Aerospace - 0.5%
BE Aerospace, Inc., 8.5%, 2018	$45,000	$49,804
Bombardier, Inc., 7.5%, 2018 (n)	85,000	91,800
CPI International Acquisition, Inc., 8%, 2018 (z)	10,000	10,050
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	55,000	46,613
Huntington Ingalls Industries, Inc., 7.125%, 2021 (z)	45,000	46,913

		$245,180

Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 8%, 2016	$50,000	$54,188
Hanesbrands, Inc., 6.375%, 2020	20,000	19,500
Phillips-Van Heusen Corp., 7.375%, 2020	55,000	58,163

		$131,851

Asset-Backed & Securitized - 5.2%
Anthracite Ltd., CDO, 6%, 2037 (z)	$200,000	$150,000
ARCap REIT, Inc., CDO, “H”, FRN, 6.054%, 2045 (q)(z)	200,000	5,500
Bank of Nova Scotia, 1.45%, 2013 (n)	240,000	240,570
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040 (z)	183,366	102,964
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	19,137	19,329
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	160,000	161,504
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	84,411	88,145
Compagnie de Financement Foncier, FRN, 1.053%, 2012 (n)	400,000	399,520
Crest Ltd., “A1” CDO, FRN, 0.788%, 2018 (z)	142,242	130,862
Crest Ltd., CDO, 7%, 2040	284,425	14,221
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	138,046	138,657
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	2,803	2,410
Falcon Franchise Loan LLC, FRN, 3.5%, 2023 (i)(z)	331,751	19,905
Falcon Franchise Loan LLC, FRN, 3.947%, 2025 (i)(z)	522,259	40,997
First Union-Lehman Brothers Bank of America, FRN, 0.373%, 2035 (i)	2,088,058	35,116
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	78,681	81,463
GMAC LLC, FRN, 6.02%, 2033 (z)	172,941	178,938
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	150,000	157,157
Morgan Stanley Capital I, Inc., FRN, 1.39%, 2039 (i)(z)	1,548,809	42,592
Prudential Securities Secured Financing Corp., FRN, 7.223%, 2013 (z)	411,000	412,189

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Salomon Brothers Mortgage Securities, Inc., FRN, 7.08%, 2032 (z)	$210,129	$220,020

		$2,642,059

Automotive - 1.3%
Accuride Corp., 9.5%, 2018	$50,000	$55,625
Allison Transmission, Inc., 11%, 2015 (n)	80,000	86,800
Ford Motor Credit Co. LLC, 12%, 2015	330,000	415,355
General Motors Corp., 7.125%, 2013 (d)	69,000	19,320
Goodyear Tire & Rubber Co., 10.5%, 2016	75,000	84,000
UCI International, Inc., 8.625%, 2019 (z)	10,000	10,500

		$671,600

Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$55,000	$60,569

Broadcasting - 2.5%
Allbritton Communications Co., 8%, 2018	$45,000	$47,475
CBS Corp., 5.75%, 2020	40,000	42,306
Citadel Broadcasting Corp., 7.75%, 2018 (z)	5,000	5,419
Entravision Communications Corp., 8.75%, 2017	10,000	10,650
Gray Television, Inc., 10.5%, 2015	15,000	15,956
Intelsat Bermuda Ltd., 11.25%, 2017	45,000	49,163
Intelsat Jackson Holdings Ltd., 9.5%, 2016	180,000	189,900
Lamar Media Corp., “C”, 6.625%, 2015	55,000	56,100
LBI Media, Inc., 8.5%, 2017 (z)	55,000	45,513
Local TV Finance LLC, 9.25%, 2015 (p)(z)	76,186	74,091
NBC Universal, Inc., 5.95%, 2041 (n)	161,000	154,281
Newport Television LLC, 13%, 2017 (n)(p)	23,351	23,319
News America, Inc., 6.4%, 2035	220,000	226,347
News America, Inc., 6.9%, 2039	47,000	51,030
Nexstar Broadcasting, Inc., 7%, 2014 (p)	89,998	87,523
Nexstar Broadcasting, Inc., 7%, 2014	30,000	29,288
Salem Communications Corp., 9.625%, 2016	7,000	7,560
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	25,000	27,875
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	5,000	5,288
SIRIUS XM Radio, Inc., 13%, 2013 (z)	30,000	35,625
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	30,000	33,750
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	35,000	36,925

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
Univision Communications, Inc., 12%, 2014 (n)	$11,000	$11,880
Univision Communications, Inc., 7.875%, 2020 (n)	20,000	21,150

		$1,288,414

Brokerage & Asset Managers - 0.9%
E*TRADE Financial Corp., 7.875%, 2015	$40,000	$40,500
E*TRADE Financial Corp., 12.5%, 2017	25,000	29,813
Janus Capital Group, Inc., 6.7%, 2017	70,000	75,446
TD AMERITRADE Holding Corp., 5.6%, 2019	310,000	328,048

		$473,807

Building - 1.3%
Building Materials Holding Corp., 6.875%, 2018 (n)	$20,000	$20,450
Building Materials Holding Corp., 7%, 2020 (n)	20,000	20,750
CRH PLC, 8.125%, 2018	120,000	141,233
Lafarge S.A., 6.15%, 2011	330,000	334,898
Nortek, Inc., 11%, 2013	50,288	53,180
Nortek, Inc., 10%, 2018 (n)	10,000	10,775
Owens Corning, 9%, 2019	65,000	76,821

		$658,107

Business Services - 0.5%
Interactive Data Corp., 10.25%, 2018 (n)	$50,000	$56,125
Iron Mountain, Inc., 6.625%, 2016	60,000	60,300
Iron Mountain, Inc., 8.375%, 2021	25,000	27,063
SunGard Data Systems, Inc., 10.25%, 2015	91,000	95,550
SunGard Data Systems, Inc., 7.375%, 2018 (n)	20,000	20,450
SunGard Data Systems, Inc., 7.625%, 2020 (n)	10,000	10,275

		$269,763

Cable TV - 2.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$10,000	$10,550
Cablevision Systems Corp., 8.625%, 2017	35,000	38,938
CCH II LLC, 13.5%, 2016	55,000	65,863
CCO Holdings LLC, 7.875%, 2018	85,000	90,313
CCO Holdings LLC, 8.125%, 2020	30,000	32,625
Cequel Communications Holdings, 8.625%, 2017 (z)	15,000	15,638
Charter Communications Operating LLC, 10.875%, 2014 (n)	35,000	39,200
CSC Holdings LLC, 8.5%, 2014	80,000	89,700
CSC Holdings LLC, 8.5%, 2015	25,000	27,313
DIRECTV Holdings LLC, 5.875%, 2019	70,000	75,682
Insight Communications Co., Inc., 9.375%, 2018 (n)	40,000	44,400
Mediacom LLC, 9.125%, 2019	55,000	58,850
Myriad International Holdings B.V., 6.375%, 2017 (n)	128,000	135,194

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
TCI Communications, Inc., 9.8%, 2012	$245,000	$263,444
Time Warner Cable, Inc., 8.25%, 2019	190,000	231,464
Videotron LTEE, 6.875%, 2014	35,000	35,481
Virgin Media Finance PLC, 9.125%, 2016	100,000	106,000

		$1,360,655

Chemicals - 2.3%
Ashland, Inc., 9.125%, 2017	$65,000	$74,588
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	30,000	30,900
Dow Chemical Co., 8.55%, 2019	260,000	328,651
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	70,000	74,025
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	10,000	10,369
Huntsman International LLC, 8.625%, 2021 (n)	80,000	87,200
Lyondell Chemical Co., 11%, 2018	143,356	160,917
Momentive Performance Materials, Inc., 12.5%, 2014	65,000	72,150
Momentive Performance Materials, Inc., 11.5%, 2016	96,000	102,960
Polypore International, Inc., 7.5%, 2017 (z)	35,000	36,750
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	100,000	101,967
Solutia, Inc., 7.875%, 2020	60,000	65,100

		$1,145,577

Computer Software - 0.3%
Oracle Corp., 5.375%, 2040 (n)	$103,000	$100,252
Syniverse Holdings, Inc., 9.125%, 2019 (z)	35,000	37,100

		$137,352

Computer Software - Systems - 0.1%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$45,000	$49,556

Conglomerates - 0.3%
Amsted Industries, Inc., 8.125%, 2018 (n)	$50,000	$53,313
Griffon Corp., 7.125%, 2018 (z)	25,000	25,438
Pinafore LLC, 9%, 2018 (n)	65,000	70,525

		$149,276

Consumer Products - 0.7%
ACCO Brands Corp., 10.625%, 2015	$5,000	$5,638
ACCO Brands Corp., 7.625%, 2015	25,000	25,500
Easton-Bell Sports, Inc., 9.75%, 2016	45,000	50,625
Elizabeth Arden, Inc., 7.375%, 2021	35,000	36,531
Jarden Corp., 7.5%, 2017	55,000	58,713
Libbey Glass, Inc., 10%, 2015	41,000	44,690

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Consumer Products - continued
Visant Corp., 10%, 2017	$40,000	$43,200
Whirlpool Corp., 8%, 2012	91,000	96,978

		$361,875

Consumer Services - 0.9%
KAR Holdings, Inc., 10%, 2015	$11,000	$11,591
Realogy Corp., 10.5%, 2014	25,000	25,375
Service Corp. International, 7%, 2017	135,000	144,450
Service Corp. International, 7%, 2019	10,000	10,500
Ticketmaster Entertainment, Inc., 10.75%, 2016	40,000	43,700
Western Union Co., 5.4%, 2011	230,000	236,761

		$472,377

Containers - 0.6%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$100,000	$103,375
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	5,000	5,363
Greif, Inc., 6.75%, 2017	125,000	131,875
Owens-Illinois, Inc., 7.375%, 2016	35,000	38,369
Packaging Dynamics Corp., 8.75%, 2016 (z)	20,000	20,450

		$299,432

Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$226,982
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	67,387
ManTech International Corp., 7.25%, 2018	45,000	47,250
MOOG, Inc., 7.25%, 2018	25,000	26,563

		$368,182

Electronics - 0.2%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$25,000	$28,000
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	35,000	38,325
Jabil Circuit, Inc., 7.75%, 2016	50,000	56,750

		$123,075

Emerging Market Quasi-Sovereign - 2.0%
IIRSA Norte Finance Ltd., 8.75%, 2024	$129,937	$144,879
Petrobras International Finance Co., 7.875%, 2019	117,000	137,368
Petrobras International Finance Co., 6.75%, 2041	73,000	75,205
Petroleos Mexicanos, 5.5%, 2021	106,000	107,590
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	210,125	225,254
VEB Finance Ltd., 6.902%, 2020 (n)	132,000	142,058
VTB Capital S.A., 6.551%, 2020 (n)	190,000	192,603

		$1,024,957

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Sovereign - 1.0%
Republic of Argentina, FRN, 0.467%, 2012	$75,725	$73,396
Republic of Hungary, 6.375%, 2021	172,000	172,172
Republic of Philippines, 6.375%, 2034	100,000	105,250
Republic of South Africa, 5.5%, 2020	113,000	119,639
United Mexican States, 5.95%, 2019	6,000	6,687
United Mexican States, 5.75%, 2110	10,000	9,010

		$486,154

Energy - Independent - 2.9%
Anadarko Petroleum Corp., 5.95%, 2016	$160,000	$173,982
Bill Barrett Corp., 9.875%, 2016	40,000	45,000
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	45,000	47,700
Chaparral Energy, Inc., 8.875%, 2017	40,000	42,000
Chesapeake Energy Corp., 6.875%, 2020	40,000	43,200
Concho Resources, Inc., 8.625%, 2017	15,000	16,575
Denbury Resources, Inc., 8.25%, 2020	50,000	55,875
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	50,000	53,500
Harvest Operations Corp., 6.875%, 2017 (n)	55,000	57,063
Hilcorp Energy I LP, 9%, 2016 (n)	85,000	89,038
Linn Energy LLC, 8.625%, 2020 (n)	20,000	22,200
Linn Energy LLC, 7.75%, 2021 (n)	37,000	39,498
MEG Energy Corp., 6.5%, 2021 (z)	5,000	5,081
Newfield Exploration Co., 6.625%, 2014	60,000	61,350
Newfield Exploration Co., 6.625%, 2016	25,000	25,844
OPTI Canada, Inc., 9.75%, 2013 (n)	40,000	40,100
OPTI Canada, Inc., 8.25%, 2014	95,000	50,706
Penn Virginia Corp., 10.375%, 2016	50,000	56,500
Pioneer Natural Resources Co., 6.875%, 2018	55,000	59,700
Pioneer Natural Resources Co., 7.5%, 2020	50,000	56,311
Plains Exploration & Production Co., 7%, 2017	95,000	98,088
QEP Resources, Inc., 6.875%, 2021	55,000	57,750
Quicksilver Resources, Inc., 8.25%, 2015	55,000	57,613
Quicksilver Resources, Inc., 9.125%, 2019	45,000	48,994
Range Resources Corp., 8%, 2019	35,000	38,588
SandRidge Energy, Inc., 8%, 2018 (n)	80,000	83,800

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
Talisman Energy, Inc., 7.75%, 2019	$20,000	$24,404

		$1,450,460

Energy - Integrated - 1.2%
BP Capital Markets PLC, 4.5%, 2020	$46,000	$45,648
BP Capital Markets PLC, 4.742%, 2021	130,000	130,242
Cenovus Energy, Inc., 4.5%, 2014	60,000	64,427
Hess Corp., 8.125%, 2019	60,000	75,321
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	100,000	114,250
Petro-Canada, 5%, 2014	170,000	183,356

		$613,244

Entertainment - 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$55,000	$59,675
AMC Entertainment, Inc., 9.75%, 2020 (z)	25,000	26,750
Cinemark USA, Inc., 8.625%, 2019	75,000	81,938
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)	20,000	21,400

		$189,763

Financial Institutions - 2.8%
CIT Group, Inc., 5.25%, 2014 (z)	$70,000	$70,613
CIT Group, Inc., 7%, 2014	65,000	66,219
CIT Group, Inc., 7%, 2016	85,000	85,106
CIT Group, Inc., 7%, 2017	200,000	200,250
CIT Group, Inc., 6.625%, 2018 (z)	53,000	53,795
General Electric Capital Corp., 6%, 2019	50,000	54,588
General Electric Capital Corp., 5.5%, 2020	110,000	116,382
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	54,000	55,485
General Electric Capital Corp., FRN, 0.434%, 2012	170,000	169,676
GMAC, Inc., 8%, 2031	30,000	32,700
International Lease Finance Corp., 9%, 2017 (n)	70,000	78,750
International Lease Finance Corp., 7.125%, 2018 (n)	69,000	74,141
International Lease Finance Corp., 8.25%, 2020	10,000	10,963
Nationstar Mortgage LLC, 10.875%, 2015 (z)	35,000	36,050
ORIX Corp., 5.48%, 2011	200,000	205,004
SLM Corp., 8.45%, 2018	25,000	28,000
SLM Corp., 8%, 2020	95,000	103,550

		$1,441,272

Food & Beverages - 1.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$220,000	$270,668
ARAMARK Corp., 8.5%, 2015	50,000	52,125
B&G Foods, Inc., 7.625%, 2018	35,000	37,713
Constellation Brands, Inc., 7.25%, 2016	25,000	27,031
Kraft Foods, Inc., 6.125%, 2018	170,000	190,115

Issuer	Shares/Par	Value ($)
BONDS - continued
Food & Beverages - continued
Pinnacle Foods Finance LLC, 9.25%, 2015	$65,000	$67,844
Pinnacle Foods Finance LLC, 10.625%, 2017	20,000	21,450
TreeHouse Foods, Inc., 7.75%, 2018	45,000	48,488
Tyson Foods, Inc., 6.85%, 2016	120,000	134,100

		$849,534

Forest & Paper Products - 1.0%
Boise, Inc., 8%, 2020	$45,000	$48,600
Cascades, Inc., 7.75%, 2017	35,000	36,969
Georgia-Pacific Corp., 7.125%, 2017 (n)	60,000	63,675
Georgia- Pacific Corp., 8%, 2024	25,000	28,563
Georgia-Pacific Corp., 7.25%, 2028	15,000	15,675
Graphic Packaging Holding Co., 7.875%, 2018	30,000	32,138
Inversiones CMPC S.A., 4.75%, 2018 (n)	136,000	133,815
Millar Western Forest Products Ltd., 7.75%, 2013	60,000	60,825
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	106,000

		$526,260

Gaming & Lodging - 2.1%
American Casinos, Inc., 7.5%, 2021 (z)	$35,000	$34,694
Firekeepers Development Authority, 13.875%, 2015 (n)	65,000	77,025
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	95,000	475
Gaylord Entertainment Co., 6.75%, 2014	65,000	66,056
GWR Operating Partnership LLP, 10.875%, 2017	25,000	27,094
Harrah’s Operating Co., Inc., 11.25%, 2017	55,000	62,494
Harrah’s Operating Co., Inc., 10%, 2018	4,000	3,650
Harrah’s Operating Co., Inc., 10%, 2018	57,000	52,013
Host Hotels & Resorts, Inc., 6.75%, 2016	45,000	46,406
Host Hotels & Resorts, Inc., 9%, 2017	50,000	56,375
Marriott International, Inc., 5.625%, 2013	120,000	128,379
MGM Mirage, 10.375%, 2014	5,000	5,725
MGM Mirage, 11.125%, 2017	20,000	22,900
MGM Resorts International, 11.375%, 2018	35,000	38,850
MGM Resorts International, 9%, 2020	45,000	49,331
Penn National Gaming, Inc., 8.75%, 2019	50,000	55,188
Station Casinos, Inc., 6.5%, 2014 (d)	150,000	15
Station Casinos, Inc., 6.875%, 2016 (d)	140,000	14

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - continued
Wyndham Worldwide Corp., 6%, 2016	$90,000	$95,368
Wyndham Worldwide Corp., 5.75%, 2018	140,000	145,061
Wyndham Worldwide Corp., 7.375%, 2020	50,000	55,158
Wynn Las Vegas LLC, 7.75%, 2020	40,000	42,400

		$1,064,671

Industrial - 0.5%
Altra Holdings, Inc., 8.125%, 2016	$35,000	$37,538
Diversey, Inc., 8.25%, 2019	30,000	32,175
Mueller Water Products, Inc., 7.375%, 2017	35,000	34,213
Mueller Water Products, Inc., 8.75%, 2020	25,000	27,813
Steelcase, Inc., 6.5%, 2011	117,000	119,108

		$250,847

Insurance - 3.0%
Aflac, Inc., 6.45%, 2040	$120,000	$120,440
Allianz AG, 5.5% to 2014, FRN to 2049	EUR 248,000	347,072
American International Group, Inc., 8.175% to 2038, FRN to 2068	$50,000	53,813
ING Groep N.V., 5.775% to 2015, FRN to 2049	290,000	268,250
Metropolitan Life Global Funding, 2.875%, 2012 (n)	160,000	163,158
Metropolitan Life Global Funding, 5.125%, 2014 (n)	80,000	86,703
Principal Financial Group, Inc., 8.875%, 2019	130,000	165,235
Prudential Financial, Inc., 6.2%, 2015	130,000	143,476
Unum Group, 7.125%, 2016	160,000	180,373

		$1,528,520

Insurance - Property & Casualty - 2.0%
Aon Corp., 3.5%, 2015	$140,000	$140,490
AXIS Capital Holdings Ltd., 5.75%, 2014	205,000	220,243
AXIS Capital Holdings Ltd., 5.875%, 2020	50,000	50,298
CNA Financial Corp., 5.875%, 2020	160,000	165,202
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	80,000	104,000
PartnerRe Ltd., 5.5%, 2020	107,000	107,113
Travelers Cos., Inc., 3.9%, 2020	220,000	208,572
USI Holdings Corp., 9.75%, 2015 (z)	40,000	41,000

		$1,036,918

International Market Quasi-Sovereign - 2.9%
Bank of Ireland, 2.75%, 2012 (n)	$130,000	$123,503
Canada Housing Trust, 4.6%, 2011 (n)	CAD 120,000	125,694
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	$230,000	263,669
ING Bank N.V., 3.9%, 2014 (n)	190,000	201,429

Issuer		Shares/Par	Value ($)
BONDS - continued
International Market Quasi-Sovereign - continued
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		$400,000	$350,000
LeasePlan Corp. N.V., 3%, 2012 (n)		90,000	92,226
Swedbank AB, 2.8%, 2012 (n)		100,000	101,840
Vestjysk Bank A/S, FRN, 0.859%, 2013 (n)		130,000	130,970
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	105,280

			$1,494,611

International Market Sovereign - 13.0%
Federal Republic of Germany, 3.75%, 2015	EUR	291,000	$433,104
Federal Republic of Germany, 4.25%, 2018	EUR	346,000	526,701
Federal Republic of Germany, 6.25%, 2030	EUR	141,000	263,354
Government of Canada, 4.5%, 2015	CAD	92,000	102,281
Government of Canada, 4.25%, 2018	CAD	48,000	53,262
Government of Canada, 5.75%, 2033	CAD	17,000	22,743
Government of Japan, 1.5%, 2012	JPY	21,000,000	256,509
Government of Japan, 1.3%, 2014	JPY	45,700,000	567,747
Government of Japan, 1.7%, 2017	JPY	64,300,000	821,293
Government of Japan, 2.2%, 2027	JPY	20,650,000	259,830
Government of Japan, 2.4%, 2037	JPY	21,800,000	275,072
Kingdom of Belgium, 5.5%, 2017	EUR	63,000	97,533
Kingdom of Spain, 4.6%, 2019	EUR	70,000	96,295
Kingdom of the Netherlands, 3.75%, 2014	EUR	309,000	457,489
Kingdom of the Netherlands, 5.5%, 2028	EUR	38,000	64,307
Republic of Austria, 4.65%, 2018	EUR	150,000	228,290
Republic of France, 4.75%, 2012	EUR	141,000	208,893
Republic of France, 6%, 2025	EUR	118,000	204,528
Republic of France, 4.75%, 2035	EUR	160,000	245,815
Republic of Italy, 4.75%, 2013	EUR	287,000	421,663
Republic of Italy, 5.25%, 2017	EUR	302,000	452,146
United Kingdom Treasury, 8%, 2015	GBP	146,000	291,490
United Kingdom Treasury, 8%, 2021	GBP	55,000	120,316
United Kingdom Treasury, 4.25%, 2036	GBP	77,000	121,347

			$6,592,008

Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$160,000	$162,005
Province of Ontario, 5.45%, 2016		145,000	163,955

			$325,960

Machinery & Tools - 0.8%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$226,701
Case Corp., 7.25%, 2016		25,000	27,313
Case New Holland, Inc., 7.875%, 2017 (n)		100,000	111,125
Rental Service Corp., 9.5%, 2014		28,000	29,330

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Machinery & Tools - continued
RSC Equipment Rental, Inc., 8.25%, 2021 (z)	$20,000	$20,800

		$415,269

Major Banks - 5.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$460,000	$354,200
Bank of America Corp., 7.375%, 2014	65,000	73,406
Bank of America Corp., 8% to 2018, FRN to 2049	120,000	129,044
Barclays Bank PLC, 5.125%, 2020	130,000	132,250
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	108,000	103,680
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	96,000
Commonwealth Bank of Australia, 5%, 2019 (n)	140,000	144,570
Credit Suisse New York, 5.5%, 2014	130,000	142,494
Goldman Sachs Group, Inc., 6%, 2014	90,000	98,828
Intesa Sanpaolo S.p.A., FRN, 2.712%, 2014 (n)	100,000	101,283
JPMorgan Chase Capital XXII, 6.45%, 2037	110,000	110,704
JPMorgan Chase Capital XXVII, 7%, 2039	30,000	30,911
Macquarie Group Ltd., 6%, 2020 (n)	171,000	172,093
Merrill Lynch & Co., Inc., 6.4%, 2017	90,000	98,107
Morgan Stanley, 6%, 2014	100,000	108,785
Morgan Stanley, 7.3%, 2019	100,000	112,476
Morgan Stanley, 5.625%, 2019	100,000	102,134
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	125,000	116,875
Standard Chartered PLC, 3.85%, 2015 (n)	150,000	153,505
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	175,111
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	78,000	85,410

		$2,641,866

Medical & Health Technology & Services - 3.5%
Biomet, Inc., 10%, 2017	$5,000	$5,481
Biomet, Inc., 10.375%, 2017 (p)	25,000	27,469
Biomet, Inc., 11.625%, 2017	85,000	94,775
Cardinal Health, Inc., 5.8%, 2016	201,000	223,399
Community Health Systems, Inc., 8.875%, 2015	115,000	121,325
Davita, Inc., 6.375%, 2018	45,000	45,450
Davita, Inc., 6.625%, 2020	20,000	20,250
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	35,000	40,119
HCA, Inc., 9.25%, 2016	255,000	274,444
HCA, Inc., 8.5%, 2019	40,000	44,400
HealthSouth Corp., 8.125%, 2020	90,000	97,425
Hospira, Inc., 6.05%, 2017	100,000	110,820
McKesson Corp., 5.7%, 2017	90,000	99,676

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
Owens & Minor, Inc., 6.35%, 2016	$170,000	$174,419
Tenet Healthcare Corp., 9.25%, 2015	85,000	93,606
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,731
United Surgical Partners International, Inc., 9.25%, 2017 (p)	25,000	26,438
Universal Hospital Services, Inc., 8.5%, 2015 (p)	85,000	88,719
Universal Hospital Services, Inc., FRN, 3.834%, 2015	20,000	19,400
Vanguard Health Systems, Inc., 8%, 2018	60,000	61,425
VWR Funding, Inc., 10.25%, 2015 (p)	69,500	73,496

		$1,758,267

Metals & Mining - 1.7%
ArcelorMittal, 5.5%, 2021	$310,000	$305,476
Arch Coal, Inc., 7.25%, 2020	20,000	21,450
Arch Western Finance LLC, 6.75%, 2013	26,000	26,260
Cloud Peak Energy, Inc., 8.25%, 2017	55,000	59,950
Cloud Peak Energy, Inc., 8.5%, 2019	70,000	77,525
Consol Energy, Inc., 8%, 2017	35,000	38,325
Consol Energy, Inc., 8.25%, 2020	20,000	22,175
Novelis, Inc., 8.375%, 2017 (n)	25,000	27,063
Novelis, Inc., 8.75%, 2020 (n)	10,000	11,000
Southern Copper Corp., 6.75%, 2040	104,000	104,539
Vale Overseas Ltd., 4.625%, 2020	100,000	97,539
Vale Overseas Ltd., 6.875%, 2039	51,000	54,514

		$845,816

Mortgage-Backed - 0.6%
Fannie Mae, 6.5%, 2032 (f)	$118,631	$134,199
Freddie Mac, 4.224%, 2020	146,497	146,756

		$280,955

Natural Gas - Distribution - 0.2%
AmeriGas Partners LP, 7.125%, 2016	$85,000	$88,188
Ferrellgas Partners LP, 8.625%, 2020	36,000	39,060

		$127,248

Natural Gas - Pipeline - 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$30,000	$31,219
Atlas Pipeline Partners LP, 8.75%, 2018	40,000	43,000
Crosstex Energy, Inc., 8.875%, 2018	50,000	54,500
El Paso Corp., 7%, 2017	75,000	83,940
El Paso Corp., 7.75%, 2032	25,000	28,015
Energy Transfer Equity LP, 7.5%, 2020	85,000	92,438
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	33,000	35,640

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	$20,000	$20,750
Kinder Morgan Energy Partners, 5.85%, 2012	143,000	152,105
Kinder Morgan Energy Partners LP, 6.375%, 2041	190,000	191,640
Spectra Energy Capital LLC, 8%, 2019	164,000	199,404

		$932,651

Network & Telecom - 2.2%
AT&T, Inc., 5.5%, 2018	$150,000	$163,739
Cincinnati Bell, Inc., 8.25%, 2017	15,000	15,113
Cincinnati Bell, Inc., 8.75%, 2018	40,000	37,750
Citizens Communications Co., 9%, 2031	20,000	20,450
France Telecom, 4.375%, 2014	120,000	128,900
Frontier Communications Corp., 8.5%, 2020	45,000	48,769
Qwest Communications International, Inc., 8%, 2015	20,000	22,075
Qwest Communications International, Inc., 7.125%, 2018 (n)	50,000	53,938
Qwest Corp., 7.5%, 2014	140,000	159,950
Telefonica S.A., 5.877%, 2019	150,000	157,736
Verizon Communications, Inc., 8.75%, 2018	140,000	179,122
Verizon New England, Inc., 6.5%, 2011	80,000	82,140
Windstream Corp., 8.125%, 2018	10,000	10,675
Windstream Corp., 7.75%, 2020	25,000	25,688
Windstream Corp., 7.75%, 2021 (z)	15,000	15,244

		$1,121,289

Oil Services - 0.3%
Edgen Murray Corp., 12.25%, 2015	$30,000	$29,438
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	30,000	30,375
Pioneer Drilling Co., 9.875%, 2018	65,000	69,875

		$129,688

Other Banks & Diversified Financials - 4.7%
Alfa Bank, 7.875%, 2017 (n)	$100,000	$105,750
Banco de Credito del Peru, 4.75%, 2016 (z)	129,000	127,065
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	100,000	99,370
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	203,000	208,350
Bosphorus Financial Services Ltd., FRN, 2.113%, 2012 (z)	50,000	49,437
Capital One Financial Corp., 8.8%, 2019	250,000	314,340
Capital One Financial Corp., 10.25%, 2039	160,000	173,600
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	60,000	62,400
Citigroup, Inc., 6.375%, 2014	120,000	132,653
Citigroup, Inc., 6.01%, 2015	100,000	109,282

Issuer	Shares/Par	Value ($)
BONDS - continued
Other Banks & Diversified Financials - continued
Citigroup, Inc., 8.5%, 2019	$88,000	$108,581
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	157,000	176,134
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	200,000	200,197
Santander UK PLC, 8.963% to 2030, FRN to 2049	73,000	79,935
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	192,981
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	266,625

		$2,406,700

Pharmaceuticals - 0.9%
Celgene Corp., 3.95%, 2020	$160,000	$150,984
Roche Holdings, Inc., 6%, 2019 (n)	200,000	226,694
Teva Pharmaceutical Finance LLC, 5.55%, 2016	87,000	96,842
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	2,000	1,970

		$476,490

Pollution Control - 0.7%
Allied Waste North America, Inc., 7.125%, 2016	$205,000	$213,969
Republic Services, Inc., 5.25%, 2021	130,000	136,091

		$350,060

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$6,759	$6,928
McClatchy Co., 11.5%, 2017	30,000	33,750
Nielsen Finance LLC, 11.5%, 2016	26,000	30,615
Nielsen Finance LLC, 7.75%, 2018 (n)	20,000	21,450

		$92,743

Railroad & Shipping - 0.3%
Kansas City Southern Railway, 8%, 2015	$70,000	$75,950
Panama Canal Railway Co., 7%, 2026 (n)	93,800	84,401

		$160,351

Real Estate - 1.3%
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	$45,000	$48,600
HCP, Inc., REIT, 5.375%, 2021	141,000	142,393
Kennedy Wilson, Inc., 8.75%, 2019 (z)	25,000	24,824
Kimco Realty Corp., REIT, 6.875%, 2019	36,000	42,005
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	259,915
WEA Finance LLC, REIT, 6.75%, 2019 (n)	110,000	126,216

		$643,953

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Restaurants - 0.0%
Dunkin Finance Corp., 9.625%, 2018 (n)	$15,000	$15,281

Retailers - 2.3%
AutoZone, Inc., 6.5%, 2014	$230,000	$257,572
Burlington Coat Factory Warehouse Corp., 10%, 2019 (z)	10,000	9,700
Chinos Acquisition Corp., 8.125%, 2019 (z)	30,000	29,438
Express LLC/Express Finance Corp., 8.75%, 2018	35,000	37,975
Limited Brands, Inc., 5.25%, 2014	59,000	61,360
Limited Brands, Inc., 6.9%, 2017	40,000	42,900
Limited Brands, Inc., 6.95%, 2033	20,000	18,600
Macy’s, Inc., 8.375%, 2015	200,000	232,500
Neiman Marcus Group, Inc., 10.375%, 2015	55,000	57,956
QVC, Inc., 7.375%, 2020 (n)	40,000	41,700
Sally Beauty Holdings, Inc., 10.5%, 2016	110,000	119,625
Staples, Inc., 9.75%, 2014	140,000	168,079
Toys “R” Us Property Co. II LLC, 8.5%, 2017	30,000	32,250
Toys “R” Us, Inc., 10.75%, 2017	50,000	56,750
Yankee Holdings Corp., 10.25%, 2016 (p)(z)	25,000	25,188

		$1,191,593

Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$35,000	$38,150
Michaels Stores, Inc., 7.75%, 2018 (n)	35,000	35,700

		$73,850

Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$150,000	$163,770

Supranational - 0.6%
Central American Bank, 4.875%, 2012 (n)	$305,000	$313,389

Telecommunications - Wireless - 2.2%
American Tower Corp., 4.625%, 2015	$80,000	$83,051
Clearwire Corp., 12%, 2015 (n)	115,000	124,200
Cricket Communications, Inc., 7.75%, 2016	35,000	37,188
Crown Castle International Corp., 9%, 2015	35,000	38,588
Crown Castle International Corp., 7.125%, 2019	85,000	89,038
Crown Castle Towers LLC, 6.113%, 2020 (n)	157,000	170,165
MetroPCS Wireless, Inc., 7.875%, 2018	45,000	48,150
Nextel Communications, Inc., 7.375%, 2015	45,000	45,169
NII Holdings Corp., 7.625%, 2021	15,000	15,338
NII Holdings, Inc., 10%, 2016	50,000	57,000
NII Holdings, Inc., 8.875%, 2019	30,000	33,000
Rogers Cable, Inc., 5.5%, 2014	164,000	180,031

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
SBA Communications Corp., 8.25%, 2019	$20,000	$22,100
Sprint Capital Corp., 6.875%, 2028	25,000	23,063
Sprint Nextel Corp., 8.375%, 2017	120,000	133,650
Sprint Nextel Corp., 8.75%, 2032	20,000	21,275

		$1,121,006

Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$15,000	$15,469
Frontier Communications Corp., 8.125%, 2018	60,000	64,575

		$80,044

Tobacco - 1.4%
Altria Group, Inc., 9.25%, 2019	$210,000	$274,065
Lorillard Tobacco Co., 8.125%, 2019	63,000	73,354
Lorillard Tobacco Co., 6.875%, 2020	70,000	75,708
Reynolds American, Inc., 6.75%, 2017	240,000	274,452

		$697,579

Transportation - Services - 1.1%
ACL I Corp., 10.625%, 2016 (p)(z)	$40,000	$40,168
American Petroleum Tankers LLC, 10.25%, 2015 (n)	25,000	26,313
Commercial Barge Line Co., 12.5%, 2017	60,000	69,150
Erac USA Finance Co., 6.375%, 2017 (n)	180,000	201,795
Hertz Corp., 8.875%, 2014	42,000	43,050
Hertz Corp., 7.5%, 2018 (n)	35,000	36,225
Hertz Corp., 7.375%, 2021 (n)	50,000	51,125
Navios Maritime Acquisition Corp., 8.625%, 2017	20,000	20,700
Navios Maritime Holdings, Inc., 8.875%, 2017	25,000	27,094
Swift Services Holdings, Inc., 10%, 2018 (z)	35,000	37,975

		$553,595

U.S. Government Agencies and Equivalents - 1.4%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$50,000	$48,678
Small Business Administration, 4.34%, 2024	197,980	206,308
Small Business Administration, 4.77%, 2024	174,911	184,628
Small Business Administration, 4.625%, 2025	123,761	129,996
Small Business Administration, 5.11%, 2025	114,113	121,528

		$691,138

Utilities - Electric Power - 3.2%
AES Corp., 8%, 2017	$105,000	$112,875
Allegheny Energy, Inc., 5.75%, 2019 (n)	150,000	152,993
Calpine Corp., 8%, 2016 (n)	55,000	59,950

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Calpine Corp., 7.875%, 2020 (n)	$65,000	$69,063
CMS Energy Corp., 4.25%, 2015	140,000	140,391
Colbun S.A., 6%, 2020 (n)	115,000	117,876
Covanta Holding Corp., 7.25%, 2020	35,000	36,658
Duke Energy Corp., 3.35%, 2015	220,000	224,695
Dynegy Holdings, Inc., 7.5%, 2015	20,000	16,825
Dynegy Holdings, Inc., 7.75%, 2019	60,000	46,575
Edison Mission Energy, 7%, 2017	85,000	68,213
EDP Finance B.V., 6%, 2018 (n)	200,000	189,747
Energy Future Holdings Corp., 10%, 2020	65,000	68,879
Energy Future Holdings Corp., 10%, 2020	135,000	143,056
Exelon Generation Co. LLC, 5.2%, 2019	70,000	70,939
FirstEnergy Corp., 6.45%, 2011	9,000	9,270
Genon Escrow Corp., 9.875%, 2020 (n)	80,000	83,600
Texas Competitive Electric Holdings LLC, 10.25%, 2015	25,000	14,625

		$1,626,230

Total Bonds		$48,694,707

FLOATING RATE LOANS (g)(r) - 0.4%
Automotive - 0.2%
Allison Transmission, Inc., Term Loan B, 3.01%, 2014	$81,253	$80,502

Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.76%, 2014	$22,420	$22,181
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	20,853	20,970

		$43,151

Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$2,458	$2,524

Consumer Services - 0.0%
Realogy Corp., Letter of Credit, 3.113%, 2016	$2,915	$2,755
Realogy Corp., Term Loan, 5.25%, 2016	17,232	16,244

		$18,999

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan B, 7.25%, 2015	$9,469	$9,473

Issuer			Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$74,178	$581
MGM Mirage, Term Loan, 7%, 2014			$33,978	$33,392

				$33,973

Total Floating Rate Loans				$188,622

COMMON STOCKS - 0.1%
Automotive - 0.0%
Accuride Corp. (a)			1,188	$16,501

Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (a)			9	$22,500

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)			1,733	$30,050
Quad/Graphics, Inc. (a)			81	3,446

				$33,496

Total Common Stocks				$72,497

CONVERTIBLE PREFERRED STOCKS - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%			1,000	$48,200

Insurance - 0.1%
MetLife, Inc., 5% (a)			430	$36,486

Total Convertible Preferred Stocks				$84,686

PREFERRED STOCKS - 0.1%
Other Banks & Diversified Financials - 0.1%
Citigroup Capital XIII, 7.875%			425	$11,645
GMAC Capital Trust I, 8.125%			1,575	40,163

Total Preferred Stocks				$51,808

	Strike Price	First Exercise
WARRANTS - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1warrant)	$0.01	7/14/10	14	$35,000

MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value			695,067	$695,067

Total Investments				$49,822,387

OTHER ASSETS, LESS LIABILITIES - 2.0%				1,026,127

NET ASSETS - 100.0%				$50,848,514

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Portfolio

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,486,721, representing 20.62% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$39,313	$40,168
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	25,000	26,750
American Casinos, Inc., 7.5%, 2021	3/31/11	34,694	34,694
American Media, Inc., 13.5%, 2018	12/22/10	6,866	6,928
Anthracite Ltd., CDO, 6%, 2037	5/14/02	181,305	150,000
ARCap REIT, Inc., CDO, “H”, FRN, 6.054%, 2045	9/21/04	175,680	5,500
Banco de Credito del Peru, 4.75%, 2016	3/11/11	128,763	127,065
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040	3/01/06	183,366	102,964
Bosphorus Financial Services Ltd., FRN, 2.113%, 2012	3/08/05	50,000	49,437
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	19,231	19,329
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	10,000	10,550
Burlington Coat Factory Warehouse Corp., 10%, 2019	2/17/11	10,000	9,700
CIT Group, Inc., 5.25%, 2014	3/23/11	70,000	70,613
CIT Group, Inc., 6.625%, 2018	3/23/11	53,000	53,795
CPI International Acquisition, Inc., 8%, 2018	2/03/11	10,000	10,050
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	160,197	161,504
Cequel Communications Holdings, 8.625%, 2017	1/13/11	15,422	15,638
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	73,455	88,145
Chinos Acquisition Corp., 8.125%, 2019	3/01/11 - 3/02/11	29,957	29,438
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	5,000	5,419
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	15,000	15,469
Crest Ltd., “A1” CDO, FRN, 0.788%, 2018	1/21/10	108,593	130,862
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	2,662	2,410
Falcon Franchise Loan LLC, FRN, 3.5%, 2023	1/18/02	13,309	19,905
Falcon Franchise Loan LLC, FRN, 3.947%, 2025	1/29/03	46,405	40,997
GMAC LLC, FRN, 6.02%, 2033	11/17/00	143,223	178,938
Griffon Corp., 7.125%, 2018	3/14/11 - 3/22/11	25,287	25,438
Huntington Ingalls Industries, Inc., 7.125%, 2021	3/04/11 - 3/09/11	46,519	46,913
Kennedy Wilson, Inc., 8.75%, 2019	3/31/11	24,824	24,824
LBI Media, Inc., 8.5%, 2017	7/18/07	54,341	45,513
Local TV Finance LLC, 9.25%, 2015	11/28/07 - 2/16/11	74,889	74,091
MEG Energy Corp., 6.5%, 2021	3/14/11	5,000	5,081
Morgan Stanley Capital I, Inc., FRN, 1.39%, 2039	7/20/04	41,155	42,592
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 -12/20/10	20,775	21,400
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 12/08/10	34,177	36,050
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	20,347	20,450
Polypore International, Inc., 7.5%, 2017	11/10/10 - 3/25/11	36,614	36,750
Prudential Securities Secured Financing Corp., FRN, 7.223%, 2013	12/06/04	422,913	412,189
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11 - 1/14/11	20,247	20,800

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Portfolio

Restricted Securities- continued	Acquisition Date	Cost	Value
SIRIUS XM Radio, Inc., 13%, 2013	12/15/10 - 1/03/11	$35,170	$35,625
Salomon Brothers Mortgage Securities, Inc., FRN, 7.08%, 2032	1/07/05	216,582	220,020
Swift Services Holdings, Inc., 10%, 2018	12/15/10	35,000	37,975
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	35,719	37,100
UCI International, Inc., 8.625%, 2019	1/11/11	10,000	10,500
USI Holdings Corp., 9.75%, 2015	5/07/07 - 6/08/07	40,461	41,000
Windstream Corp., 7.75%, 2021	3/14/11	14,867	15,244
Yankee Holdings Corp., 10.25%, 2016	2/04/11 - 2/10/11	25,343	25,188

Total Restricted Securities			$2,641,011
% of Net Assets			5.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/2011

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$156,441	$57,500	$30,050	$243,991
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	691,138	—	691,138
Non-U.S. Sovereign Debt	—	9,911,119	—	9,911,119
Corporate Bonds	—	27,299,174	—	27,299,174
Residential Mortgage-Backed Securities	—	280,955	—	280,955
Commercial Mortgage-Backed Securities	—	1,260,432	—	1,260,432
Asset-Backed Securities (including CDOs)	—	741,537	—	741,537
Foreign Bonds	—	8,510,352	—	8,510,352
Floating Rate Loans	—	188,622	—	188,622
Mutual Funds	695,067	—	—	695,067

Total Investments	$851,508	$48,940,829	$30,050	$49,822,387

Other Financial Instruments
Futures	$(230)	$—	$—	$(230)
Swaps	—	5,279	—	5,279
Forward Foreign Currency Exchange Contracts	—	(64,926)	—	(64,926)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 12/31/10	$—	$6,867	$6,867
Change in unrealized appreciation (depreciation)	—	61	61
Transfers into level 3	30,050	—	30,050
Transfers out of level 3	—	(6,928)	(6,928)

Balance as of 3/31/11	$30,050	$—	$30,050

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$48,247,454

Gross unrealized appreciation	$3,153,029
Gross unrealized depreciation	(1,578,096)

Net unrealized appreciation (depreciation)	$1,574,933

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Derivative Contracts at 3/31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Barclays Bank PLC	17,000	4/12/11	$17,166	$17,531	$365
BUY	CNY	JPMorgan Chase Bank N.A.	1,766,000	5/17/11	269,367	270,260	893
BUY	EUR	Deutsche Bank AG	37,373	4/12/11	48,273	52,957	4,684
BUY	IDR	JPMorgan Chase Bank N.A.	727,447,000	5/11/11	80,783	83,042	2,259
BUY	ILS	HSBC Bank	921,000	5/11/11	257,083	264,245	7,162
SELL	JPY	Credit Suisse Group	31,293,817	4/12/11	376,472	376,234	238
BUY	SEK	Credit Suisse Group	63,821	4/12/11	9,350	10,107	757

							$16,358

Liability Derivatives
SELL	CAD	Goldman Sachs International	315,655	4/12/11	$317,413	$325,509	$(8,096)
SELL	EUR	Barclays Bank PLC	49,000	4/12/11	66,352	69,432	(3,080)
SELL	EUR	HSBC Bank	185,132	5/11/11	257,000	262,187	(5,187)
SELL	EUR	UBS AG	1,293,898	6/15/11	1,785,456	1,831,155	(45,699)
BUY	GBP	Barclays Bank PLC	7,000	4/12/11	11,265	11,228	(37)
SELL	GBP	Barclays Bank PLC	170,415	4/12/11	263,791	273,356	(9,565)
SELL	GBP	Deutsche Bank AG	170,415	4/12/11	263,736	273,356	(9,620)

							$(81,284)

Futures Contracts Outstanding at 3/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	1	$120,188	June-2011	($230)

Swap Agreements at 3/31/11

Expiration		Notional Amount		Counterparty	Cash Flows to Receive		Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps 9/20/14	USD	250,000	(a)	Goldman Sachs International	1.00	% (fixed rate)	(1)	$5,279

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $400.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55	4,253,743	(3,558,731)	695,067

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$538	$695,067

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United States	63.3%
Japan	5.1%
France	4.3%
United Kingdom	3.2%
Canada	3.1%
Germany	3.1%
Netherlands	2.3%
Italy	1.9%
Sweden	1.0%
Other Countries	12.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Technology Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Technology Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.8%
Broadcasting - 1.6%
Nielsen Holdings B.V. (a)	7,750	$211,644
Viacom, Inc., “B”	4,480	208,410

		$420,054

Business Services - 8.7%
Accenture Ltd., “A”	13,500	$742,095
Cognizant Technology Solutions
Corp., “A” (a)	8,420	685,388
Concur Technologies, Inc. (a)	2,080	115,336
FleetCor Technologies, Inc. (a)	7,510	245,277
Gartner, Inc. (a)	3,800	158,346
Genpact Ltd. (a)	11,170	161,742
MSCI, Inc., “A” (a)	4,540	167,163

		$2,275,347

Computer Software - 18.8%
Akamai Technologies, Inc. (a)	6,340	$240,920
Autodesk, Inc. (a)	8,670	382,434
Autonomy Corp. PLC (a)	11,389	290,314
BMC Software, Inc. (a)	4,730	235,270
Cadence Design Systems, Inc. (a)	12,460	121,485
CommVault Systems, Inc. (a)	2,650	105,682
Oracle Corp. (s)	61,690	2,058,595
Parametric Technology Corp. (a)	9,590	215,679
Red Hat, Inc. (a)	9,830	446,184
Rovi Corp. (a)	3,410	182,947
Symantec Corp. (a)	12,440	230,638
VeriSign, Inc.	11,810	427,640

		$4,937,788

Computer Software - Systems - 24.5%
Apple, Inc. (a)(s)	8,780	$3,059,391
Cornerstone OnDemand, Inc. (a)	580	10,573
EMC Corp. (a)(s)	47,350	1,257,143
International Business Machines Corp.	6,020	981,681
IntraLinks Holdings, Inc. (a)	7,870	210,444
NetApp, Inc. (a)	4,870	234,637
Quantum Corp. (a)	25,440	64,109
ServiceSource International, Inc. (a)	7,570	92,203
Velti PLC (a)	5,800	73,022
Verifone Systems, Inc. (a)	4,780	262,661
VMware, Inc. (a)	2,210	180,203

		$6,426,067

Consumer Services - 2.2%
Ctrip.com International Ltd., ADR (a)	7,890	$327,356
Priceline.com, Inc. (a)	470	238,027

		$565,383

Electronics - 17.9%
Advanced Micro Devices, Inc. (a)	95,897	$824,714
Aeroflex Holding Corp. (a)	11,020	200,674
ASML Holding N.V.	6,100	271,450
Atmel Corp. (a)	6,230	84,915
Broadcom Corp., “A”	6,970	274,479
CEVA, Inc. (a)	2,100	56,133
Entropic Communications, Inc. (a)	16,530	139,679
Fabrinet (a)	8,890	179,222
First Solar, Inc. (a)	3,940	633,710
JDS Uniphase Corp. (a)	20,390	424,928
KLA-Tencor Corp.	14,010	663,654

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electronics - continued
Microchip Technology, Inc.	17,000	$646,170
O2Micro International Ltd., ADR (a)	9,580	72,808
Stratasys, Inc. (a)	4,510	211,970

		$4,684,506

Internet - 9.8%
Baidu, Inc., ADR (a)	670	$92,333
Bitauto Holdings Ltd., ADR (a)	9,020	108,150
Demand Media, Inc. (a)	7,630	179,687
Google, Inc., “A” (a)(s)	2,860	1,676,561
Mail.ru Group Ltd., GDR (a)(z)	3,969	118,872
OpenTable, Inc. (a)	940	99,969
SINA Corp. (a)	790	84,562
Yahoo!, Inc. (a)	11,950	198,968

		$2,559,102

Leisure & Toys - 1.7%
THQ, Inc. (a)	100,120	$456,547

Network & Telecom - 5.6%
Cisco Systems, Inc.	4,330	$74,260
Finisar Corp. (a)	8,200	201,720
Fortinet, Inc. (a)	1,790	78,760
Juniper Networks, Inc. (a)	6,470	272,258
Qualcomm, Inc. (a)	9,300	509,919
Radware Ltd. (a)	4,230	149,911
Riverbed Technology, Inc. (a)	1,460	54,969
Sycamore Networks, Inc.	5,750	140,473

		$1,482,270

Other Banks & Diversified Financials - 4.3%
MasterCard, Inc., “A”	1,950	$490,854
Visa, Inc., “A”	8,640	636,077

		$1,126,931

Specialty Stores - 3.2%
Amazon.com, Inc. (a)	4,680	$843,008

Telecommunications - Wireless - 0.9%
SBA Communications Corp. (a)	5,870	$232,922

Telephone Services - 0.6%
Cogent Communications Group, Inc. (a)	10,860	$154,972

Total Common Stocks		$26,164,897

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.2%
Google, Inc. “A” - June 2011 @ $605	7	$12,880
Qualcomm, Inc. - April 2011 @ $60	74	370
Qualcomm, Inc. - January 2012 @ $50	56	47,320
Yahoo!, Inc. - April 2011 @ $19	136	952

Total Call Options Purchased		$61,522

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Technology Portfolio

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
PUT OPTIONS PURCHASED - 0.0%
Vishay Intertechnology, Inc. - April 2011 @ $12.50	96	$96

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	196,021	$196,021

Total Investments		$26,422,536

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS WRITTEN - 0.0%
Red Hat, Inc. - April 2011 @ $42	(20)	$(7,000)
SBA Communications Corp. - April 2011 @ $40	(53)	(2,385)

Total Call Options Written		$(9,385)

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
PUT OPTIONS WRITTEN - 0.0%
Yahoo!, Inc. - April 2011 @ $15	(128)	$(256)
Atmel Corp. - April 2011 @ $10	(127)	(381)
Google, Inc. “A” - June 2011 @ $560	(7)	(11,200)

Total Put Options Written		$(11,837)

Issuer	Shares/Par
SECURITIES SOLD SHORT - (4.1)%
Business Services - (0.6)%
Equinix, Inc. (a)	(1,600)	$(145,760)

Electronics - (3.5)%
Cree, Inc. (a)	(4,200)	$(193,872)
Spansion, Inc. “A” (a)	(9,700)	(181,099)
Vishay Intertechnology, Inc. (a)	(17,570)	(311,692)
Xilinx, Inc.	(7,200)	(236,160)

		$(922,823)

Total Securities Sold Short		$(1,068,583)

OTHER ASSETS, LESS LIABILITIES - 3.3%		876,266

NET ASSETS - 100.0%		$26,208,997

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At March 31, 2011, the value of securities pledged amounted to $1,347,857.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Value
Mail.ru Group Ltd., GDR	11/05/10 – 3/25/11	$135,747	$118,872
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Technology Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options.

3

MFS Technology Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$24,637,642	$96	$—	$24,637,738
China	612,400	—	—	612,400
United Kingdom	290,314	—	—	290,314
Netherlands	271,450	—	—	271,450
Israel	149,911	—	—	149,911
Russia	—	118,872	—	118,872
Ireland	73,022	—	—	73,022
Cayman Islands	72,808	—	—	72,808
Mutual Funds	196,021	—	—	196,021

Total Investments	$26,303,568	$118,968	$—	$26,422,536

Short Sales	$(1,068,583)	$—	$—	$(1,068,583)

Other Financial Instruments
Written Options	(20,841)	(381)	—	(21,222)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$23,854,897

Gross unrealized appreciation	$3,292,472
Gross unrealized depreciation	(724,833)

Net unrealized appreciation (depreciation)	$2,567,639

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	166,838	5,471,672	(5,442,489)	196,021

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$101	$196,021

4

MFS® Total Return Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 60.6%
Aerospace - 4.4%
Honeywell International, Inc.	160,080	$9,558,375
Huntington Ingalls Industries, Inc. (a)	13,544	562,076
Lockheed Martin Corp.	299,560	24,084,624
Northrop Grumman Corp.	81,270	5,096,442
Precision Castparts Corp.	16,490	2,426,998
United Technologies Corp.	237,310	20,088,292

		$61,816,807

Alcoholic Beverages - 0.8%
Diageo PLC	469,957	$8,933,770
Heineken N.V.	40,730	2,225,492

		$11,159,262

Apparel Manufacturers - 0.1%
NIKE, Inc., “B”	24,040	$1,819,828

Automotive - 0.5%
General Motors Co. (a)	55,190	$1,712,546
Johnson Controls, Inc.	138,250	5,747,053

		$7,459,599

Broadcasting - 2.0%
Omnicom Group, Inc.	161,710	$7,933,493
Viacom, Inc., “B”	173,440	8,068,429
Walt Disney Co.	272,550	11,744,179

		$27,746,101

Brokerage & Asset Managers - 0.7%
Blackrock, Inc.	12,331	$2,478,654
Charles Schwab Corp.	135,040	2,434,771
Deutsche Boerse AG	23,482	1,782,073
Franklin Resources, Inc.	28,410	3,553,523

		$10,249,021

Business Services - 1.1%
Accenture Ltd., “A”	193,430	$10,632,847
Dun & Bradstreet Corp.	30,290	2,430,470
Western Union Co.	128,040	2,659,391

		$15,722,708

Cable TV - 0.3%
Comcast Corp., “Special A”	195,160	$4,531,615

Chemicals - 2.0%
3M Co.	123,340	$11,532,290
Celanese Corp.	19,950	885,182
E.I. du Pont de Nemours & Co.	54,540	2,998,064
PPG Industries, Inc.	126,510	12,045,017

		$27,460,553

Computer Software - 1.3%
Check Point Software Technologies
Ltd. (a)	45,240	$2,309,502
Microsoft Corp.	76,330	1,935,729
Oracle Corp.	426,490	14,231,971

		$18,477,202

Computer Software - Systems - 1.6%
Hewlett-Packard Co.	195,160	$7,995,705

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
International Business Machines Corp.	84,350	$13,754,955

		$21,750,660

Construction - 0.6%
Pulte Homes, Inc. (a)	143,330	$1,060,642
Sherwin-Williams Co.	47,980	4,029,840
Stanley Black & Decker, Inc.	47,414	3,631,912

		$8,722,394

Consumer Products - 1.0%
Avon Products, Inc.	112,140	$3,032,266
Procter & Gamble Co.	155,101	9,554,222
Reckitt Benckiser Group PLC	38,720	1,988,909

		$14,575,397

Electrical Equipment - 1.0%
Danaher Corp.	267,800	$13,898,820

Electronics - 0.6%
Intel Corp.	269,970	$5,445,295
Microchip Technology, Inc.	59,950	2,278,700

		$7,723,995

Energy - Independent - 3.2%
Anadarko Petroleum Corp.	39,730	$3,254,682
Apache Corp.	148,440	19,433,765
EOG Resources, Inc.	57,490	6,813,140
Noble Energy, Inc.	48,890	4,725,219
Occidental Petroleum Corp.	82,140	8,582,809
Southwestern Energy Co. (a)	61,710	2,651,679

		$45,461,294

Energy - Integrated - 3.9%
Chevron Corp.	165,987	$17,831,983
Exxon Mobil Corp.	311,526	26,208,682
Hess Corp.	113,570	9,677,300
QEP Resources, Inc.	39,180	1,588,357

		$55,306,322

Engineering - Construction - 0.3%
Fluor Corp.	61,650	$4,541,139

Food & Beverages - 2.5%
General Mills, Inc.	167,370	$6,117,374
Groupe Danone	35,168	2,297,378
J.M. Smucker Co.	28,013	1,999,848
Kellogg Co.	60,800	3,281,984
Nestle S.A.	202,662	11,616,934
PepsiCo, Inc.	159,360	10,264,378

		$35,577,896

Food & Drug Stores - 0.9%
CVS Caremark Corp.	181,362	$6,224,344
Kroger Co.	90,170	2,161,375
Walgreen Co.	92,140	3,698,500

		$12,084,219

General Merchandise - 1.1%
Kohl’s Corp.	108,140	$5,735,746

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Target Corp.	191,810	$9,592,418

		$15,328,164

Health Maintenance Organizations - 0.1%
WellPoint, Inc.	15,610	$1,089,422

Insurance - 4.2%
ACE Ltd.	109,620	$7,092,414
Allstate Corp.	19,430	617,485
Aon Corp.	140,100	7,419,696
Chubb Corp.	46,880	2,874,213
MetLife, Inc.	385,810	17,257,281
Prudential Financial, Inc.	206,160	12,695,333
Travelers Cos., Inc.	191,170	11,370,792

		$59,327,214

Leisure & Toys - 0.3%
Hasbro, Inc.	93,150	$4,363,146

Machinery & Tools - 0.5%
Eaton Corp.	126,790	$7,029,238

Major Banks - 8.3%
Bank of America Corp.	1,023,430	$13,642,322
Bank of New York Mellon Corp.	635,005	18,967,599
Goldman Sachs Group, Inc.	130,110	20,618,532
JPMorgan Chase & Co.	684,752	31,567,067
PNC Financial Services Group, Inc.	91,790	5,781,852
State Street Corp.	201,190	9,041,479
SunTrust Banks, Inc.	48,140	1,388,358
Wells Fargo & Co.	490,990	15,564,383

		$116,571,592

Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	59,320	$2,346,699
Quest Diagnostics, Inc.	41,270	2,382,104

		$4,728,803

Medical Equipment - 2.3%
Becton, Dickinson & Co.	88,430	$7,040,797
Covidien PLC	72,380	3,759,417
Medtronic, Inc.	220,640	8,682,184
St. Jude Medical, Inc.	148,980	7,636,715
Thermo Fisher Scientific, Inc. (a)	98,350	5,463,343

		$32,582,456

Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.	20,940	$2,057,983

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	40,520	$1,201,013
Williams Cos., Inc.	136,770	4,264,489

		$5,465,502

Network & Telecom - 0.4%
Cisco Systems, Inc.	337,190	$5,782,809

Oil Services - 0.4%
Schlumberger Ltd.	24,900	$2,322,174
Transocean, Inc. (a)	42,100	3,281,695

		$5,603,869

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - 0.8%
MasterCard, Inc., “A”	14,630	$3,682,664
TCF Financial Corp.	106,360	1,686,870
Visa, Inc., “A”	42,740	3,146,519
Zions Bancorporation	94,720	2,184,243

		$10,700,296

Pharmaceuticals - 3.9%
Abbott Laboratories	275,660	$13,521,123
Bayer AG	26,375	2,042,369
GlaxoSmithKline PLC	81,630	1,557,659
Johnson & Johnson	290,320	17,201,460
Merck & Co., Inc.	50,000	1,650,500
Pfizer, Inc.	791,741	16,080,260
Roche Holding AG	13,161	1,879,938

		$53,933,309

Railroad & Shipping - 0.3%
Canadian National Railway Co.	30,090	$2,264,874
CSX Corp.	23,210	1,824,306

		$4,089,180

Restaurants - 0.4%
McDonald’s Corp.	65,310	$4,969,438

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	97,030	$8,750,165
Airgas, Inc.	13,140	872,759

		$9,622,924

Specialty Stores - 0.4%
Advance Auto Parts, Inc.	29,340	$1,925,291
Staples, Inc.	201,310	3,909,440

		$5,834,731

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	3,842,419	$10,879,469

Telephone Services - 1.5%
AT&T, Inc.	601,146	$18,395,068
CenturyLink, Inc.	58,753	2,441,187

		$20,836,255

Tobacco - 2.3%
Altria Group, Inc.	106,950	$2,783,909
Philip Morris International, Inc.	373,240	24,495,741
Reynolds American, Inc.	127,800	4,540,734

		$31,820,384

Trucking - 0.2%
United Parcel Service, Inc., “B”	42,070	$3,126,642

Utilities - Electric Power - 2.0%
American Electric Power Co., Inc.	79,970	$2,810,146
Dominion Resources, Inc.	45,518	2,034,655
Entergy Corp.	46,150	3,101,742
NextEra Energy, Inc.	39,860	2,197,083
NRG Energy, Inc. (a)	97,510	2,100,365
PG&E Corp.	127,550	5,635,159
PPL Corp.	176,390	4,462,667
Public Service Enterprise Group, Inc.	178,750	5,632,413

		$27,974,230

Total Common Stocks		$849,801,888

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 38.2%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$490,000	$697,666

Asset-Backed & Securitized - 2.4%
Anthracite Ltd., “A”, CDO, FRN, 0.702%, 2017 (z)	$1,563,470	$1,516,566
Banc of America Commercial Mortgage, Inc., FRN, 5.742%, 2017	800,000	864,600
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040 (z)	1,356,911	761,934
BlackRock Capital Finance LP, 7.75%, 2026 (n)	148,926	19,360
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	1,168,500	1,179,484
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2017	4,050,000	4,382,020
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,360,000	1,429,470
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	1,881,580	1,955,251
Crest G-Star, CDO, FRN, 0.78%, 2016	523,711	519,783
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	948,335	587,769
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,681,726
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,034,871	1,107,771
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.22%, 2041	1,985,000	2,121,714
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,438,368	2,626,945
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.863%, 2045	2,420,000	2,659,163
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	1,300,000	1,392,320
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.986%, 2051	2,664,573	2,826,765
Merrill Lynch Mortgage Trust, FRN, “C”, 6.02%, 2050	999,000	477,921
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2039	1,881,580	1,966,021
Morgan Stanley Capital I, Inc., FRN, 0.598%, 2030 (i)(n)	8,273,510	212,857
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	585,199	589,832
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,405,000	512,418
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,294,151	1,125,251
Structured Asset Securities Corp., FRN, 4.67%, 2035	186,568	186,390

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Wachovia Bank Commercial Mortgage Trust, FRN, 5.899%, 2017	$1,300,000	$1,392,069

		$34,095,400

Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$720,000	$731,958

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$1,154,000	$1,407,049

Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$1,167,000	$1,238,707
DIRECTV Holdings LLC, 4.6%, 2021	1,500,000	1,462,310
Time Warner Entertainment Co. LP, 8.375%, 2033	1,830,000	2,238,586

		$4,939,603

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$1,780,000	$1,855,661

Consumer Services - 0.1%
Western Union Co., 5.4%, 2011	$1,877,000	$1,932,178

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,853,000	$1,983,950

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$1,492,000	$1,707,454

Emerging Market Quasi-Sovereign - 0.2%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$342,000	$319,820
Petrobras International Finance Co., 6.75%, 2041	317,000	326,576
Petroleos Mexicanos, 8%, 2019	852,000	1,023,252
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	949,765	1,018,148

		$2,687,796

Emerging Market Sovereign - 0.2%
Republic of Peru, 7.35%, 2025	$103,000	$122,416
Russian Federation, 3.625%, 2015 (z)	2,500,000	2,528,125

		$2,650,541

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$1,510,000	$1,508,051

Energy - Integrated - 0.4%
BP Capital Markets PLC, 4.5%, 2020	$346,000	$343,356
BP Capital Markets PLC, 4.742%, 2021	1,480,000	1,482,760
Hess Corp., 8.125%, 2019	330,000	414,266
Husky Energy, Inc., 5.9%, 2014	875,000	969,139
Husky Energy, Inc., 7.25%, 2019	888,000	1,051,212

3

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Integrated - continued
Petro-Canada, 6.05%, 2018	$1,794,000	$2,019,109

		$6,279,842

Financial Institutions - 0.1%
General Electric Capital Corp., 5.45%, 2013	$179,000	$191,415
General Electric Capital Corp., 4.625%, 2021	1,320,000	1,299,965

		$1,491,380

Food & Beverages - 0.3%
Anheuser-Busch InBev
Worldwide, Inc., 8%, 2039	$1,450,000	$1,938,164
Miller Brewing Co., 5.5%, 2013 (n)	1,475,000	1,603,052

		$3,541,216

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,284,053

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,146,000	$1,214,347

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$1,405,000	$1,299,625
MetLife, Inc., 4.75%, 2021	370,000	370,844
Metropolitan Life Global Funding, 5.125%, 2013 (n)	590,000	629,623
Metropolitan Life Global Funding, 5.125%, 2014 (n)	640,000	693,626
Prudential Financial, Inc., 6.625%, 2040	500,000	550,888

		$3,544,606

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$2,410,000	$2,536,525
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	146,000	145,419
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	524,000	525,310

		$3,207,254

International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$980,000	$1,014,864
ING Bank N.V., 3.9%, 2014 (n)	1,450,000	1,537,223
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	1,800,000	1,575,000
KFW International Finance, Inc., 4.875%, 2019	1,460,000	1,613,902
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	2,610,000	2,667,707
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	793,000	832,704

		$9,241,400

Issuer	Shares/Par	Value ($)
BONDS - continued
Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$1,190,000	$1,317,009

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,864,454

Major Banks - 1.6%
ABN Amro Bank N.V., FRN, 2.071%, 2014 (n)	$2,370,000	$2,371,289
Bank of America Corp., 7.375%, 2014	550,000	621,128
Bank of America Corp., 5.49%, 2019	729,000	733,601
Bank of America Corp., 7.625%, 2019	780,000	903,395
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	672,000
Commonwealth Bank of Australia, 5%, 2019 (n)	780,000	805,460
Credit Suisse New York, 5.5%, 2014	1,600,000	1,753,771
Goldman Sachs Group, Inc., 5.625%, 2017	1,446,000	1,523,809
HSBC USA, Inc., 4.875%, 2020	860,000	841,894
JPMorgan Chase & Co., 6.3%, 2019	1,310,000	1,450,022
JPMorgan Chase Capital XXII, 6.45%, 2037	632,000	636,044
JPMorgan Chase Capital XXVII, 7%, 2039	166,000	171,042
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,314,207
Morgan Stanley, 5.75%, 2016	1,145,000	1,225,923
Morgan Stanley, 6.625%, 2018	1,650,000	1,813,541
PNC Funding Corp., 5.625%, 2017	1,180,000	1,279,945
Royal Bank of Scotland PLC, 6.125%, 2021	1,400,000	1,439,299
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,550,713
Wachovia Corp., 5.25%, 2014	787,000	841,674

		$21,948,757

Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$1,300,000	$1,453,192
Hospira, Inc., 6.05%, 2017	1,071,000	1,186,879

		$2,640,071

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$638,000	$675,804
ArcelorMittal, 5.25%, 2020	1,250,000	1,222,513
Vale Overseas Ltd., 4.625%, 2020	337,000	328,708
Vale Overseas Ltd., 6.875%, 2039	257,000	274,706

		$2,501,731

Mortgage-Backed - 12.6%
Fannie Mae, 4.01%, 2013	$176,263	$183,334
Fannie Mae, 4.562%, 2014	819,935	868,395
Fannie Mae, 4.63%, 2014	441,870	467,802
Fannie Mae, 4.841%, 2014	743,153	790,685
Fannie Mae, 4.88%, 2014	300,337	321,247
Fannie Mae, 4.56%, 2015	294,786	313,282

4

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Fannie Mae, 4.7%, 2015	635,828	$678,443
Fannie Mae, 4.78%, 2015	421,559	451,155
Fannie Mae, 4.856%, 2015	301,620	321,958
Fannie Mae, 4.997%, 2015	132,622	143,159
Fannie Mae, 5.1%, 2015	480,000	505,781
Fannie Mae, 5.09%, 2016	460,000	493,998
Fannie Mae, 5.27%, 2016	543,244	583,445
Fannie Mae, 5.5%, 2016 - 2040	29,452,978	31,726,555
Fannie Mae, 5.662%, 2016	425,218	459,387
Fannie Mae, 5.725%, 2016	287,590	312,582
Fannie Mae, 5.05%, 2017	452,957	486,348
Fannie Mae, 6%, 2017 - 2037	18,780,847	20,637,398
Fannie Mae, 4.5%, 2018 - 2041	5,686,633	5,859,695
Fannie Mae, 5%, 2018 - 2041	17,346,132	18,320,309
Fannie Mae, 5.37%, 2018	600,000	642,714
Fannie Mae, 7.5%, 2030 - 2031	178,452	207,219
Fannie Mae, 6.5%, 2031 - 2037	5,234,675	5,915,042
Freddie Mac, 6%, 2016 - 2037	7,819,414	8,571,998
Freddie Mac, 3.882%, 2017	369,006	375,610
Freddie Mac, 5%, 2017 - 2039	13,096,277	13,780,810
Freddie Mac, 4.5%, 2018 - 2039	10,955,692	11,366,030
Freddie Mac, 5.085%, 2019	1,417,000	1,478,153
Freddie Mac, 5.5%, 2019 - 2037	9,012,107	9,715,777
Freddie Mac, 3.808%, 2020	1,217,000	1,189,546
Freddie Mac, 4%, 2024	2,632,506	2,710,247
Freddie Mac, 6.5%, 2034 - 2038	3,159,488	3,558,977
Freddie Mac, 4%, 2040 - 2041	7,948,884	7,816,208
Ginnie Mae, 4.5%, 2033 - 2040	6,193,885	6,424,689
Ginnie Mae, 5%, 2033 - 2039	7,072,797	7,518,565
Ginnie Mae, 5.5%, 2033 - 2035	3,567,152	3,888,179
Ginnie Mae, 6%, 2033 - 2038	3,348,152	3,704,761
Ginnie Mae, 4%, 2041	4,032,764	4,039,275

		$176,828,758

Natural Gas - Pipeline - 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$966,000	$1,097,930
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	901,627
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	686,437
Spectra Energy Capital LLC, 8%, 2019	987,000	1,200,074

		$3,886,068

Network & Telecom - 0.5%
AT&T, Inc., 6.55%, 2039	$1,390,000	$1,448,711
BellSouth Corp., 6.55%, 2034	1,472,000	1,540,711
Telecom Italia Capital, 5.25%, 2013	752,000	794,068
Verizon New York, Inc., 6.875%, 2012	2,443,000	2,586,258

		$6,369,748

Other Banks & Diversified Financials - 1.2%
American Express Co., 5.5%, 2016	$938,000	$1,022,548
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	715,050
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	600,000	579,946
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,686,394

Issuer	Shares/Par	Value ($)
BONDS - continued
Other Banks & Diversified Financials - continued
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	$1,494,000	$1,676,074
HSBC Holdings PLC, 5.1%, 2021	785,000	789,028
Lloyds TSB Bank PLC, 4.875%, 2016	1,270,000	1,309,527
Nordea Bank AB, 4.875%, 2021 (z)	820,000	832,758
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	599,000	578,842
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,000,000	2,144,228
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,970,000	2,932,875
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	2,715,000	2,722,385

		$16,989,655

Pharmaceuticals - 0.2%
Pfizer, Inc., 7.2%, 2039	$590,000	$730,328
Roche Holdings, Inc., 6%, 2019 (n)	1,980,000	2,244,273

		$2,974,601

Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$395,894
HCP, Inc., REIT, 5.375%, 2021	857,000	865,469
HRPT Properties Trust, REIT, 6.25%, 2016	2,545,000	2,733,956
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,254,781
WEA Finance LLC, REIT, 6.75%, 2019 (n)	426,000	488,800

		$5,738,900

Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$1,314,000	$1,310,339
Limited Brands, Inc., 5.25%, 2014	404,000	420,160
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	2,190,721

		$3,921,220

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$1,040,000	$1,077,917

Telecommunications - Wireless - 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$783,000	$848,657
Crown Castle Towers LLC, 4.883%, 2020 (n)	420,000	420,283
Rogers Communications, Inc., 6.8%, 2018	1,554,000	1,816,679

		$3,085,619

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$1,325,000	$1,443,625

U.S. Government Agencies and Equivalents - 0.4%
Fannie Mae, 6%, 2011	$1,539,000	$1,550,092
Small Business Administration, 4.77%, 2024	608,048	641,829

5

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 5.18%, 2024	$994,837	$1,056,453
Small Business Administration, 4.99%, 2024	845,881	896,924
Small Business Administration, 5.11%, 2025	1,836,339	1,955,662

		$6,100,960

U.S. Treasury Obligations - 12.6%
U.S. Treasury Bonds, 2%, 2013	$2,348,000	$2,402,481
U.S. Treasury Bonds, 8.5%, 2020	2,554,000	3,605,331
U.S. Treasury Bonds, 8%, 2021	320,000	446,900
U.S. Treasury Bonds, 6%, 2026	651,000	792,592
U.S. Treasury Bonds, 6.75%, 2026	408,000	533,269
U.S. Treasury Bonds, 5.25%, 2029	2,881,000	3,244,726
U.S. Treasury Bonds, 5.375%, 2031	2,921,000	3,340,438
U.S. Treasury Bonds, 5%, 2037	7,630,000	8,290,468
U.S. Treasury Bonds, 4.5%, 2039	14,705,200	14,700,612
U.S. Treasury Notes, 5.125%, 2011	357,000	361,407
U.S. Treasury Notes, 4.5%, 2012	1,924,000	2,010,130
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,899,351
U.S. Treasury Notes, 1.375%, 2012	6,962,000	7,047,395
U.S. Treasury Notes, 1.375%, 2013	26,800,000	27,110,880
U.S. Treasury Notes, 3.125%, 2013	32,638,000	34,331,096
U.S. Treasury Notes, 2.75%, 2013	1,080,000	1,126,828
U.S. Treasury Notes, 1.875%, 2014	13,481,000	13,713,763
U.S. Treasury Notes, 4.125%, 2015	4,512,000	4,926,540
U.S. Treasury Notes, 2.625%, 2016	868,000	885,631
U.S. Treasury Notes, 5.125%, 2016	488,000	555,977

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.75%, 2017	$2,210,000	$2,477,273
U.S. Treasury Notes, 3.75%, 2018	30,130,000	31,655,331
U.S. Treasury Notes, TIPS, 1.25%, 2020	10,471,626	10,814,404

		$176,272,823

Utilities - Electric Power - 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$2,531,254	$2,656,173
EDP Finance B.V., 6%, 2018 (n)	1,139,000	1,080,605
Enel Finance International S.A., 6.25%, 2017 (n)	1,183,000	1,295,519
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	3,101,729
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,819,572
PSEG Power LLC, 6.95%, 2012	1,177,000	1,254,762
PSEG Power LLC, 5.32%, 2016	923,000	994,640
System Energy Resources, Inc., 5.129%, 2014 (z)	309,792	317,540
Waterford 3 Funding Corp., 8.09%, 2017	1,338,293	1,340,153

		$13,860,693

Total Bonds		$534,824,014

CONVERTIBLE PREFERRED STOCKS - 0.3%
Automotive - 0.2%
General Motors Co., 4.75%	43,700	$2,106,340

Energy - Independent - 0.1%
Apache Corp., 6%	12,760	$904,174

Utilities - Electric Power - 0.0%
PPL Corp., 9.5%	12,920	$687,861

Total Convertible Preferred Stocks		$3,698,375

MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	15,288,369	$15,288,369

Total Investments		$1,403,612,646

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(2,309,240)

NET ASSETS - 100.0%		$1,401,303,406

6

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Portfolio

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,280,866, representing 2.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.702%, 2017	3/19/10	$1,461,841	$1,516,566
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040	3/01/06	1,356,911	761,934
Capital Trust Realty Ltd., CDO, 5.16%, 2035	7/14/10	1,169,218	1,179,484
Nordea Bank AB, 4.875%, 2021	1/11/11	816,154	832,758
Russian Federation, 3.625%, 2015	4/22/10	2,489,120	2,528,125
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,281,964	1,125,251
System Energy Resources, Inc., 5.129%, 2014	4/16/04	309,792	317,540

Total Restricted Securities			$8,261,658
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$853,500,263	$—	$—	$853,500,263
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	183,071,450	—	183,071,450
Non-U.S. Sovereign Debt	—	15,657,654	—	15,657,654
Corporate Bonds	—	85,217,582	—	85,217,582
Residential Mortgage-Backed Securities	—	178,724,535	—	178,724,535
Commercial Mortgage-Backed Securities	—	28,221,865	—	28,221,865
Asset-Backed Securities (including CDOs)	—	3,977,767	—	3,977,767
Foreign Bonds	—	39,953,161	—	39,953,161
Mutual Funds	15,288,369	—	—	15,288,369

Total Investments	$868,788,632	$534,824,014	$—	$1,403,612,646

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Total Return Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,299,606,084

Gross unrealized appreciation	$135,393,420
Gross unrealized depreciation	(31,386,858)

Net unrealized appreciation (depreciation)	$104,006,562

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,034,481	59,251,426	(52,997,538)	15,288,369

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,874	$15,288,369

9

MFS INVESTMENT MANAGEMENT

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.4%
Broadcasting - 0.4%
Viacom, Inc., “B”	25,370	$1,180,211

Cable TV - 8.7%
Comcast Corp., “Special A”	399,430	$9,274,764
DIRECTV, “A” (a)	11,470	536,796
Telenet Group Holding N.V.	98,699	4,625,004
Time Warner Cable, Inc.	64,079	4,571,396
Virgin Media, Inc.	355,780	9,887,126

		$28,895,086

Energy - Independent - 1.7%
EOG Resources, Inc.	7,580	$898,306
Occidental Petroleum Corp.	17,010	1,777,375
Williams Partners LP	55,120	2,855,216

		$5,530,897

Energy - Integrated - 4.7%
EQT Corp.	147,580	$7,364,242
QEP Resources, Inc.	198,300	8,039,082

		$15,403,324

Natural Gas - Distribution - 4.9%
AGL Resources, Inc.	49,970	$1,990,805
NiSource, Inc.	127,940	2,453,889
Questar Corp.	158,380	2,763,731
Sempra Energy	39,590	2,118,064
Southern Union Co.	86,180	2,466,472
Spectra Energy Corp.	146,890	3,992,470
UGI Corp.	15,140	498,106

		$16,283,537

Natural Gas - Pipeline - 8.6%
El Paso Corp.	605,406	$10,897,308
Enagas S.A.	195,550	4,411,963
Kinder Morgan, Inc. (a)	88,330	2,618,101
Williams Cos., Inc.	331,227	10,327,658

		$28,255,030

Special Products & Services - 0.7%
Hutchison Port Holdings Trust, IEU (a)	2,468,000	$2,443,320

Telecommunications - Wireless - 11.5%
America Movil S.A.B. de C.V., “L”, ADR	28,680	$1,666,308
Cellcom Israel Ltd.	238,422	7,896,537
Mobile TeleSystems OJSC, ADR	191,130	4,057,690
MTN Group Ltd.	112,803	2,277,237
NII Holdings, Inc. (a)	137,250	5,719,208
Partner Communication Co. Ltd., ADR	156,270	2,970,693
Tim Participacoes S.A., ADR	74,500	3,251,925
Vivo Participacoes S.A., ADR	190,275	7,683,305
Vodafone Group PLC	832,701	2,357,719

		$37,880,622

Telephone Services - 9.2%
American Tower Corp., “A” (a)	54,130	$2,805,017
Bezeq - The Israel Telecommunication Corp. Ltd.	831,270	2,464,968
CenturyLink, Inc.	47,270	1,964,069
Crown Castle International Corp. (a)	27,700	1,178,635
Deutsche Telekom AG	10,630	163,755
France Telecom S.A.	88,157	1,975,239

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
Portugal Telecom, SGPS, S.A.	322,671	$3,724,163
PT XL Axiata Tbk (a)	2,585,000	1,617,944
Qwest Communications International, Inc.	316,320	2,160,466
Royal KPN N.V.	253,505	4,318,391
TDC A/S (a)	427,539	3,466,664
Tele2 AB, “B”	7,306	168,763
Telecom Italia S.p.A.	1,966,092	2,644,241
Telenor A.S.A.	110,130	1,812,184

		$30,464,499

Utilities - Electric Power - 47.0%
AES Corp. (a)	600,490	$7,806,370
AES Tiete S.A., IPS	177,254	2,692,493
Alliant Energy Corp.	50,100	1,950,393
American Electric Power Co., Inc.	164,250	5,771,745
American Water Works Co., Inc.	92,120	2,583,966
Calpine Corp. (a)	284,220	4,510,571
CenterPoint Energy, Inc.	265,110	4,655,332
CEZ AS	127,583	6,520,251
China Hydroelectric Corp., ADR (a)	85,650	621,819
CMS Energy Corp.	503,050	9,879,902
Companhia de Saneamento de Minas Gerais - Copasa MG	136,400	2,297,492
Companhia Paranaense de Energia, ADR	62,100	1,725,759
Companhia Paranaense de Energia, IPS	53,800	1,464,741
Constellation Energy Group, Inc.	167,450	5,212,719
DPL, Inc.	95,870	2,627,797
E-CL S.A.	757,270	1,932,612
E.ON AG	53,406	1,631,054
Edison International	98,110	3,589,845
EDP Renovaveis S.A. (a)	316,509	2,273,284
Eletropaulo Metropolitana S.A., IPS	155,740	3,443,613
ENEL Green Power International B.V. (a)	61,828	171,565
ENEL OGK-5 OAO (a)	3,818,093	343,628
Energias de Portugal S.A.	1,659,902	6,464,429
Enersis S.A., ADR	117,130	2,438,647
Entergy Corp.	38,340	2,576,831
EVN AG	23,744	443,339
Federal Grid Co. of Unified Energy System JSC (a)	49,210,370	718,471
Fortum Corp.	109,425	3,715,646
GenOn Energy, Inc. (a)	81,760	311,506
International Power PLC	810,023	4,002,270
Light S.A.	150,780	2,604,352
National Grid PLC	654,823	6,239,771
NextEra Energy, Inc.	151,250	8,336,900
Northeast Utilities	89,150	3,084,590
NRG Energy, Inc. (a)	168,086	3,620,572
NV Energy, Inc.	111,550	1,660,980
OGE Energy Corp.	82,700	4,181,312
OGK-4 OAO (a)	3,491,411	343,904
PG&E Corp.	140,480	6,206,406
PPL Corp.	131,190	3,319,107
Public Service Enterprise Group, Inc.	224,710	7,080,612
Red Electrica de Espana	95,944	5,452,468
Scottish & Southern Energy PLC	88,615	1,792,589
TGK International GmbH	918,131,794	605,967
Tractebel Energia S.A.	242,800	4,104,542
Verbund AG	3,950	175,495

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Wisconsin Energy Corp.	32,480	$990,640
Xcel Energy, Inc.	53,560	1,279,548

		$155,457,845

Total Common Stocks		$321,794,371

BONDS - 0.2%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 3.209%, 2023 (i)(z)	$405,364	$24,322

Utilities - Electric Power - 0.2%
Genon Escrow Corp., 9.875%, 2020 (n)	$775,000	$809,875

Total Bonds		$834,197

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - 1.8%
Utilities - Electric Power - 1.8%
Great Plains Energy, Inc., 12%	24,350	$1,571,793
NextEra Energy, Inc., 7%	39,160	1,977,580
PPL Corp., 9.5%	44,200	2,353,208

Total Convertible Preferred Stocks		$5,902,581

CONVERTIBLE BONDS - 0.6%
Cable TV - 0.6%
Virgin Media, Inc., 6.5%, 2016 $	1,255,000	$2,125,656

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	394	$394

Total Investments		$330,657,199

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(153,963)

NET ASSETS - 100.0%		$330,503,236

(a)	Non-income producing security.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $809,875, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 3.209%, 2023	1/18/02	$19,457	$24,322
% of Net Assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$327,696,952	$—	$—	$327,696,952
Corporate Bonds	—	2,935,531	—	2,935,531
Commercial Mortgage-Backed Securities	—	24,322	—	24,322
Mutual Funds	394	—	—	394

Total Investments	$327,697,346	$2,959,853	$—	$330,657,199

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,433,515)	$—	$(1,433,515)

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Utilities Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$297,282,668

Gross unrealized appreciation	$47,964,268
Gross unrealized depreciation	(14,589,737)

Net unrealized appreciation (depreciation)	$33,374,531

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 3/31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	539,779	4/12/11	$750,183	$764,860	$14,677
BUY	EUR	Deutsche Bank AG	370,192	4/12/11	504,876	524,558	19,682
BUY	EUR	Goldman Sachs International	72,838	4/12/11	102,591	103,211	620
BUY	EUR	HSBC Bank	555,988	4/12/11	763,320	787,828	24,508
BUY	EUR	JPMorgan Chase Bank N.A.	389,497	4/12/11	538,533	551,912	13,379
SELL	EUR	Citibank N.A.	88,646	4/12/11	125,841	125,611	230
BUY	GBP	Goldman Sachs International	126,578	4/12/11	197,101	203,038	5,937
BUY	GBP	HSBC Bank	228,716	4/12/11	361,036	366,874	5,838
BUY	GBP	UBS AG	485,117	4/12/11	749,404	778,156	28,752
SELL	GBP	Barclays Bank PLC	143,888	4/12/11	233,449	230,804	2,645
SELL	GBP	Credit Suisse Group	46,497	4/12/11	74,888	74,584	304
SELL	GBP	Deutsche Bank AG	100,629	4/12/11	163,428	161,414	2,014
SELL	GBP	HSBC Bank	384,474	4/12/11	621,386	616,718	4,668
SELL	GBP	JPMorgan Chase Bank N.A.	53,181	4/12/11	86,142	85,305	837

							$124,091

Liability Derivatives
BUY	EUR	Brown Brothers Harriman	144,318	4/12/11	$205,030	$204,497	$(533)
SELL	EUR	Barclays Bank PLC	623,734	4/12/11	880,862	883,824	(2,962)
SELL	EUR	Credit Suisse Group	527,536	4/12/11	711,171	747,513	(36,342)
SELL	EUR	Deutsche Bank AG	2,838,640	4/12/11	3,666,586	4,022,321	(355,735)
SELL	EUR	Goldman Sachs International	63,573	4/12/11	87,190	90,082	(2,892)
SELL	EUR	HSBC Bank	168,641	4/12/11	227,408	238,963	(11,555)
SELL	EUR	JPMorgan Chase Bank N.A.	94,971	4/12/11	129,977	134,572	(4,595)
SELL	EUR	Morgan Stanley	68,564	4/12/11	96,570	97,154	(584)
SELL	EUR	UBS AG	15,278,493	4/12/11 - 6/15/11	21,079,411	21,622,623	(543,212)
BUY	GBP	Barclays Bank PLC	80,565	4/12/11	130,115	129,231	(884)
BUY	GBP	Deutsche Bank AG	979,000	4/12/11	1,593,362	1,570,373	(22,989)
SELL	GBP	Barclays Bank PLC	5,237,485	4/12/11	8,116,271	8,401,229	(284,958)
SELL	GBP	Credit Suisse Group	155,137	4/12/11	245,962	248,849	(2,887)
SELL	GBP	Deutsche Bank AG	5,062,046	4/12/11	7,834,074	8,119,815	(285,741)
SELL	GBP	Goldman Sachs International	196,473	4/12/11	314,118	315,155	(1,037)
SELL	GBP	HSBC Bank	234,215	4/12/11	374,994	375,694	(700)

							$(1,557,606)

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

4

MFS Utilities Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	759,461	20,328,967	(21,088,034)	394

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,782	$394

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United States	60.6%
Brazil	8.8%
United Kingdom	4.4%
Israel	4.0%
Portugal	3.8%
Spain	3.0%
Czech Republic	2.0%
Russia	1.8%
Belgium	1.4%
Other Countries	10.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

M F S
INVESTMENT MANAGEMENT

MFS® Value Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 9.0%
Honeywell International, Inc.	143,450	$8,565,402
Huntington Ingalls Industries, Inc. (a)	16,928	702,512
Lockheed Martin Corp.	255,587	20,549,195
Northrop Grumman Corp.	101,570	6,369,455
United Technologies Corp.	149,045	12,616,659

		$48,803,223

Alcoholic Beverages - 1.3%
Diageo PLC	371,517	$7,062,449

Automotive - 0.8%
General Motors Co. (a)	27,280	$846,498
Johnson Controls, Inc.	79,785	3,316,662

		$4,163,160

Broadcasting - 3.0%
Omnicom Group, Inc.	111,728	$5,481,376
Viacom, Inc., “B”	66,340	3,086,137
Walt Disney Co.	182,362	7,857,979

		$16,425,492

Brokerage & Asset Managers - 0.3%
Blackrock, Inc.	8,664	$1,741,551

Business Services - 3.6%
Accenture Ltd., “A”	242,187	$13,313,019
Dun & Bradstreet Corp.	38,177	3,063,322
Western Union Co.	161,695	3,358,405

		$19,734,746

Chemicals - 2.6%
3M Co.	74,388	$6,955,278
PPG Industries, Inc.	74,687	7,110,949

		$14,066,227

Computer Software - 2.0%
Oracle Corp.	330,843	$11,040,231

Computer Software - Systems - 2.8%
Hewlett-Packard Co.	79,140	$3,242,366

International Business Machines
Corp.	72,035	11,746,747

		$14,989,113

Construction - 2.0%
Pulte Homes, Inc. (a)	178,728	$1,322,587
Sherwin-Williams Co.	60,182	5,054,686
Stanley Black & Decker, Inc.	59,066	4,524,456

		$10,901,729

Consumer Products - 0.8%
Avon Products, Inc.	42,410	$1,146,766
Procter & Gamble Co.	52,388	3,227,101

		$4,373,867

Electrical Equipment - 1.0%
Danaher Corp.	107,090	$5,557,971

Electronics - 1.3%
Intel Corp.	337,632	$6,810,037

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - 3.4%
Apache Corp.	65,225	$8,539,257
EOG Resources, Inc.	39,962	4,735,897
Occidental Petroleum Corp.	49,047	5,124,921

		$18,400,075

Energy - Integrated - 5.6%
Chevron Corp.	132,373	$14,220,831
Exxon Mobil Corp.	115,487	9,715,921
Hess Corp.	72,535	6,180,707

		$30,117,459

Engineering - Construction - 0.2%
Fluor Corp.	15,750	$1,160,145

Food & Beverages - 4.8%
General Mills, Inc.	209,670	$7,663,439
J.M. Smucker Co.	33,417	2,385,640
Kellogg Co.	76,130	4,109,497
Nestle S.A.	114,009	6,535,192
PepsiCo, Inc.	83,723	5,392,598

		$26,086,366

Food & Drug Stores - 0.8%
CVS Caremark Corp.	91,773	$3,149,649
Walgreen Co.	25,310	1,015,943

		$4,165,592

General Merchandise - 1.5%
Kohl’s Corp.	36,780	$1,950,811
Target Corp.	124,000	6,201,240

		$8,152,051

Insurance - 7.7%
ACE Ltd.	53,530	$3,463,391
Allstate Corp.	24,095	765,739
Aon Corp.	111,380	5,898,685
Chubb Corp.	59,625	3,655,609
MetLife, Inc.	296,438	13,259,672
Prudential Financial, Inc.	129,847	7,995,978
Travelers Cos., Inc.	110,075	6,547,261

		$41,586,335

Leisure & Toys - 0.6%
Hasbro, Inc.	66,373	$3,108,911

Machinery & Tools - 0.8%
Eaton Corp.	82,270	$4,561,049

Major Banks - 14.1%
Bank of America Corp.	660,250	$8,801,133
Bank of New York Mellon Corp.	467,465	13,963,180
Goldman Sachs Group, Inc.	102,382	16,224,476
JPMorgan Chase & Co.	337,852	15,574,977
PNC Financial Services Group, Inc.	70,225	4,423,473
State Street Corp.	116,325	5,227,646
SunTrust Banks, Inc.	35,570	1,025,839
Wells Fargo & Co.	355,322	11,263,707

		$76,504,431

Medical & Health Technology & Services - 0.5%
Quest Diagnostics, Inc.	51,610	$2,978,929

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 3.8%
Becton, Dickinson & Co.	63,092	$5,023,385
Medtronic, Inc.	187,720	7,386,782
St. Jude Medical, Inc.	107,140	5,491,996
Thermo Fisher Scientific, Inc. (a)	44,415	2,467,253

		$20,369,416

Network & Telecom - 0.6%
Cisco Systems, Inc.	202,040	$3,464,986

Oil Services - 0.8%
Transocean, Inc. (a)	52,860	$4,120,437

Other Banks & Diversified Financials - 0.9%
MasterCard, Inc., “A”	18,440	$4,641,717

Pharmaceuticals - 7.9%
Abbott Laboratories	204,422	$10,026,899
GlaxoSmithKline PLC	106,140	2,025,358
Johnson & Johnson	221,297	13,111,847
Merck & Co., Inc.	57,702	1,904,743
Pfizer, Inc.	657,898	13,361,908
Roche Holding AG	16,636	2,376,313

		$42,807,068

Railroad & Shipping - 0.5%
Canadian National Railway Co.	38,140	$2,870,798

Restaurants - 0.5%
McDonald’s Corp.	35,920	$2,733,153

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	61,897	$5,581,871

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	36,500	$2,395,130
Staples, Inc.	101,620	1,973,460

		$4,368,590

Telecommunications - Wireless - 1.4%
Vodafone Group PLC	2,620,029	$7,418,380

Telephone Services - 2.9%
AT&T, Inc.	505,902	$15,480,601

Tobacco - 4.6%
Altria Group, Inc.	133,182	$3,466,727
Philip Morris International, Inc.	285,455	18,734,412
Reynolds American, Inc.	82,620	2,935,489

		$25,136,628

Utilities - Electric Power - 2.4%
Dominion Resources, Inc.	62,470	$2,792,409
PG&E Corp.	123,688	5,464,536
PPL Corp.	63,852	1,615,456
Public Service Enterprise Group, Inc.	93,383	2,942,498

		$12,814,899

Total Common Stocks		$534,299,683

CONVERTIBLE PREFERRED STOCKS - 0.4%
Energy - Independent - 0.2%
Apache Corp., 6%	15,840	$1,122,422

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - continued
Utilities - Electric Power - 0.2%
PPL Corp., 9.5%	17,340	$923,182

Total Convertible Preferred Stocks		$2,045,604

MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	1,679,881	$1,679,881

Total Investments		$538,025,168

OTHER ASSETS, LESS LIABILITIES - 0.7%		4,029,393

NET ASSETS - 100.0%		$542,054,561

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$536,345,287	$—	$—	$536,345,287
Mutual Funds	1,679,881	—	—	1,679,881

Total Investments	$538,025,168	$—	$—	$538,025,168

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$472,308,496

Gross unrealized appreciation	$79,607,527
Gross unrealized depreciation	(13,890,855)

Net unrealized appreciation (depreciation)	$65,716,672

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Value Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,137,996	19,013,366	(21,471,481)	1,679,881

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,716	$1,679,881

4

MFS INVESTMENT MANAGEMENT

MFS® Blended Research® Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.3%
Aerospace - 3.5%
Honeywell International, Inc.	449	$26,807
Huntington Ingalls Industries, Inc. (a)	131	5,437
Lockheed Martin Corp.	325	26,130
Northrop Grumman Corp.	787	49,353
Textron, Inc.	2,201	60,285
United Technologies Corp.	204	17,269

		$185,281

Airlines - 0.6%
United Continental Holdings, Inc. (a)	1,505	$34,600

Apparel Manufacturers - 0.4%
Deckers Outdoor Corp. (a)	231	$19,901

Automotive - 2.4%
Ford Motor Co. (a)	1,708	$25,466
Johnson Controls, Inc.	1,842	76,572
TRW Automotive Holdings Corp. (a)	475	26,163

		$128,201

Biotechnology - 1.6%
Amgen, Inc. (a)	931	$49,762
Gilead Sciences, Inc. (a)	874	37,093

		$86,855

Broadcasting - 1.3%
CBS Corp., “B”	2,827	$70,788

Brokerage & Asset Managers - 1.2%
CME Group, Inc.	56	$16,887
NASDAQ OMX Group, Inc. (a)	1,877	48,502

		$65,389

Business Services - 2.4%
Accenture Ltd., “A”	600	$32,982
Cognizant Technology Solutions Corp., “A” (a)	620	50,468
MSCI, Inc., “A” (a)	1,169	43,043

		$126,493

Cable TV - 0.4%
DIRECTV, “A” (a)	422	$19,750

Chemicals - 3.3%
3M Co.	486	$45,441
E.I. du Pont de Nemours & Co.	1,226	67,393
PPG Industries, Inc.	625	59,506

		$172,340

Computer Software - 7.5%
Autodesk, Inc. (a)	664	$29,289
Intuit, Inc. (a)	1,187	63,030
Microsoft Corp.	2,070	52,495
Oracle Corp.	3,999	133,447
Red Hat, Inc. (a)	350	15,887
Rovi Corp. (a)	662	35,516
VeriSign, Inc.	1,775	64,273

		$393,937

Computer Software - Systems - 6.7%
Apple, Inc. (a)	596	$207,676
Hewlett-Packard Co.	539	22,083

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
International Business Machines Corp.	745	$121,487

		$351,246

Construction - 0.9%
Owens Corning (a)	1,308	$47,075

Consumer Products - 0.9%
Energizer Holdings, Inc. (a)	672	$47,820

Electrical Equipment - 0.6%
Danaher Corp.	578	$29,998

Electronics - 4.4%
First Solar, Inc. (a)	349	$56,133
Intel Corp.	4,554	91,854
Linear Technology Corp.	1,143	38,439
Microchip Technology, Inc.	1,215	46,182

		$232,608

Energy - Independent - 0.2%
Occidental Petroleum Corp.	119	$12,434

Energy - Integrated - 8.3%
Chevron Corp.	632	$67,896
Exxon Mobil Corp.	4,186	352,168
QEP Resources, Inc.	433	17,554

		$437,618

Food & Beverages - 3.4%
Coca-Cola Co.	399	$26,474
Dr Pepper Snapple Group, Inc.	1,376	51,132
General Mills, Inc.	1,680	61,404
PepsiCo, Inc.	670	43,155

		$182,165

Food & Drug Stores - 1.4%
Walgreen Co.	472	$18,946
Whole Foods Market, Inc.	833	54,895

		$73,841

Gaming & Lodging - 1.7%
Las Vegas Sands Corp. (a)	997	$42,093
Royal Caribbean Cruises Ltd. (a)	1,160	47,862

		$89,955

General Merchandise - 2.7%
Dollar Tree, Inc. (a)	866	$48,080
Macy’s, Inc.	2,348	56,962
Target Corp.	444	22,204
Wal-Mart Stores, Inc.	268	13,949

		$141,195

Health Maintenance Organizations - 1.1%
UnitedHealth Group, Inc.	1,296	$58,579

Insurance - 2.5%
Aflac, Inc.	782	$41,274
Allied World Assurance Co.	613	38,429
Prudential Financial, Inc.	814	50,126

		$129,829

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - 3.0%
Google, Inc., “A” (a)	268	$157,104

Leisure & Toys - 0.9%
Activision Blizzard, Inc.	4,503	$49,398

Machinery & Tools - 3.5%
AGCO Corp. (a)	267	$14,677
Cummins, Inc.	611	66,978
Pitney Bowes, Inc.	1,719	44,161
Timken Co.	1,100	57,530

		$183,346

Medical & Health Technology & Services - 1.1%
McKesson Corp.	742	$58,655

Medical Equipment - 3.2%
Medtronic, Inc.	1,844	$72,561
St. Jude Medical, Inc.	961	49,261
Thermo Fisher Scientific, Inc. (a)	842	46,773

		$168,595

Metals & Mining - 1.7%
Cliffs Natural Resources, Inc.	670	$65,848
Nucor Corp.	547	25,173

		$91,021

Network & Telecom - 4.7%
Cisco Systems, Inc.	2,399	$41,143
F5 Networks, Inc. (a)	560	57,439
Juniper Networks, Inc. (a)	1,000	42,080
Polycom, Inc. (a)	936	48,532
Qualcomm, Inc. (a)	141	7,731
Riverbed Technology, Inc. (a)	1,338	50,376

		$247,301

Oil Services - 2.4%
Halliburton Co.	843	$42,015
Noble Corp.	555	25,319
Schlumberger Ltd.	308	28,724
Weatherford International Ltd. (a)	1,482	33,493

		$129,551

Other Banks & Diversified Financials - 2.4%
American Express Co.	1,466	$66,263
Visa, Inc., “A”	794	58,454

		$124,717

Pharmaceuticals - 2.9%
Abbott Laboratories	2,093	$102,662
Johnson & Johnson	818	48,467

		$151,129

Pollution Control - 0.8%
Republic Services, Inc.	1,331	$39,983

Precious Metals & Minerals - 0.3%
Newmont Mining Corp.	263	$14,355

Printing & Publishing - 1.2%
Moody’s Corp.	1,887	$63,988

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Real Estate - 0.3%
Public Storage, Inc., REIT	134	$14,862

Restaurants - 2.0%
Darden Restaurants, Inc.	542	$26,628
McDonald’s Corp.	1,029	78,297

		$104,925

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	303	$27,325
Praxair, Inc.	248	25,197

		$52,522

Specialty Stores - 3.8%
Abercrombie & Fitch Co., “A”	665	$39,036
Advance Auto Parts, Inc.	736	48,296
Limited Brands, Inc.	2,203	72,435
Netflix, Inc. (a)	174	41,295

		$201,062

Telephone Services - 0.5%
American Tower Corp., “A” (a)	472	$24,459

Tobacco - 2.5%
Philip Morris International, Inc.	2,014	$132,179

Trucking - 1.7%
United Parcel Service, Inc., “B”	1,202	$89,333

Total Common Stocks		$5,236,383

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	47,615	$47,615

Total Investments		$5,283,998

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(10,348)

NET ASSETS - 100.0%		$5,273,650

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,236,383	$—	$—	$5,236,383
Mutual Funds	47,615	—	—	47,615

Total Investments	$5,283,998	$—	$—	$5,283,998

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,358,392

Gross unrealized appreciation	$1,063,896
Gross unrealized depreciation	(138,290)

Net unrealized appreciation (depreciation)	$925,606

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,664	71,741	(97,790)	47,615

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23	$47,615

4

MFS INVESTMENT MANAGEMENT

MFS® Blended Research® Value Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Aerospace - 2.1%
Huntington Ingalls Industries, Inc. (a)	181	$7,512
Northrop Grumman Corp.	1,090	68,354
Textron, Inc.	1,030	28,212

		$104,078

Airlines - 0.6%
United Continental Holdings, Inc. (a)	1,270	$29,197

Automotive - 1.0%
Johnson Controls, Inc.	1,160	$48,221

Biotechnology - 1.6%
Amgen, Inc. (a)	1,490	$79,641

Broadcasting - 1.8%
CBS Corp., “B”	3,270	$81,881
Walt Disney Co.	180	7,756

		$89,637

Brokerage & Asset Managers - 1.1%
NASDAQ OMX Group, Inc. (a)	2,050	$52,972

Cable TV - 2.4%
Comcast Corp., “A”	1,110	$27,439
DIRECTV, “A” (a)	690	32,292
Virgin Media, Inc.	2,050	56,970

		$116,701

Chemicals - 1.6%
Celanese Corp.	640	$28,397
E.I. du Pont de Nemours & Co.	900	49,473

		$77,870

Computer Software - 1.1%
Microsoft Corp.	2,210	$56,046

Construction - 1.1%
Owens Corning (a)	1,470	$52,905

Consumer Products - 2.6%
Newell Rubbermaid, Inc.	1,280	$24,486
Procter & Gamble Co.	1,660	102,256

		$126,742

Electrical Equipment - 2.0%
General Electric Co.	4,850	$97,243

Electronics - 2.1%
Advanced Micro Devices, Inc. (a)	2,870	$24,682
Linear Technology Corp.	800	26,904
Microchip Technology, Inc.	1,310	49,793

		$101,379

Energy - Independent - 1.7%
Apache Corp.	650	$85,098

Energy - Integrated - 9.5%
Chevron Corp.	1,960	$210,563
ConocoPhillips	650	51,909
Exxon Mobil Corp.	1,040	87,495
Hess Corp.	710	60,499

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Integrated - continued
Marathon Oil Corp.	1,120	$59,707

		$470,173

Engineering - Construction - 0.3%
KBR, Inc.	430	$16,241

Food & Beverages - 4.8%
Bunge Ltd.	770	$55,694
Coca-Cola Co.	360	23,886
Dr Pepper Snapple Group, Inc.	1,790	66,516
General Mills, Inc.	1,140	41,667
Smithfield Foods, Inc. (a)	2,050	49,323

		$237,086

Food & Drug Stores - 0.5%
Walgreen Co.	630	$25,288

Gaming & Lodging - 1.6%
Las Vegas Sands Corp. (a)	370	$15,621
Royal Caribbean Cruises Ltd. (a)	1,510	62,303

		$77,924

General Merchandise - 1.2%
Macy’s, Inc.	2,350	$57,011

Health Maintenance Organizations - 2.5%
Aetna, Inc.	1,890	$70,743
Humana, Inc. (a)	750	52,455

		$123,198

Insurance - 7.8%
ACE Ltd.	390	$25,233
Aflac, Inc.	940	49,613
Allied World Assurance Co.	960	60,182
Berkshire Hathaway, Inc., “B” (a)	610	51,014
Chubb Corp.	350	21,458
MetLife, Inc.	330	14,761
Prudential Financial, Inc.	1,340	82,517
Travelers Cos., Inc.	1,300	77,324

		$382,102

Leisure & Toys - 0.7%
Activision Blizzard, Inc.	3,150	$34,556

Machinery & Tools - 1.2%
Timken Co.	1,180	$61,714

Major Banks - 11.0%
Bank of America Corp.	10,342	$137,859
Bank of New York Mellon Corp.	1,100	32,857
Goldman Sachs Group, Inc.	270	42,787
JPMorgan Chase & Co.	3,700	170,570
PNC Financial Services Group, Inc.	510	32,125
Wells Fargo & Co.	3,960	125,532

		$541,730

Medical & Health Technology & Services - 2.1%
Cardinal Health, Inc.	1,070	$44,009
McKesson Corp.	730	57,707

		$101,716

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 1.0%
St. Jude Medical, Inc.	540	$27,680
Thermo Fisher Scientific, Inc. (a)	400	22,220

		$49,900

Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	550	$54,054

Natural Gas - Distribution - 1.1%
Sempra Energy	980	$52,430

Natural Gas - Pipeline - 0.4%
Williams Cos., Inc.	690	$21,514

Oil Services - 1.5%
National Oilwell Varco, Inc.	920	$72,928

Other Banks & Diversified Financials - 3.8%
American Express Co.	1,110	$50,172
Capital One Financial Corp.	1,320	68,587
Citigroup, Inc. (a)	11,380	50,300
Visa, Inc., “A”	280	20,614

		$189,673

Pharmaceuticals - 5.5%
Abbott Laboratories	910	$44,636
Johnson & Johnson	1,320	78,210
Merck & Co., Inc.	990	32,680
Pfizer, Inc.	5,700	115,767

		$271,293

Pollution Control - 0.3%
Republic Services, Inc.	562	$16,882

Printing & Publishing - 1.2%
Moody’s Corp.	1,720	$58,325

Railroad & Shipping - 1.3%
CSX Corp.	800	$62,880

Real Estate - 2.9%
Annaly Mortgage Management, Inc.,
REIT	3,160	$55,142
Equity Residential, REIT	720	40,615
Mack-Cali Realty Corp., REIT	1,450	49,155

		$144,912

Restaurants - 0.6%
Darden Restaurants, Inc.	600	$29,478

Specialty Chemicals - 0.8%
Rockwood Holdings, Inc. (a)	850	$41,837

Specialty Stores - 0.5%
Abercrombie & Fitch Co., “A”	380	$22,306

Telecommunications - Wireless - 0.4%
Sprint Nextel Corp. (a)	4,530	$21,019

Telephone Services - 4.1%
AT&T, Inc.	5,360	$164,016
CenturyLink, Inc.	387	16,080

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
Verizon Communications, Inc.	570	21,968

		$202,064

Tobacco - 1.4%
Reynolds American, Inc.	1,940	$68,928

Utilities - Electric Power - 5.1%
American Electric Power Co., Inc.	610	$21,435
Edison International	520	19,027
Integrys Energy Group, Inc.	820	41,418
NRG Energy, Inc. (a)	770	16,586
PG&E Corp.	1,210	53,458
PPL Corp.	930	23,529
Public Service Enterprise Group, Inc.	860	27,099
Wisconsin Energy Corp.	1,580	48,190

		$250,742

Total Common Stocks		$4,877,634

MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market
Portfolio, 0.19%, at Net Asset
Value	56,141	$56,141

Total Investments		$4,933,775

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(7,033)

NET ASSETS - 100.0%		$4,926,742

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Value Portfolio

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,877,634	$—	$—	$4,877,634
Mutual Funds	56,141	—	—	56,141

Total Investments	$4,933,775	$—	$—	$4,933,775

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,563,907

Gross unrealized appreciation	$623,692
Gross unrealized depreciation	(253,824)

Net unrealized appreciation (depreciation)	$369,868

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Value Portfolio

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	51,719	50,012	(45,590)	56,141

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22	$56,141

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.